Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Discovery Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.9%)
Banks (21.8%):
Business First Bancshares, Inc.	27,000	$581
Central Pacific Financial Corp.	16,900	350
Civista Bancshares, Inc.	23,000	478
ConnectOne Bancorp, Inc.	29,550	681
Dime Community Bancshares, Inc.	20,950	613
Financial Institutions, Inc. (a)	23,100	556
First Foundation, Inc.	33,600	610
First Internet Bancorp	16,900	572
First Mid Bancshares, Inc.	20,000	639
German American Bancorp, Inc. (a)	17,200	614
HarborOne Bancorp, Inc.	45,500	611
Heritage Commerce Corp.	60,800	689
Hometrust Bancshares, Inc.	19,300	427
Independent Bank Corp.	30,400	581
Mercantile Bank Corp.	17,700	526
Origin Bancorp, Inc.	18,000	692
Peoples Bancorp, Inc.	22,900	663
Primis Financial Corp.	41,500	503
QCR Holdings, Inc.	12,800	652
SmartFinancial, Inc.	18,300	452
The First Bancshares, Inc.	23,700	708
Univest Financial Corp.	26,470	622
Washington Trust Bancorp, Inc.	11,700	544
		13,364
Capital Markets (2.0%):
Cowen, Inc., Class A (a)	18,900	730
Diamond Hill Investment Group, Inc.	2,840	469
		1,199
Communication Services (2.9%):
Clear Channel Outdoor Holdings, Inc. (a)(b)	363,000	497
Emerald Holding, Inc. (a)(b)	94,000	318
The EW Scripps Co., Class A (b)	32,900	371
The Marcus Corp. (a)	43,820	608
		1,794
Consumer Discretionary (11.9%):
BJ's Restaurants, Inc. (b)	16,700	398
Chico's FAS, Inc. (b)	109,000	527
Chuy's Holdings, Inc. (b)	21,300	494
Express, Inc. (a)(b)	147,000	160

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Discovery Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Funko, Inc., Class A (a)(b)	24,400	$493
Genesco, Inc. (a)(b)	12,400	488
Green Brick Partners, Inc. (b)	12,000	257
Inspired Entertainment, Inc. (b)	35,270	311
Lindblad Expeditions Holdings, Inc. (a)(b)	44,700	302
Malibu Boats, Inc., Class A (b)	6,500	312
Modine Manufacturing Co. (b)	53,500	692
Motorcar Parts of America, Inc. (b)	36,400	554
Noodles & Co. (b)	64,800	305
OneWater Marine, Inc. (b)	9,420	284
Potbelly Corp. (b)	65,500	297
Ruth's Hospitality Group, Inc.	7,481	126
Shoe Carnival, Inc.	18,000	386
The Children's Place, Inc. (a)(b)	6,700	207
Universal Electronics, Inc. (b)	15,600	307
Zumiez, Inc. (a)(b)	16,600	357
		7,257
Consumer Finance (1.1%):
EZCORP, Inc., Class A (b)	88,200	680

Energy (4.8%):
Berry Corp.	72,100	541
International Seaways, Inc.	22,620	795
ProPetro Holding Corp. (b)	36,700	295
Solaris Oilfield Infrastructure, Inc., Class A	44,500	416
Talos Energy, Inc. (b)	33,515	558
Tidewater, Inc. (b)	16,200	352
		2,957
Health Care (9.2%):
AngioDynamics, Inc. (b)	42,200	863
Brookdale Senior Living, Inc. (a)(b)	97,400	416
Collegium Pharmaceutical, Inc. (b)	33,000	529
Community Health Systems, Inc. (a)(b)	95,422	205
Cross Country Healthcare, Inc. (a)(b)	20,200	573
Hanger, Inc. (a)(b)	36,140	677
HealthStream, Inc. (b)	27,900	593
Orthofix Medical, Inc. (b)	26,600	508
RadNet, Inc. (b)	33,000	672
Vanda Pharmaceuticals, Inc. (b)	37,300	368
Zimvie, Inc. (b)	22,250	220
		5,624
Industrials (15.3%):
CIRCOR International, Inc. (a)(b)	28,900	477

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Discovery Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Columbus McKinnon Corp.	19,500	$510
Covenant Logistics Group, Inc., Class A (a)	23,100	663
CRA International, Inc.	5,150	457
Ducommun, Inc. (b)	14,500	575
DXP Enterprises, Inc. (b)	19,900	471
Eagle Bulk Shipping, Inc.	10,700	462
Great Lakes Dredge & Dock Corp. (b)	44,000	334
Hawaiian Holdings, Inc. (b)	28,400	374
Heritage-Crystal Clean, Inc. (b)	19,350	572
Interface, Inc.	44,800	403
Kelly Services, Inc., Class A	34,250	466
Kimball International, Inc., Class B	61,345	386
Matrix Service Co. (b)	38,000	157
NN, Inc. (b)	93,000	159
Park Aerospace Corp. (a)	43,200	477
Park-Ohio Holdings Corp.	20,100	227
SP Plus Corp. (a)(b)	18,750	587
Titan Machinery, Inc. (b)	23,900	675
Triumph Group, Inc. (b)	18,100	156
VSE Corp.	12,950	458
Willdan Group, Inc. (a)(b)	19,859	294
		9,340
Information Technology (12.8%):
American Software, Inc., Class A	25,800	395
Benchmark Electronics, Inc.	18,300	453
Comtech Telecommunications Corp.	45,200	452
Digi International, Inc. (b)	24,400	844
EMCORE Corp. (b)	73,000	122
Extreme Networks, Inc. (b)	35,235	461
Harmonic, Inc. (a)(b)	64,400	842
I3 Verticals, Inc., Class A (b)	16,450	329
Ichor Holdings Ltd. (b)	18,400	445
Impinj, Inc. (a)(b)	5,950	476
Kimball Electronics, Inc. (b)	33,100	568
Lantronix, Inc. (b)	80,400	387
PDF Solutions, Inc. (b)	25,550	627
ScanSource, Inc. (b)	19,250	508
Veeco Instruments, Inc. (b)	21,550	395
Vishay Precision Group, Inc. (b)	17,300	512
		7,816
Insurance (0.8%):
HCI Group, Inc. (a)	8,200	322

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Discovery Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Heritage Insurance Holdings, Inc.	63,000	$142
		464
Materials (5.0%):
AdvanSix, Inc.	17,600	565
Clearwater Paper Corp. (b)	13,670	514
Haynes International, Inc.	15,000	527
Koppers Holdings, Inc.	22,545	468
Schnitzer Steel Industries, Inc.	17,000	484
SunCoke Energy, Inc.	86,500	503
		3,061
Mortgage Real Estate Investment Trusts (REITs) (1.8%):
Ares Commercial Real Estate Corp.	42,500	444
Dynex Capital, Inc. (a)	41,900	488
Western Asset Mortgage Capital Corp.	14,400	161
		1,093
Real Estate (4.8%):
City Office REIT, Inc.	48,000	478
Global Medical REIT, Inc.	55,000	469
NETSTREIT Corp. (a)	31,550	562
NexPoint Residential Trust, Inc.	6,550	303
Plymouth Industrial REIT, Inc.	30,900	519
Urstadt Biddle Properties, Inc., Class A	37,800	586
		2,917
Thrifts & Mortgage Finance (3.7%):
Bridgewater Bancshares, Inc. (b)	35,400	583
HomeStreet, Inc.	15,500	447
Premier Financial Corp.	28,150	723
Southern Missouri Bancorp, Inc.	10,400	531
		2,284
Total Common Stocks (Cost $59,495)		59,850

Collateral for Securities Loaned (13.0%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (c)	171,452	171
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (c)	115,402	115
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (c)	85,563	85
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (c)	3,895,653	3,896
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (c)	170,835	171
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (c)	463,873	464

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Discovery Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (c)	3,067,549	$3,068
Total Collateral for Securities Loaned (Cost $7,970)		7,970

Total Investments (Cost $67,465) — 110.9%		67,820
Liabilities in excess of other assets — (10.9)%		(6,662)
NET ASSETS - 100.00%		$61,158

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate disclosed is the daily yield on September 30, 2022.

REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Mid-Cap Value Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)
Communication Services (2.9%):
Liberty Media Corp.-Liberty Formula One, Class C (a)	31,980	$1,871
Lions Gate Entertainment Corp., Class B (a)	165,600	1,151
Nexstar Media Group, Inc., Class A (b)	17,538	2,926
Take-Two Interactive Software, Inc. (a)	14,685	1,601
		7,549
Consumer Discretionary (9.7%):
Aptiv PLC (a)	20,300	1,588
Aramark	65,197	2,034
Brunswick Corp.	24,500	1,604
Caesars Entertainment, Inc. (a)	35,282	1,138
D.R. Horton, Inc.	21,207	1,428
Dollar Tree, Inc. (a)	22,178	3,018
Foot Locker, Inc.	36,501	1,136
Newell Brands, Inc.	111,851	1,554
Norwegian Cruise Line Holdings Ltd. (a)(b)	106,796	1,213
Ralph Lauren Corp.	22,700	1,928
Ross Stores, Inc.	25,123	2,117
Tapestry, Inc.	67,924	1,931
Travel + Leisure Co.	44,000	1,501
Victoria's Secret & Co. (a)(b)	32,748	954
Yum! Brands, Inc.	23,900	2,542
		25,686
Consumer Staples (5.2%):
Archer-Daniels-Midland Co.	32,888	2,646
BJ's Wholesale Club Holdings, Inc. (a)(b)	38,459	2,800
Coty, Inc., Class A (a)	278,707	1,761
Molson Coors Beverage Co., Class B	50,500	2,424
Performance Food Group Co. (a)	43,000	1,847
Tyson Foods, Inc., Class A	34,127	2,250
		13,728
Energy (4.4%):
Cheniere Energy, Inc.	14,838	2,462
Devon Energy Corp.	50,700	3,048
Diamondback Energy, Inc.	16,627	2,003
Halliburton Co.	82,778	2,038
Hess Corp.	19,229	2,096
		11,647
Financials (15.4%):
American Financial Group, Inc.	21,458	2,638
Arthur J. Gallagher & Co.	24,400	4,178
Artisan Partners Asset Management, Inc., Class A	59,200	1,594

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Mid-Cap Value Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Cincinnati Financial Corp.	20,900	$1,872
Fifth Third Bancorp	106,258	3,396
Huntington Bancshares, Inc.	240,825	3,174
M&T Bank Corp.	22,300	3,932
Northern Trust Corp.	29,260	2,503
Regions Financial Corp.	130,028	2,610
Reinsurance Group of America, Inc.	23,439	2,949
State Street Corp.	41,086	2,498
The Allstate Corp.	17,809	2,218
The Hartford Financial Services Group, Inc.	39,200	2,428
Unum Group	63,305	2,456
Western Alliance Bancorp	35,241	2,317
		40,763
Health Care (7.7%):
Centene Corp. (a)	25,584	1,991
Elanco Animal Health, Inc. (a)	127,000	1,576
Encompass Health Corp.	50,280	2,274
Jazz Pharmaceuticals PLC (a)	16,111	2,147
Laboratory Corp. of America Holdings	9,000	1,843
McKesson Corp.	5,050	1,716
Organon & Co.	66,500	1,556
Perrigo Co. PLC	53,151	1,895
STERIS PLC	10,900	1,813
Tenet Healthcare Corp. (a)	31,032	1,601
Zimmer Biomet Holdings, Inc.	17,472	1,827
		20,239
Industrials (17.9%):
Booz Allen Hamilton Holding Corp.	27,900	2,577
BWX Technologies, Inc.	55,000	2,770
Carlisle Cos., Inc.	9,515	2,668
Crane Holdings Co.	25,600	2,241
Cummins, Inc.	11,260	2,291
Curtiss-Wright Corp.	16,680	2,321
Delta Air Lines, Inc. (a)	80,550	2,260
Dover Corp.	20,302	2,367
Howmet Aerospace, Inc.	64,977	2,010
ITT, Inc.	31,970	2,089
KBR, Inc.	19,264	833
Knight-Swift Transportation Holdings, Inc.	44,284	2,167
Nordson Corp.	6,841	1,452
Old Dominion Freight Line, Inc.	10,317	2,567
Oshkosh Corp.	22,449	1,578
Parker-Hannifin Corp.	12,133	2,940
Regal Rexnord Corp.	16,150	2,267

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Mid-Cap Value Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Republic Services, Inc.	26,988	$3,671
Rockwell Automation, Inc.	8,951	1,925
WESCO International, Inc. (a)	17,711	2,114
Westinghouse Air Brake Technologies Corp.	28,750	2,339
		47,447
Information Technology (11.1%):
Akamai Technologies, Inc. (a)	19,750	1,586
Ciena Corp. (a)	51,432	2,079
DXC Technology Co. (a)	90,550	2,217
Flex Ltd. (a)	164,500	2,741
Global Payments, Inc.	26,396	2,852
Jabil, Inc.	42,586	2,458
Juniper Networks, Inc.	87,800	2,293
MKS Instruments, Inc.	21,190	1,751
Motorola Solutions, Inc.	17,951	4,021
ON Semiconductor Corp. (a)	34,287	2,137
Verint Systems, Inc. (a)	41,085	1,380
Western Digital Corp. (a)	62,859	2,046
Zebra Technologies Corp. (a)	6,500	1,703
		29,264
Materials (6.8%):
Ashland, Inc.	19,889	1,889
Avery Dennison Corp.	12,960	2,109
Berry Global Group, Inc. (a)	44,500	2,070
Corteva, Inc.	50,300	2,875
DuPont de Nemours, Inc.	37,800	1,905
Olin Corp.	43,500	1,865
Packaging Corp. of America	14,549	1,634
Reliance Steel & Aluminum Co.	10,457	1,824
Westlake Corp.	21,806	1,894
		18,065
Real Estate (8.9%):
Apartment Income REIT Corp.	70,300	2,715
Duke Realty Corp.	21,900	1,055
Essex Property Trust, Inc.	14,060	3,406
Federal Realty Investment Trust	24,440	2,202
Host Hotels & Resorts, Inc.	159,903	2,539
Realty Income Corp.	68,147	3,966
VICI Properties, Inc.	103,783	3,098
Welltower, Inc. (b)	51,580	3,318
Weyerhaeuser Co.	44,000	1,257
		23,556
Utilities (8.0%):
CenterPoint Energy, Inc.	102,600	2,891

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Mid-Cap Value Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Constellation Energy Corp.	40,275	$3,351
DTE Energy Co.	20,591	2,369
Evergy, Inc.	40,605	2,412
PPL Corp.	84,000	2,129
UGI Corp.	68,600	2,218
Vistra Corp.	135,270	2,841
Xcel Energy, Inc.	44,250	2,832
		21,043
Total Common Stocks (Cost $260,676)		258,987

Collateral for Securities Loaned (2.1%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (c)	121,193	121
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (c)	81,573	82
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (c)	60,481	60
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (c)	2,753,683	2,754
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (c)	120,757	121
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (c)	327,893	328
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (c)	2,168,329	2,168
Total Collateral for Securities Loaned (Cost $5,634)		5,634

Total Investments (Cost $266,310) — 100.1%		264,621
Liabilities in excess of other assets — (0.1)%		(220)
NET ASSETS - 100.00%		$264,401

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2022.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small-Cap Value Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.1%)
Banks (15.5%):
Ameris Bancorp	350,000	$15,649
Atlantic Union Bankshares Corp.	394,059	11,972
Banc of California, Inc.	627,500	10,021
Bank of Hawaii Corp.	166,900	12,704
Banner Corp.	232,500	13,736
FB Financial Corp. (a)	305,000	11,654
First Bancorp/Southern Pines NC	219,120	8,015
First Merchants Corp.	376,800	14,575
Heritage Financial Corp. (a)	282,690	7,483
Pacific Premier Bancorp, Inc.	460,000	14,242
Prosperity Bancshares, Inc.	194,000	12,936
Sandy Spring Bancorp, Inc.	289,800	10,218
SouthState Corp.	253,540	20,060
Synovus Financial Corp.	394,723	14,806
United Community Banks, Inc.	551,188	18,244
Wintrust Financial Corp.	152,500	12,436
		208,751
Capital Markets (2.5%):
Artisan Partners Asset Management, Inc., Class A	297,015	7,999
Federated Hermes, Inc.	320,000	10,598
Stifel Financial Corp.	167,500	8,695
Virtus Investment Partners, Inc.	41,000	6,540
		33,832
Communication Services (2.0%):
Cinemark Holdings, Inc. (a)(b)	646,778	7,833
Gray Television, Inc.	613,065	8,779
Lions Gate Entertainment Corp., Class B (b)	704,514	4,896
The Marcus Corp. (a)	373,000	5,181
		26,689
Consumer Discretionary (10.2%):
Asbury Automotive Group, Inc. (b)	77,800	11,755
Bloomin' Brands, Inc.	649,569	11,907
Brinker International, Inc. (a)(b)	249,124	6,223
Brunswick Corp.	95,133	6,226
Dave & Buster's Entertainment, Inc. (a)(b)	190,080	5,898
Foot Locker, Inc.	251,200	7,820
Light & Wonder, Inc. (b)	190,400	8,164
Macy's, Inc.	394,759	6,186
Marriott Vacations Worldwide Corp.	76,046	9,267

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small-Cap Value Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Meritage Homes Corp. (b)	114,000	$8,011
PVH Corp.	138,900	6,223
Signet Jewelers Ltd.	177,300	10,140
Steven Madden Ltd.	208,216	5,553
The Goodyear Tire & Rubber Co. (b)	947,729	9,563
Victoria's Secret & Co. (a)(b)	169,781	4,944
Visteon Corp. (b)	118,273	12,544
Wolverine World Wide, Inc.	404,465	6,225
		136,649
Consumer Staples (3.2%):
Coty, Inc., Class A (b)	1,480,920	9,359
MGP Ingredients, Inc. (a)	75,900	8,058
Performance Food Group Co. (b)	265,589	11,407
The Andersons, Inc.	180,500	5,601
The Simply Good Foods Co. (b)	272,778	8,726
		43,151
Energy (4.6%):
Cactus, Inc., Class A	311,913	11,987
Chord Energy Corp.	89,121	12,189
Civitas Resources, Inc. (a)	204,300	11,725
CONSOL Energy, Inc.	234,626	15,091
Green Plains, Inc. (a)(b)	393,051	11,426
		62,418
Health Care (8.6%):
Brookdale Senior Living, Inc. (b)	1,460,040	6,234
Encompass Health Corp.	197,900	8,951
Haemonetics Corp. (b)	149,500	11,067
Ironwood Pharmaceuticals, Inc. (b)	932,200	9,658
LivaNova PLC (b)	184,800	9,382
NuVasive, Inc. (b)	206,000	9,025
Patterson Cos., Inc.	353,000	8,479
Perrigo Co. PLC	258,400	9,215
Prestige Consumer Healthcare, Inc. (b)	151,700	7,559
Select Medical Holdings Corp.	528,295	11,675
Supernus Pharmaceuticals, Inc. (b)	385,135	13,037
Tenet Healthcare Corp. (b)	229,753	11,851
		116,133
Industrials (17.2%):
AAR Corp. (b)	187,500	6,716
Arcosa, Inc.	185,370	10,599
Atkore, Inc. (b)	104,100	8,100
BWX Technologies, Inc.	236,806	11,928
CACI International, Inc., Class A (b)	38,985	10,177

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small-Cap Value Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Clean Harbors, Inc. (b)	108,747	$11,960
Crane Holdings Co.	135,281	11,842
Curtiss-Wright Corp.	97,536	13,573
EMCOR Group, Inc.	122,993	14,203
EnPro Industries, Inc.	82,538	7,014
ESCO Technologies, Inc.	109,200	8,020
Federal Signal Corp.	246,400	9,196
FTI Consulting, Inc. (b)	76,400	12,660
Hawaiian Holdings, Inc. (a)(b)	520,431	6,844
Hub Group, Inc., Class A (b)	156,901	10,823
IAA, Inc. (b)	238,700	7,603
Kirby Corp. (b)	148,887	9,048
Maxar Technologies, Inc. (a)	423,000	7,919
Saia, Inc. (b)	48,978	9,306
The Greenbrier Cos., Inc.	244,753	5,940
Univar Solutions, Inc. (b)	371,288	8,443
Wabash National Corp. (a)	631,300	9,823
Werner Enterprises, Inc.	236,565	8,895
WESCO International, Inc. (b)	90,005	10,745
		231,377
Information Technology (8.1%):
Axcelis Technologies, Inc. (b)	111,400	6,746
Belden, Inc.	212,200	12,736
Conduent, Inc. (b)	1,390,000	4,643
Diodes, Inc. (a)(b)	106,400	6,906
Extreme Networks, Inc. (b)	445,100	5,818
FormFactor, Inc. (b)	228,241	5,718
Harmonic, Inc. (a)(b)	873,000	11,410
Infinera Corp. (a)(b)	1,464,389	7,088
Plexus Corp. (b)	135,500	11,864
Progress Software Corp.	224,000	9,531
Sanmina Corp. (a)(b)	261,700	12,059
Veeco Instruments, Inc. (a)(b)	360,400	6,603
Verint Systems, Inc. (b)	254,300	8,539
		109,661
Insurance (4.8%):
Assured Guaranty Ltd.	170,719	8,271
Brighthouse Financial, Inc. (a)(b)	168,129	7,300
Horace Mann Educators Corp.	218,808	7,722
Kinsale Capital Group, Inc.	43,791	11,185
Primerica, Inc.	59,282	7,318
ProAssurance Corp.	359,637	7,017
RLI Corp.	80,800	8,272

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small-Cap Value Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Hanover Insurance Group, Inc.	54,400	$6,971
		64,056
Materials (3.9%):
AdvanSix, Inc.	253,300	8,131
ATI, Inc. (b)	315,000	8,382
Avient Corp.	257,100	7,790
Commercial Metals Co.	279,000	9,899
O-I Glass, Inc. (b)	882,500	11,428
Sylvamo Corp.	203,000	6,882
		52,512
Mortgage Real Estate Investment Trusts (REITs) (1.4%):
Blackstone Mortgage Trust, Inc., Class A (a)	490,000	11,437
Ladder Capital Corp.	788,000	7,060
		18,497
Real Estate (9.3%):
Alexander & Baldwin, Inc.	401,400	6,655
CareTrust REIT, Inc.	530,530	9,608
DiamondRock Hospitality Co.	1,372,000	10,304
Easterly Government Properties, Inc. (a)	551,000	8,689
Essential Properties Realty Trust, Inc.	480,500	9,346
Hudson Pacific Properties, Inc.	449,745	4,925
LXP Industrial Trust (a)	1,200,000	10,992
Physicians Realty Trust	588,300	8,848
Sabra Health Care REIT, Inc.	848,000	11,126
SITE Centers Corp.	1,041,400	11,153
STAG Industrial, Inc.	454,408	12,919
Summit Hotel Properties, Inc.	1,120,000	7,526
Sunstone Hotel Investors, Inc.	628,700	5,922
Veris Residential, Inc. (b)	626,706	7,126
		125,139
Thrifts & Mortgage Finance (1.5%):
MGIC Investment Corp.	805,399	10,325
Northwest Bancshares, Inc. (a)	731,000	9,876
		20,201
Utilities (4.3%):
ALLETE, Inc.	200,800	10,050
Black Hills Corp.	216,400	14,657
NorthWestern Corp.	194,237	9,572
ONE Gas, Inc.	174,800	12,304

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small-Cap Value Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Portland General Electric Co.	265,333	$11,532
		58,115
Total Common Stocks (Cost $1,281,936)		1,307,181

Exchange-Traded Funds (0.4%)
iShares Russell 2000 Value ETF	40,000	5,157
Total Exchange-Traded Funds (Cost $6,164)		5,157

Collateral for Securities Loaned (4.7%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (c)	1,362,609	1,363
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (c)	917,154	917
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (c)	680,009	680
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (c)	30,960,504	30,961
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (c)	1,357,703	1,358
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (c)	3,686,606	3,686
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (c)	24,379,189	24,379
Total Collateral for Securities Loaned (Cost $63,344)		63,344

Total Investments (Cost $1,351,444) — 102.2%		1,375,682
Liabilities in excess of other assets — (2.2)%		(29,885)
NET ASSETS - 100.00%		$1,345,797

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate disclosed is the daily yield on September 30, 2022.

ETF—Exchange-Traded Fund
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small/Mid-Cap Value Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Communication Services (2.6%):
Cinemark Holdings, Inc. (a)(b)	86,000	$1,042
Liberty Media Corp.-Liberty Formula One, Class C (a)	24,794	1,450
Lions Gate Entertainment Corp., Class B (a)	92,700	644
Nexstar Media Group, Inc., Class A	13,150	2,194
		5,330
Consumer Discretionary (11.8%):
Aramark	58,000	1,810
Asbury Automotive Group, Inc. (a)	11,580	1,750
Bloomin' Brands, Inc.	100,000	1,833
Brunswick Corp.	20,000	1,309
Caesars Entertainment, Inc. (a)	21,793	703
Foot Locker, Inc.	28,714	894
Lear Corp.	11,200	1,340
Macy's, Inc.	56,025	878
Newell Brands, Inc.	92,314	1,282
Norwegian Cruise Line Holdings Ltd. (a)(b)	94,500	1,073
PulteGroup, Inc.	27,500	1,031
PVH Corp.	21,510	964
Ralph Lauren Corp.	18,800	1,597
Signet Jewelers Ltd.	27,100	1,550
Steven Madden Ltd.	31,378	837
Tapestry, Inc.	54,655	1,554
Travel + Leisure Co.	33,000	1,126
Victoria's Secret & Co. (a)(b)	26,454	770
Visteon Corp. (a)	16,267	1,725
		24,026
Consumer Staples (4.0%):
BJ's Wholesale Club Holdings, Inc. (a)	23,653	1,722
Coty, Inc., Class A (a)	220,353	1,393
MGP Ingredients, Inc.	15,916	1,690
Molson Coors Beverage Co., Class B (b)	34,600	1,660
Performance Food Group Co. (a)	36,082	1,550
		8,015
Energy (3.8%):
APA Corp.	21,106	722
Cactus, Inc., Class A	35,200	1,353
Chord Energy Corp.	10,044	1,374
CONSOL Energy, Inc.	26,451	1,701
Green Plains, Inc. (a)(b)	45,900	1,334
PDC Energy, Inc.	21,122	1,221
		7,705

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small/Mid-Cap Value Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (19.3%):
American Financial Group, Inc.	16,642	$2,046
Artisan Partners Asset Management, Inc., Class A	46,200	1,244
Assurant, Inc.	12,455	1,809
Atlantic Union Bankshares Corp.	57,000	1,732
Bank of Hawaii Corp.	28,170	2,144
Blackstone Mortgage Trust, Inc., Class A	71,880	1,678
East West Bancorp, Inc.	27,200	1,826
Federated Hermes, Inc.	47,000	1,557
Kinsale Capital Group, Inc.	6,335	1,618
MGIC Investment Corp.	107,500	1,378
Prosperity Bancshares, Inc.	36,050	2,404
Reinsurance Group of America, Inc.	13,380	1,683
SouthState Corp.	33,500	2,650
Stifel Financial Corp.	31,000	1,609
Synovus Financial Corp.	67,182	2,520
The Hanover Insurance Group, Inc.	10,720	1,374
Unum Group	54,400	2,111
Voya Financial, Inc. (b)	29,350	1,776
W.R. Berkley Corp.	22,046	1,424
Western Alliance Bancorp	34,350	2,258
Wintrust Financial Corp.	27,594	2,250
		39,091
Health Care (7.6%):
Encompass Health Corp.	37,300	1,687
Ironwood Pharmaceuticals, Inc. (a)	141,699	1,468
Jazz Pharmaceuticals PLC (a)	12,170	1,622
LivaNova PLC (a)	27,889	1,416
NuVasive, Inc. (a)	31,035	1,360
Organon & Co.	65,000	1,521
Perrigo Co. PLC	61,850	2,205
Prestige Consumer Healthcare, Inc. (a)	19,100	952
Select Medical Holdings Corp.	77,665	1,716
Tenet Healthcare Corp. (a)	27,369	1,412
		15,359
Industrials (22.3%):
AECOM	27,300	1,866
Alaska Air Group, Inc. (a)	33,782	1,323
Arcosa, Inc.	28,446	1,627
Atkore, Inc. (a)	15,824	1,231
BWX Technologies, Inc.	38,800	1,954
CACI International, Inc., Class A (a)	6,007	1,568
Carlisle Cos., Inc.	6,568	1,842

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small/Mid-Cap Value Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Clean Harbors, Inc. (a)	19,432	$2,137
Crane Holdings Co.	23,700	2,075
Curtiss-Wright Corp.	17,580	2,446
EMCOR Group, Inc.	16,142	1,864
EnPro Industries, Inc.	12,383	1,052
FTI Consulting, Inc. (a)	12,611	2,090
Hertz Global Holdings, Inc. (a)(b)	82,300	1,340
Howmet Aerospace, Inc.	56,490	1,747
IAA, Inc. (a)	36,400	1,159
ITT, Inc.	26,514	1,732
KBR, Inc.	14,735	637
Kirby Corp. (a)	25,730	1,564
Knight-Swift Transportation Holdings, Inc.	31,150	1,524
Nordson Corp.	9,760	2,072
Oshkosh Corp.	14,000	984
Regal Rexnord Corp.	13,900	1,951
Saia, Inc. (a)	7,030	1,336
The Greenbrier Cos., Inc.	43,451	1,055
Univar Solutions, Inc. (a)	67,800	1,542
WESCO International, Inc. (a)	17,000	2,029
Westinghouse Air Brake Technologies Corp.	16,960	1,380
		45,127
Information Technology (10.1%):
Axcelis Technologies, Inc. (a)	16,814	1,018
Belden, Inc.	29,628	1,778
Ciena Corp. (a)	41,500	1,678
Diodes, Inc. (a)(b)	18,500	1,201
DXC Technology Co. (a)	77,200	1,890
Euronet Worldwide, Inc. (a)	17,600	1,333
Flex Ltd. (a)	126,200	2,103
FormFactor, Inc. (a)	41,215	1,032
Jabil, Inc.	34,802	2,008
Juniper Networks, Inc.	71,714	1,873
MKS Instruments, Inc.	18,315	1,514
Progress Software Corp.	36,910	1,571
Verint Systems, Inc. (a)	43,224	1,452
		20,451
Materials (5.9%):
Berry Global Group, Inc. (a)	33,335	1,551
O-I Glass, Inc. (a)	114,500	1,483
Olin Corp.	42,800	1,835
Packaging Corp. of America (b)	15,900	1,785
Reliance Steel & Aluminum Co.	9,413	1,642
Steel Dynamics, Inc.	28,267	2,006

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small/Mid-Cap Value Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Westlake Corp.	19,800	$1,720
		12,022
Real Estate (8.4%):
Apartment Income REIT Corp.	62,200	2,402
DiamondRock Hospitality Co.	76,200	572
Federal Realty Investment Trust	23,350	2,105
First Industrial Realty Trust, Inc.	46,000	2,061
Gaming and Leisure Properties, Inc.	47,000	2,079
Highwoods Properties, Inc.	52,300	1,410
Host Hotels & Resorts, Inc.	104,000	1,652
Hudson Pacific Properties, Inc.	76,900	842
Medical Properties Trust, Inc. (b)	123,000	1,459
SITE Centers Corp.	121,200	1,298
Veris Residential, Inc. (a)	97,900	1,113
		16,993
Utilities (3.4%):
ALLETE, Inc.	31,500	1,577
Black Hills Corp.	23,879	1,617
UGI Corp.	51,630	1,669
Vistra Corp.	96,100	2,017
		6,880
Total Common Stocks (Cost $210,375)		200,999

Collateral for Securities Loaned (4.9%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (c)	215,573	216
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (c)	145,099	145
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (c)	107,581	108
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (c)	4,898,130	4,898
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (c)	214,796	214
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (c)	583,242	583
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (c)	3,856,928	3,857
Total Collateral for Securities Loaned (Cost $10,021)		10,021

Total Investments (Cost $220,396) — 104.1%		211,020
Liabilities in excess of other assets — (4.1)%		(8,336)
NET ASSETS - 100.00%		$202,684

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2022.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Multi-Cap Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.8%)
Communication Services (8.2%):
Alphabet, Inc., Class A (a)	155,860	$14,908
Meta Platforms, Inc., Class A (a)	11,700	1,587
Nexstar Media Group, Inc., Class A	29,700	4,955
The Walt Disney Co. (a)	44,700	4,217
World Wrestling Entertainment, Inc., Class A (b)	56,000	3,930
		29,597
Communications Equipment (1.1%):
Lumentum Holdings, Inc. (a)	60,700	4,162

Consumer Discretionary (9.1%):
Amazon.com, Inc. (a)	56,800	6,418
Asbury Automotive Group, Inc. (a)	23,100	3,490
Brunswick Corp.	47,500	3,109
Crocs, Inc. (a)(b)	25,400	1,744
Group 1 Automotive, Inc.	22,200	3,172
Lithia Motors, Inc.	15,300	3,283
Meritage Homes Corp. (a)	25,000	1,757
Skyline Champion Corp. (a)	71,000	3,754
Tesla, Inc. (a)	23,700	6,286
		33,013
Consumer Staples (5.3%):
BJ's Wholesale Club Holdings, Inc. (a)	59,000	4,296
Darling Ingredients, Inc. (a)	83,300	5,510
PepsiCo, Inc.	13,500	2,204
Performance Food Group Co. (a)	78,700	3,380
Philip Morris International, Inc.	44,400	3,686
		19,076
Electronic Equipment, Instruments & Components (3.3%):
Fabrinet (a)	60,900	5,813
Jabil, Inc.	105,200	6,071
		11,884
Energy (9.0%):
Chevron Corp.	54,710	7,860
Diamondback Energy, Inc.	43,300	5,216
EOG Resources, Inc.	41,100	4,592
Magnolia Oil & Gas Corp., Class A	100,000	1,981
Matador Resources Co.	67,000	3,278
Pioneer Natural Resources Co.	19,300	4,179

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Multi-Cap Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Schlumberger NV	153,600	$5,514
		32,620
Financials (14.2%):
Ameriprise Financial, Inc.	15,000	3,779
Axos Financial, Inc. (a)	56,700	1,941
Bank of America Corp.	70,400	2,126
Chubb Ltd.	32,400	5,893
Customers Bancorp, Inc. (a)	51,000	1,503
Interactive Brokers Group, Inc.	82,800	5,292
JPMorgan Chase & Co.	27,400	2,863
Morgan Stanley	44,500	3,516
NMI Holdings, Inc., Class A (a)	216,800	4,416
ServisFirst Bancshares, Inc.	67,500	5,400
Signature Bank	18,700	2,824
The Bancorp, Inc. (a)	103,600	2,277
The Charles Schwab Corp.	76,800	5,520
Western Alliance Bancorp	59,600	3,918
		51,268
Health Care (12.8%):
AmerisourceBergen Corp.	25,700	3,478
AMN Healthcare Services, Inc. (a)	40,900	4,334
Cigna Corp.	20,100	5,577
Elevance Health, Inc.	8,600	3,906
ICON PLC (a)	20,400	3,749
McKesson Corp.	15,800	5,370
Pfizer, Inc.	100,600	4,402
Regeneron Pharmaceuticals, Inc. (a)	3,900	2,687
Stryker Corp.	8,400	1,701
Thermo Fisher Scientific, Inc.	6,900	3,500
UnitedHealth Group, Inc.	15,525	7,841
		46,545
Industrials (7.6%):
Builders FirstSource, Inc. (a)	40,200	2,369
Chart Industries, Inc. (a)(b)	31,500	5,807
Clean Harbors, Inc. (a)	33,900	3,728
GXO Logistics, Inc. (a)	34,900	1,224
Huntington Ingalls Industries, Inc.	9,369	2,075
Marten Transport Ltd.	136,700	2,619
Old Dominion Freight Line, Inc.	8,800	2,189
Raytheon Technologies Corp.	21,100	1,727
UFP Industries, Inc.	52,200	3,767
WESCO International, Inc. (a)	18,200	2,173
		27,678

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Multi-Cap Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
IT Services (1.6%):
Verra Mobility Corp. (a)(b)	248,100	$3,813
Visa, Inc., Class A	11,000	1,954
		5,767
Materials (3.2%):
Commercial Metals Co.	60,200	2,136
Graphic Packaging Holding Co.	109,300	2,158
Greif, Inc., Class A	34,600	2,061
Materion Corp.	30,200	2,416
Summit Materials, Inc., Class A (a)	113,900	2,729
		11,500
Real Estate (1.9%):
American Tower Corp.	11,800	2,533
CBRE Group, Inc., Class A (a)	25,300	1,708
Simon Property Group, Inc.	29,200	2,621
		6,862
Semiconductors & Semiconductor Equipment (8.0%):
Advanced Micro Devices, Inc. (a)	65,400	4,144
Applied Materials, Inc.	37,200	3,048
Broadcom, Inc.	14,500	6,438
Microchip Technology, Inc. (b)	81,100	4,950
NVIDIA Corp.	26,100	3,168
ON Semiconductor Corp. (a)	34,400	2,144
QUALCOMM, Inc.	44,400	5,016
		28,908
Software (6.5%):
Cadence Design Systems, Inc. (a)	39,100	6,390
Microsoft Corp.	74,160	17,272
		23,662
Technology Hardware, Storage & Peripherals (6.0%):
Apple, Inc.	156,280	21,598
Total Common Stocks (Cost $300,764)		354,140

Exchange-Traded Funds (1.5%)
iShares Russell 3000 ETF (b)	24,800	5,135
Total Exchange-Traded Funds (Cost $5,796)		5,135

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Multi-Cap Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (1.5%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (c)	119,684	$120
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (c)	80,558	81
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (c)	59,728	60
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (c)	2,719,408	2,719
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (c)	119,253	119
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (c)	323,812	324
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (c)	2,141,340	2,141
Total Collateral for Securities Loaned (Cost $5,564)		5,564

Total Investments (Cost $312,124) — 100.8%		364,839
Liabilities in excess of other assets — (0.8)%		(2,734)
NET ASSETS - 100.00%		$362,105

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2022.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory S&P 500 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (8.0%):
Activision Blizzard, Inc.	4,877	$363
Alphabet, Inc., Class A (a)	41,073	3,929
Alphabet, Inc., Class C (a)	36,729	3,531
AT&T, Inc.	48,814	749
Charter Communications, Inc., Class A (a)	759	230
Comcast Corp., Class A	30,166	885
DISH Network Corp., Class A (a)	1,719	24
Electronic Arts, Inc.	1,809	209
Fox Corp., Class A	2,099	64
Fox Corp., Class B	964	27
Live Nation Entertainment, Inc. (a)	973	74
Lumen Technologies, Inc. (b)	6,525	47
Match Group, Inc. (a)	1,938	93
Meta Platforms, Inc., Class A (a)	15,623	2,120
Netflix, Inc. (a)	3,046	717
News Corp., Class A	2,641	40
News Corp., Class B	818	13
Omnicom Group, Inc.	1,403	88
Paramount Global, Class B (b)	3,459	66
Take-Two Interactive Software, Inc. (a)	1,073	117
The Interpublic Group of Cos., Inc.	2,679	69
The Walt Disney Co. (a)	12,488	1,178
T-Mobile U.S., Inc. (a)	4,123	553
Twitter, Inc. (a)	4,606	202
Verizon Communications, Inc.	28,768	1,092
Warner Bros Discovery, Inc. (a)	15,133	174
		16,654
Communications Equipment (0.8%):
Arista Networks, Inc. (a)	1,688	190
Cisco Systems, Inc.	28,366	1,135
F5, Inc. (a)	408	59
Juniper Networks, Inc.	2,210	58
Motorola Solutions, Inc.	1,143	256
		1,698
Consumer Discretionary (11.7%):
Advance Auto Parts, Inc.	415	65
Amazon.com, Inc. (a)	60,714	6,861
Aptiv PLC (a)	1,856	145
AutoZone, Inc. (a)	133	285
Bath & Body Works, Inc.	1,564	51

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Best Buy Co., Inc.	1,373	$87
Booking Holdings, Inc. (a)	272	447
BorgWarner, Inc.	1,622	51
Caesars Entertainment, Inc. (a)	1,469	47
CarMax, Inc. (a)(b)	1,090	72
Carnival Corp. (a)(b)	6,762	48
Chipotle Mexican Grill, Inc. (a)	190	286
D.R. Horton, Inc.	2,166	146
Darden Restaurants, Inc.	840	106
Dollar General Corp.	1,555	373
Dollar Tree, Inc. (a)	1,446	197
Domino's Pizza, Inc.	246	76
eBay, Inc.	3,763	139
Etsy, Inc. (a)	867	87
Expedia Group, Inc. (a)	1,041	98
Ford Motor Co.	27,054	303
Garmin Ltd.	1,057	85
General Motors Co.	9,988	320
Genuine Parts Co.	969	145
Hasbro, Inc.	889	60
Hilton Worldwide Holdings, Inc.	1,879	227
Las Vegas Sands Corp. (a)	2,251	84
Lennar Corp., Class A	1,747	130
LKQ Corp.	1,786	84
Lowe's Cos., Inc.	4,378	822
Marriott International, Inc., Class A	1,890	265
McDonald's Corp.	5,040	1,163
MGM Resorts International	2,235	66
Mohawk Industries, Inc. (a)	361	33
Newell Brands, Inc.	2,578	36
NIKE, Inc., Class B	8,656	719
Norwegian Cruise Line Holdings Ltd. (a)(b)	2,887	33
NVR, Inc. (a)	21	84
O'Reilly Automotive, Inc. (a)	437	307
Pool Corp.	271	86
PulteGroup, Inc.	1,586	59
Ralph Lauren Corp.	294	25
Ross Stores, Inc.	2,397	202
Royal Caribbean Cruises Ltd. (a)(b)	1,503	57
Starbucks Corp.	7,860	662
Tapestry, Inc.	1,725	49
Target Corp.	3,176	471
Tesla, Inc. (a)	18,245	4,839
The Home Depot, Inc.	7,040	1,943

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The TJX Cos., Inc.	8,026	$499
Tractor Supply Co.	760	141
Ulta Beauty, Inc. (a)	355	142
VF Corp.	2,262	68
Whirlpool Corp.	373	50
Wynn Resorts Ltd. (a)	709	45
Yum! Brands, Inc.	1,949	207
		24,178
Consumer Staples (6.9%):
Altria Group, Inc.	12,336	498
Archer-Daniels-Midland Co.	3,840	309
Brown-Forman Corp., Class B	1,252	83
Campbell Soup Co.	1,380	65
Church & Dwight Co., Inc.	1,664	119
Colgate-Palmolive Co.	5,714	401
Conagra Brands, Inc.	3,289	107
Constellation Brands, Inc., Class A	1,091	251
Costco Wholesale Corp.	3,034	1,433
General Mills, Inc.	4,081	313
Hormel Foods Corp.	1,982	90
Kellogg Co.	1,747	122
Keurig Dr Pepper, Inc.	5,820	209
Kimberly-Clark Corp.	2,313	260
Lamb Weston Holdings, Inc.	985	76
McCormick & Co., Inc.	1,716	122
Molson Coors Beverage Co., Class B	1,289	62
Mondelez International, Inc., Class A	9,389	515
Monster Beverage Corp. (a)	2,635	229
PepsiCo, Inc.	9,454	1,543
Philip Morris International, Inc.	10,619	882
Sysco Corp.	3,490	247
The Clorox Co.	844	108
The Coca-Cola Co.	26,662	1,494
The Estee Lauder Cos., Inc.	1,588	343
The Hershey Co.	1,006	222
The J.M. Smucker Co.	730	100
The Kraft Heinz Co.	5,456	182
The Kroger Co.	4,461	195
The Procter & Gamble Co.	16,369	2,067
Tyson Foods, Inc., Class A	1,984	131
Walgreens Boots Alliance, Inc.	4,914	154
Walmart, Inc.	9,764	1,266
		14,198

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp., Class A	4,075	$273
CDW Corp.	926	145
Corning, Inc.	5,211	151
Keysight Technologies, Inc. (a)	1,233	194
TE Connectivity Ltd.	2,191	242
Teledyne Technologies, Inc. (a)	321	108
Trimble, Inc. (a)	1,696	92
Zebra Technologies Corp. (a)	355	93
		1,298
Energy (4.6%):
APA Corp.	2,237	76
Baker Hughes Co.	6,931	145
Chevron Corp.	12,336	1,772
ConocoPhillips	8,720	892
Coterra Energy, Inc.	5,450	142
Devon Energy Corp.	4,485	270
Diamondback Energy, Inc.	1,218	147
EOG Resources, Inc.	4,014	449
EQT Corp.	2,551	104
Exxon Mobil Corp.	28,549	2,493
Halliburton Co.	6,213	153
Hess Corp.	1,909	208
Kinder Morgan, Inc.	13,581	226
Marathon Oil Corp.	4,642	105
Marathon Petroleum Corp.	3,416	339
Occidental Petroleum Corp.	5,105	314
ONEOK, Inc.	3,061	157
Phillips 66	3,295	266
Pioneer Natural Resources Co.	1,635	354
Schlumberger NV	9,689	348
The Williams Cos., Inc.	8,347	239
Valero Energy Corp.	2,699	288
		9,487
Financials (11.0%):
Aflac, Inc.	3,939	221
American Express Co.	4,109	554
American International Group, Inc.	5,209	247
Ameriprise Financial, Inc.	741	187
Aon PLC, Class A	1,445	387
Arthur J. Gallagher & Co.	1,441	247
Assurant, Inc.	364	53
Bank of America Corp.	47,887	1,446

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Berkshire Hathaway, Inc., Class B (a)	12,363	$3,301
BlackRock, Inc.	1,033	568
Brown & Brown, Inc.	1,606	97
Capital One Financial Corp.	2,629	242
Cboe Global Markets, Inc.	727	85
Chubb Ltd.	2,861	520
Cincinnati Financial Corp.	1,091	98
Citigroup, Inc.	13,267	553
Citizens Financial Group, Inc.	3,395	117
CME Group, Inc.	2,462	436
Comerica, Inc.	896	64
Discover Financial Services	1,871	170
Everest Re Group Ltd.	270	71
FactSet Research Systems, Inc.	260	104
Fifth Third Bancorp	4,700	150
First Republic Bank	1,252	164
Franklin Resources, Inc. (b)	1,946	42
Globe Life, Inc.	621	62
Huntington Bancshares, Inc.	9,879	130
Intercontinental Exchange, Inc.	3,825	346
Invesco Ltd.	3,116	43
JPMorgan Chase & Co.	20,088	2,099
KeyCorp	6,389	102
Lincoln National Corp.	1,061	47
Loews Corp.	1,370	68
M&T Bank Corp.	1,203	212
MarketAxess Holdings, Inc.	258	57
Marsh & McLennan Cos., Inc.	3,418	510
MetLife, Inc.	4,590	279
Moody's Corp.	1,081	263
Morgan Stanley	9,173	725
MSCI, Inc.	551	232
Nasdaq, Inc.	2,322	132
Northern Trust Corp.	1,427	122
Principal Financial Group, Inc.	1,588	115
Prudential Financial, Inc.	2,548	219
Raymond James Financial, Inc.	1,331	132
Regions Financial Corp.	6,401	129
S&P Global, Inc.	2,334	713
Signature Bank	431	65
State Street Corp.	2,518	153
SVB Financial Group (a)	405	136
Synchrony Financial	3,300	93
T. Rowe Price Group, Inc. (b)	1,546	162

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Allstate Corp.	1,852	$231
The Bank of New York Mellon Corp.	5,037	194
The Charles Schwab Corp.	10,460	752
The Goldman Sachs Group, Inc.	2,338	685
The Hartford Financial Services Group, Inc.	2,214	137
The PNC Financial Services Group, Inc.	2,809	420
The Progressive Corp.	4,007	466
The Travelers Cos., Inc.	1,626	249
Truist Financial Corp.	9,086	396
U.S. Bancorp	9,262	373
W.R. Berkley Corp.	1,399	90
Wells Fargo & Co.	25,983	1,045
Willis Towers Watson PLC	753	151
Zions Bancorp NA	1,031	52
		22,711
Health Care (15.1%):
Abbott Laboratories	11,996	1,161
AbbVie, Inc.	12,112	1,626
ABIOMED, Inc. (a)	311	76
Agilent Technologies, Inc.	2,046	249
Align Technology, Inc. (a)	498	103
AmerisourceBergen Corp.	1,065	144
Amgen, Inc.	3,664	826
Baxter International, Inc.	3,450	186
Becton Dickinson & Co.	1,954	435
Biogen, Inc. (a)	994	265
Bio-Rad Laboratories, Inc., Class A (a)	147	61
Bio-Techne Corp.	269	76
Boston Scientific Corp. (a)	9,807	380
Bristol-Myers Squibb Co.	14,627	1,040
Cardinal Health, Inc.	1,866	124
Catalent, Inc. (a)	1,228	89
Centene Corp. (a)	3,915	305
Charles River Laboratories International, Inc. (a)	348	68
Cigna Corp.	2,090	580
CVS Health Corp.	8,993	858
Danaher Corp.	4,485	1,158
DaVita, Inc. (a)	382	32
DENTSPLY SIRONA, Inc.	1,476	42
Dexcom, Inc. (a)	2,689	217
Edwards Lifesciences Corp. (a)	4,247	351
Elevance Health, Inc.	1,644	747
Eli Lilly & Co.	5,402	1,747
Gilead Sciences, Inc.	8,586	530

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
HCA Healthcare, Inc.	1,475	$271
Henry Schein, Inc. (a)	932	61
Hologic, Inc. (a)	1,710	110
Humana, Inc.	867	421
IDEXX Laboratories, Inc. (a)	570	186
Illumina, Inc. (a)	1,076	205
Incyte Corp. (a)	1,265	84
Intuitive Surgical, Inc. (a)	2,446	458
IQVIA Holdings, Inc. (a)	1,278	231
Johnson & Johnson	18,010	2,942
Laboratory Corp. of America Holdings	619	127
McKesson Corp.	985	335
Medtronic PLC	9,102	735
Merck & Co., Inc.	17,353	1,494
Mettler-Toledo International, Inc. (a)	154	167
Moderna, Inc. (a)	2,305	273
Molina Healthcare, Inc. (a)	398	131
Organon & Co.	1,742	41
PerkinElmer, Inc.	865	104
Pfizer, Inc.	38,445	1,682
Quest Diagnostics, Inc.	799	98
Regeneron Pharmaceuticals, Inc. (a)	734	506
ResMed, Inc.	1,003	219
STERIS PLC	685	114
Stryker Corp.	2,306	467
Teleflex, Inc.	321	65
The Cooper Cos., Inc.	338	89
Thermo Fisher Scientific, Inc.	2,684	1,361
UnitedHealth Group, Inc.	6,407	3,236
Universal Health Services, Inc., Class B	450	40
Vertex Pharmaceuticals, Inc. (a)	1,757	509
Viatris, Inc.	8,306	71
Waters Corp. (a)	410	110
West Pharmaceutical Services, Inc.	507	125
Zimmer Biomet Holdings, Inc.	1,437	150
Zoetis, Inc.	3,207	476
		31,170
Industrials (7.8%):
3M Co.	3,792	419
A O Smith Corp.	880	43
Alaska Air Group, Inc. (a)	868	34
Allegion PLC	602	54
American Airlines Group, Inc. (a)(b)	4,452	54
AMETEK, Inc.	1,573	178

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
C.H. Robinson Worldwide, Inc.	849	$82
Carrier Global Corp.	5,765	205
Caterpillar, Inc.	3,616	593
Cintas Corp.	589	229
Copart, Inc. (a)	1,465	156
CoStar Group, Inc. (a)	2,712	189
CSX Corp.	14,668	391
Cummins, Inc.	966	197
Deere & Co.	1,905	636
Delta Air Lines, Inc. (a)	4,392	123
Dover Corp.	983	115
Eaton Corp. PLC	2,728	364
Emerson Electric Co.	4,050	297
Equifax, Inc.	838	144
Expeditors International of Washington, Inc.	1,121	99
Fastenal Co.	3,937	181
FedEx Corp.	1,638	243
Fortive Corp.	2,437	142
Fortune Brands Home & Security, Inc.	886	48
Generac Holdings, Inc. (a)	437	78
General Dynamics Corp.	1,540	327
General Electric Co.	7,511	465
Honeywell International, Inc.	4,615	771
Howmet Aerospace, Inc.	2,533	78
Huntington Ingalls Industries, Inc.	274	61
IDEX Corp.	517	103
Illinois Tool Works, Inc.	1,930	349
Ingersoll Rand, Inc.	2,762	119
J.B. Hunt Transport Services, Inc.	569	89
Jacobs Solutions, Inc.	874	95
Johnson Controls International PLC	4,718	232
L3Harris Technologies, Inc.	1,311	272
Leidos Holdings, Inc.	935	82
Lockheed Martin Corp.	1,617	625
Masco Corp.	1,545	72
Nielsen Holdings PLC	2,464	68
Nordson Corp.	370	79
Norfolk Southern Corp.	1,609	337
Northrop Grumman Corp.	996	468
Old Dominion Freight Line, Inc.	628	156
Otis Worldwide Corp.	2,879	184
PACCAR, Inc.	2,382	199
Parker-Hannifin Corp.	879	213
Pentair PLC	1,127	46

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Quanta Services, Inc.	980	$125
Raytheon Technologies Corp.	10,114	828
Republic Services, Inc.	1,407	191
Robert Half International, Inc.	751	57
Rockwell Automation, Inc.	791	170
Rollins, Inc.	1,585	55
Snap-on, Inc.	365	74
Southwest Airlines Co. (a)	4,065	125
Stanley Black & Decker, Inc.	1,013	76
Textron, Inc.	1,449	84
The Boeing Co. (a)	3,824	463
Trane Technologies PLC	1,587	230
TransDigm Group, Inc.	353	185
Union Pacific Corp.	4,278	833
United Airlines Holdings, Inc. (a)	2,238	73
United Parcel Service, Inc., Class B	5,013	810
United Rentals, Inc. (a)	479	129
Verisk Analytics, Inc.	1,075	183
W.W. Grainger, Inc.	310	152
Waste Management, Inc.	2,577	413
Westinghouse Air Brake Technologies Corp.	1,246	101
Xylem, Inc.	1,234	108
		16,249
IT Services (4.4%):
Accenture PLC, Class A	4,333	1,115
Akamai Technologies, Inc. (a)	1,089	87
Automatic Data Processing, Inc.	2,846	644
Broadridge Financial Solutions, Inc.	803	116
Cognizant Technology Solutions Corp., Class A	3,547	204
DXC Technology Co. (a)	1,575	39
EPAM Systems, Inc. (a)(b)	393	142
Fidelity National Information Services, Inc.	4,165	315
Fiserv, Inc. (a)	4,381	410
FleetCor Technologies, Inc. (a)	514	90
Gartner, Inc. (a)	542	150
Global Payments, Inc.	1,899	205
International Business Machines Corp.	6,187	735
Jack Henry & Associates, Inc.	499	91
Mastercard, Inc., Class A	5,845	1,662
Paychex, Inc.	2,194	246
PayPal Holdings, Inc. (a)	7,922	682
VeriSign, Inc. (a)	639	111

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Visa, Inc., Class A	11,200	$1,990
		9,034
Materials (2.5%):
Air Products and Chemicals, Inc.	1,519	354
Albemarle Corp.	802	212
Amcor PLC	10,294	110
Avery Dennison Corp.	557	91
Ball Corp.	2,153	104
Celanese Corp.	683	62
CF Industries Holdings, Inc.	1,365	131
Corteva, Inc.	4,922	281
Dow, Inc.	4,920	216
DuPont de Nemours, Inc.	3,431	173
Eastman Chemical Co.	841	60
Ecolab, Inc.	1,698	245
FMC Corp.	863	91
Freeport-McMoRan, Inc.	9,796	268
International Flavors & Fragrances, Inc.	1,746	159
International Paper Co.	2,480	79
Linde PLC	3,414	920
LyondellBasell Industries NV, Class A	1,743	131
Martin Marietta Materials, Inc.	427	138
Newmont Corp.	5,437	229
Nucor Corp.	1,793	192
Packaging Corp. of America	642	72
PPG Industries, Inc.	1,610	178
Sealed Air Corp.	995	44
The Mosaic Co.	2,365	114
The Sherwin-Williams Co.	1,616	331
Vulcan Materials Co.	910	143
Westrock Co.	1,742	54
		5,182
Real Estate (2.8%):
Alexandria Real Estate Equities, Inc.	1,017	143
American Tower Corp.	3,189	685
AvalonBay Communities, Inc.	958	176
Boston Properties, Inc.	977	73
Camden Property Trust	730	87
CBRE Group, Inc., Class A (a)	2,200	148
Crown Castle, Inc.	2,966	429
Digital Realty Trust, Inc.	1,969	195
Duke Realty Corp.	2,637	127
Equinix, Inc.	624	355

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Equity Residential	2,319	$156
Essex Property Trust, Inc.	446	108
Extra Space Storage, Inc.	917	158
Federal Realty Investment Trust (b)	499	45
Healthpeak Properties, Inc.	3,696	85
Host Hotels & Resorts, Inc.	4,897	78
Invitation Homes, Inc.	3,972	134
Iron Mountain, Inc.	1,991	88
Kimco Realty Corp.	4,237	78
Mid-America Apartment Communities, Inc.	791	123
Prologis, Inc.	5,072	515
Public Storage	1,082	317
Realty Income Corp.	4,230	246
Regency Centers Corp.	1,055	57
SBA Communications Corp.	739	210
Simon Property Group, Inc.	2,242	201
UDR, Inc.	2,092	87
Ventas, Inc.	2,738	110
VICI Properties, Inc.	6,597	197
Vornado Realty Trust	1,103	26
Welltower, Inc.	3,174	204
Weyerhaeuser Co.	5,071	145
		5,786
Semiconductors & Semiconductor Equipment (4.8%):
Advanced Micro Devices, Inc. (a)	11,058	701
Analog Devices, Inc.	3,561	496
Applied Materials, Inc.	5,959	488
Broadcom, Inc.	2,766	1,228
Enphase Energy, Inc. (a)	928	258
Intel Corp.	28,127	725
KLA Corp.	971	294
Lam Research Corp.	938	343
Microchip Technology, Inc.	3,785	231
Micron Technology, Inc.	7,557	379
Monolithic Power Systems, Inc.	304	110
NVIDIA Corp.	17,153	2,082
NXP Semiconductors NV	1,799	265
ON Semiconductor Corp. (a)	2,968	185
Qorvo, Inc. (a)	707	56
QUALCOMM, Inc.	7,693	869
Skyworks Solutions, Inc.	1,099	94
SolarEdge Technologies, Inc. (a)	381	88
Teradyne, Inc.	1,074	81

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Texas Instruments, Inc.	6,259	$969
		9,942
Software (8.5%):
Adobe, Inc. (a)	3,206	882
ANSYS, Inc. (a)	596	132
Autodesk, Inc. (a)	1,488	278
Cadence Design Systems, Inc. (a)	1,876	307
Ceridian HCM Holding, Inc. (a)	1,048	59
Citrix Systems, Inc.	854	89
Fortinet, Inc. (a)	4,483	220
Intuit, Inc.	1,932	748
Microsoft Corp.	51,087	11,898
NortonLifeLock, Inc.	4,056	82
Oracle Corp.	10,405	635
Paycom Software, Inc. (a)	333	110
PTC, Inc. (a)	724	76
Roper Technologies, Inc.	726	261
Salesforce, Inc. (a)	6,816	980
ServiceNow, Inc. (a)	1,384	523
Synopsys, Inc. (a)	1,048	320
Tyler Technologies, Inc. (a)	285	99
		17,699
Technology Hardware, Storage & Peripherals (7.1%):
Apple, Inc.	103,481	14,301
Hewlett Packard Enterprise Co.	8,901	107
HP, Inc.	6,234	155
NetApp, Inc.	1,505	93
Seagate Technology Holdings PLC	1,338	71
Western Digital Corp. (a)	2,145	70
		14,797
Utilities (3.1%):
Alliant Energy Corp.	1,719	91
Ameren Corp.	1,770	143
American Electric Power Co., Inc.	3,519	304
American Water Works Co., Inc.	1,245	162
Atmos Energy Corp.	958	98
CenterPoint Energy, Inc.	4,312	122
CMS Energy Corp.	1,988	116
Consolidated Edison, Inc.	2,429	208
Constellation Energy Corp.	2,239	186
Dominion Energy, Inc.	5,703	394

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
DTE Energy Co.	1,327	$153
Duke Energy Corp.	5,274	491
Edison International	2,613	148
Entergy Corp.	1,393	140
Evergy, Inc.	1,572	93
Eversource Energy	2,373	185
Exelon Corp.	6,794	254
FirstEnergy Corp.	3,718	138
NextEra Energy, Inc.	13,459	1,055
NiSource, Inc.	2,781	70
NRG Energy, Inc.	1,611	62
PG&E Corp. (a)	11,073	138
Pinnacle West Capital Corp.	774	50
PPL Corp.	5,043	128
Public Service Enterprise Group, Inc.	3,417	192
Sempra Energy	2,153	323
The AES Corp.	4,575	103
The Southern Co.	7,282	495
WEC Energy Group, Inc.	2,161	193
Xcel Energy, Inc.	3,747	240
		6,475
Total Common Stocks (Cost $48,132)		206,558

Collateral for Securities Loaned (0.3%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (c)	14,689	15
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (c)	9,887	10
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (c)	7,331	7
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (c)	333,756	333
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (c)	14,636	15
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (c)	39,742	40
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (c)	262,809	263
Total Collateral for Securities Loaned (Cost $683)		683

Total Investments (Cost $48,815) — 100.0%		207,241
Liabilities in excess of other assets — 0.0%		(18)
NET ASSETS - 100.00%		$207,223

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2022.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2022
(Unaudited)

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	6	12/16/22	$1,191,927	$1,080,450	$(111,477)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(111,477)
	Total net unrealized appreciation (depreciation)				$(111,477)

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Mid-Cap Core Growth Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%)
Communication Services (2.9%):
Live Nation Entertainment, Inc. (a)	68,444	$5,204
The Trade Desk, Inc., Class A (a)	77,400	4,625
		9,829
Consumer Discretionary (9.7%):
AutoZone, Inc. (a)	2,700	5,783
Chipotle Mexican Grill, Inc. (a)	2,700	4,057
Choice Hotels International, Inc. (b)	32,800	3,592
D.R. Horton, Inc.	29,700	2,000
Dollar General Corp.	17,600	4,222
Lithia Motors, Inc.	9,900	2,124
Marriott Vacations Worldwide Corp.	26,421	3,220
NVR, Inc. (a)	900	3,588
Pool Corp.	15,300	4,869
		33,455
Consumer Staples (5.1%):
Casey’s General Stores, Inc.	29,700	6,015
Church & Dwight Co., Inc.	24,400	1,743
Darling Ingredients, Inc. (a)	84,300	5,576
Performance Food Group Co. (a)	94,500	4,059
		17,393
Energy (5.9%):
Cheniere Energy, Inc.	54,600	9,059
Diamondback Energy, Inc.	44,500	5,360
EOG Resources, Inc.	51,400	5,743
		20,162
Financials (11.1%):
Brown & Brown, Inc.	131,500	7,953
East West Bancorp, Inc.	69,000	4,633
FactSet Research Systems, Inc.	13,000	5,201
Kinsale Capital Group, Inc.	26,500	6,769
MSCI, Inc.	14,600	6,158
W.R. Berkley Corp.	112,550	7,269
		37,983
Health Care (12.3%):
Agilent Technologies, Inc.	51,793	6,295
Edwards Lifesciences Corp. (a)	53,600	4,429
Halozyme Therapeutics, Inc. (a)	123,900	4,899
Insulet Corp. (a)	18,400	4,221
Intra-Cellular Therapies, Inc. (a)	48,400	2,252
IQVIA Holdings, Inc. (a)	28,800	5,217
Medpace Holdings, Inc. (a)	29,700	4,668

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Mid-Cap Core Growth Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Neurocrine Biosciences, Inc. (a)	43,800	$4,652
Zoetis, Inc.	38,030	5,640
		42,273
Industrials (18.1%):
Advanced Drainage Systems, Inc.	45,400	5,646
AMETEK, Inc.	41,100	4,661
Chart Industries, Inc. (a)(b)	35,100	6,471
Copa Holdings SA (a)	28,800	1,930
CoStar Group, Inc. (a)	49,700	3,462
HEICO Corp.	44,500	6,407
IDEX Corp.	29,000	5,796
Masco Corp.	78,300	3,656
Old Dominion Freight Line, Inc.	13,750	3,420
TFI International, Inc.	24,900	2,253
The Middleby Corp. (a)	14,300	1,833
Trane Technologies PLC	30,700	4,446
Trex Co., Inc. (a)	49,300	2,166
Verisk Analytics, Inc.	28,200	4,809
WESCO International, Inc. (a)	44,400	5,300
		62,256
Information Technology (17.7%):
Amphenol Corp., Class A	82,920	5,552
CDW Corp.	42,559	6,643
Crowdstrike Holdings, Inc., Class A (a)	13,700	2,258
CyberArk Software Ltd. (a)	14,100	2,114
Fair Isaac Corp. (a)	12,900	5,315
Global Payments, Inc.	42,200	4,560
Keysight Technologies, Inc. (a)	29,800	4,689
KLA Corp.	18,300	5,538
Monolithic Power Systems, Inc.	12,800	4,652
Paylocity Holding Corp. (a)	18,200	4,397
Qualys, Inc. (a)	15,700	2,188
Synopsys, Inc. (a)	24,500	7,485
Teledyne Technologies, Inc. (a)	15,800	5,332
		60,723
Materials (4.9%):
Avery Dennison Corp.	41,700	6,785
FMC Corp.	57,900	6,120
Freeport-McMoRan, Inc.	77,500	2,118
Louisiana-Pacific Corp.	34,800	1,781
		16,804
Real Estate (5.3%):
Crown Castle, Inc.	23,100	3,339
Digital Realty Trust, Inc.	35,046	3,476

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Mid-Cap Core Growth Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SBA Communications Corp.	18,403	$5,238
Sun Communities, Inc.	34,416	4,658
Ventas, Inc.	39,300	1,579
		18,290
Utilities (5.2%):
Atmos Energy Corp.	67,900	6,916
Essential Utilities, Inc.	95,900	3,968
Sempra Energy	46,039	6,903
		17,787
Total Common Stocks (Cost $287,484)		336,955

Exchange-Traded Funds (0.7%)
SPDR S&P MidCap 400 ETF	6,050	2,430
Total Exchange-Traded Funds (Cost $2,563)		2,430

Collateral for Securities Loaned (0.8%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (c)	57,309	57
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (c)	38,574	39
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (c)	28,600	29
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (c)	1,302,156	1,302
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (c)	57,103	57
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (c)	155,054	155
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (c)	1,025,355	1,025
Total Collateral for Securities Loaned (Cost $2,664)		2,664

Total Investments (Cost $292,711) — 99.7%		342,049
Other assets in excess of liabilities — 0.3%		1,179
NET ASSETS - 100.00%		$343,228

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2022.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Small Cap Growth Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Communication Services (2.0%):
Cian PLC, ADR (a)(b)(c)	77	$—	(d)
Iridium Communications, Inc. (a)	3,561	158
Radius Global Infrastructure, Inc., Class A (a)	6,300	59
		217
Consumer Discretionary (11.7%):
Academy Sports & Outdoors, Inc.	2,697	114
Brunswick Corp.	1,273	83
Burlington Stores, Inc. (a)	509	57
Cavco Industries, Inc. (a)	567	117
Chegg, Inc. (a)	2,678	56
F45 Training Holdings, Inc. (a)(e)	14,831	46
Five Below, Inc. (a)	381	52
Group 1 Automotive, Inc.	737	105
Kohl’s Corp.	2,352	59
Kura Sushi USA, Inc., Class A (a)	1,235	91
Legacy Housing Corp. (a)	5,799	99
Polaris, Inc. (e)	866	83
Skyline Champion Corp. (a)	3,307	175
Sweetgreen, Inc., Class A (a)(e)	2,488	46
Unifi, Inc. (a)	3,430	33
Vizio Holding Corp., Class A (a)	6,005	53
		1,269
Consumer Staples (5.6%):
Albertsons Cos., Inc., Class A	2,824	70
Celsius Holdings, Inc. (a)	1,150	104
e.l.f. Beauty, Inc. (a)	2,290	86
Performance Food Group Co. (a)	4,200	181
Sovos Brands, Inc. (a)	11,486	164
		605
Energy (7.2%):
Magnolia Oil & Gas Corp., Class A (e)	11,674	231
Matador Resources Co.	2,330	114
New Fortress Energy, Inc. (e)	1,580	69
Noble Corp. PLC (a)	1,555	46
Patterson-UTI Energy, Inc.	3,770	44
ProPetro Holding Corp. (a)	5,725	46
Talos Energy, Inc. (a)	14,134	236
		786
Financials (11.6%):
American Business Bank (a)	1,652	66
Coastal Financial Corp. (a)	5,370	213

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Small Cap Growth Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Colony Bankcorp, Inc.	2,215	$29
Customers Bancorp, Inc. (a)	3,942	116
First Western Financial, Inc. (a)	2,768	68
Morningstar, Inc.	483	102
Radian Group, Inc.	4,234	82
Silvercrest Asset Management Group, Inc., Class A	11,001	180
SLM Corp.	5,481	77
South Plains Financial, Inc.	5,120	141
Tradeweb Markets, Inc., Class A	1,226	69
WTB Financial Corp., Class B	360	122
		1,265
Health Care (19.6%):
4D Molecular Therapeutics, Inc. (a)	662	5
Akero Therapeutics, Inc. (a)(e)	1,608	55
Alpha Teknova, Inc. (a)	2,306	8
Arrowhead Pharmaceuticals, Inc. (a)	1,813	60
Aurinia Pharmaceuticals, Inc. (a)(e)	6,904	52
Avidity Biosciences, Inc. (a)(e)	1,205	20
Beam Therapeutics, Inc. (a)(e)	1,233	59
Bicycle Therapeutics PLC, ADR (a)(e)	2,928	68
BioMarin Pharmaceutical, Inc. (a)	283	24
C4 Therapeutics, Inc. (a)	249	2
Cabaletta Bio, Inc. (a)(e)	2,967	2
Castle Biosciences, Inc. (a)	2,000	52
Cerus Corp. (a)	6,712	24
Codiak Biosciences, Inc. (a)	6,305	5
Collegium Pharmaceutical, Inc. (a)	1,187	19
CRISPR Therapeutics AG (a)(e)	410	27
CryoPort, Inc. (a)	1,655	40
Dynavax Technologies Corp. (a)(e)	6,261	65
Evolent Health, Inc., Class A (a)	3,315	119
Fusion Pharmaceuticals, Inc. (a)	4,261	13
Gamida Cell Ltd. (a)(e)	9,195	15
Generation Bio Co. (a)	1,180	6
Genetron Holdings Ltd., ADR (a)	5,361	4
Halozyme Therapeutics, Inc. (a)	1,265	50
Henry Schein, Inc. (a)	1,145	75
Horizon Therapeutics PLC (a)	987	61
IGM Biosciences, Inc. (a)(e)	796	18
Immunocore Holdings PLC, ADR (a)	699	33
Inari Medical, Inc. (a)(e)	2,605	189
Instil Bio, Inc. (a)(e)	1,072	5
Insulet Corp. (a)	241	55
Intellia Therapeutics, Inc. (a)(e)	1,502	84

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Small Cap Growth Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Intra-Cellular Therapies, Inc. (a)	1,095	$51
IO Biotech, Inc. (a)	3,567	10
Iovance Biotherapeutics, Inc. (a)	2,461	24
LianBio, ADR (a)	13,402	27
Maravai LifeSciences Holdings, Inc., Class A (a)	1,150	29
Merit Medical Systems, Inc. (a)	1,525	86
NanoString Technologies, Inc. (a)	3,309	42
Natera, Inc. (a)	1,954	86
NeoGenomics, Inc. (a)	3,529	30
Neurocrine Biosciences, Inc. (a)	336	36
Nurix Therapeutics, Inc. (a)	439	6
ORIC Pharmaceuticals, Inc. (a)	3,909	13
Oyster Point Pharma, Inc. (a)(e)	396	2
PMV Pharmaceuticals, Inc. (a)(e)	280	3
PolyPid Ltd. (a)(e)	7,333	9
Pulmonx Corp. (a)	1,906	32
RadNet, Inc. (a)	3,159	64
Reata Pharmaceuticals, Inc., Class A (a)(e)	645	16
Recursion Pharmaceuticals, Inc., Class A (a)(e)	218	2
Repligen Corp. (a)	370	69
Singular Genomics Systems, Inc. (a)(e)	5,036	13
Stoke Therapeutics, Inc. (a)(e)	1,486	19
Surmodics, Inc. (a)	1,860	57
Sutro Biopharma, Inc. (a)	3,661	20
TCR2 Therapeutics, Inc. (a)	8,824	16
TG Therapeutics, Inc. (a)(e)	2,119	13
Xencor, Inc. (a)	822	21
Zai Lab Ltd., ADR (a)	598	20
		2,130
Industrials (15.4%):
ACV Auctions, Inc., Class A (a)(e)	357	3
AGCO Corp.	1,000	96
ASGN, Inc. (a)	1,743	157
BWX Technologies, Inc.	1,070	54
Casella Waste Systems, Inc. (a)	2,176	166
Chart Industries, Inc. (a)(e)	1,114	205
Construction Partners, Inc., Class A (a)(e)	1,877	49
ESCO Technologies, Inc.	571	42
Kaman Corp.	1,610	45
Kratos Defense & Security Solutions, Inc. (a)	6,093	62
McGrath RentCorp	1,522	128
Owens Corning	2,069	163
PGT Innovations, Inc. (a)	3,825	80

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Small Cap Growth Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Regal Rexnord Corp.	340	$48
Sensata Technologies Holding PLC	1,965	73
Shoals Technologies Group, Inc., Class A (a)	8,596	185
The AZEK Co., Inc. (a)	2,561	43
Zurn Elkay Water Solutions Corp.	2,954	72
		1,671
Information Technology (20.2%):
Alteryx, Inc., Class A (a)	441	25
Blackline, Inc. (a)	1,250	75
BM Technologies, Inc. (a)(e)	606	4
C3.ai, Inc., Class A (a)(e)	848	11
Couchbase, Inc. (a)	377	5
CS Disco, Inc. (a)(e)	4,343	43
Digital Turbine, Inc. (a)	1,163	17
DoubleVerify Holdings, Inc. (a)	363	10
Dropbox, Inc., Class A (a)	1,247	26
Elastic NV (a)	2,867	206
Endava PLC, ADR (a)	1,637	132
Expensify, Inc., Class A (a)	5,375	80
Flywire Corp. (a)	1,122	26
ForgeRock, Inc., Class A (a)(e)	383	5
Freshworks, Inc., Class A (a)(e)	3,873	50
Globant SA (a)	841	157
Intapp, Inc. (a)	75	1
JFrog Ltd. (a)	6,700	148
Mitek Systems, Inc. (a)	9,134	84
Monday.com Ltd. (a)	37	4
Napco Security Technologies, Inc. (a)	10,722	312
PagerDuty, Inc. (a)	4,305	99
SentinelOne, Inc., Class A (a)	3,720	95
Shift4 Payments, Inc., Class A (a)(e)	1,480	66
SiTime Corp. (a)	1,041	82
Smartsheet, Inc., Class A (a)	2,908	100
TaskUS, Inc., Class A (a)(e)	6,682	108
WNS Holdings Ltd., ADR (a)	2,735	224
		2,195
Materials (3.5%):
CF Industries Holdings, Inc.	720	69
Compass Minerals International, Inc.	1,115	43
FMC Corp.	795	84
Intrepid Potash, Inc. (a)(e)	1,715	68
Summit Materials, Inc., Class A (a)	4,929	118
		382

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Small Cap Growth Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Real Estate (1.5%):
Rexford Industrial Realty, Inc.	1,252	$65
UMH Properties, Inc.	6,434	104
		169
Utilities (0.2%):
Ormat Technologies, Inc. (e)	250	22
Total Common Stocks (Cost $11,005)		10,711

Warrants (0.0%)(f)
Health Care (0.0%):(f)
BioNano Genomics, Inc. (a)(c)	8,136	2
Total Warrants (Cost $–)		2

Collateral for Securities Loaned (16.7%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (g)	39,124	39
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (g)	26,334	26
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (g)	19,525	20
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (g)	888,957	889
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (g)	38,983	39
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (g)	105,852	106
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (g)	699,990	700
Total Collateral for Securities Loaned (Cost $1,819)		1,819

Total Investments (Cost $12,824) — 115.2%		12,532
Liabilities in excess of other assets — (15.2)%		(1,649)
NET ASSETS - 100.00%		$10,883

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Security was fair valued using significant unobservable inputs as of September 30, 2022.
(c)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2022, illiquid securities were less than 0.05% of net assets.
(d)	Rounds to less than $1 thousand.
(e)	All or a portion of this security is on loan.
(f)	Amount represents less than 0.05% of net assets.
(g)	Rate disclosed is the daily yield on September 30, 2022.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent International Fund-Core Equity	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.2%)
Australia (4.2%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd.	25,881	$546

Energy (0.9%):
Santos Ltd.	147,322	681
Woodside Energy Group Ltd.	40,879	835
		1,516
Financials (1.7%):
Macquarie Group Ltd.	6,345	619
National Australia Bank Ltd.	85,361	1,580
QBE Insurance Group Ltd.	75,812	562
		2,761
Materials (0.7%):
Mineral Resources Ltd.	12,479	524
Rio Tinto Ltd.	9,187	555
		1,079
Real Estate (0.6%):
Goodman Group	48,738	492
Stockland	273,796	573
		1,065
		6,967
Austria (0.4%):
Industrials (0.4%):
ANDRITZ AG	17,446	738

Brazil (1.9%):
Energy (0.5%):
Petro Rio SA (a)	152,200	777

Financials (0.6%):
Banco do Brasil SA	146,600	1,047

Materials (0.4%):
Gerdau SA, Preference Shares	169,700	769

Utilities (0.4%):
Cia Energetica de Minas Gerais, Preference Shares	323,350	645
		3,238
Canada (6.8%):
Consumer Discretionary (0.4%):
BRP, Inc. (b)	10,928	673

Energy (1.1%):
Headwater Exploration, Inc. (a)	125,512	478
Parex Resources, Inc.	48,148	703
Suncor Energy, Inc.	27,265	768
		1,949
Financials (3.3%):
Element Fleet Management Corp.	89,793	1,060
Fairfax Financial Holdings Ltd.	1,404	641
Intact Financial Corp.	9,556	1,353
National Bank of Canada (b)	21,002	1,316
The Toronto-Dominion Bank	19,023	1,167
		5,537
Industrials (0.3%):
Finning International, Inc.	27,160	478

Materials (1.7%):
Nutrien Ltd.	14,048	1,172
Teck Resources Ltd., Class B	28,123	855
West Fraser Timber Co. Ltd.	10,629	769
		2,796
		11,433

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Chile (0.3%):
Consumer Staples (0.3%):
Cencosud SA	384,409	$486

China (6.6%):
Communication Services (1.2%):
Baidu, Inc., Class A (a)	34,350	506
Tencent Holdings Ltd.	43,200	1,459
		1,965
Consumer Discretionary (2.2%):
Alibaba Group Holding Ltd. (a)	125,896	1,256
BYD Co. Ltd., Class H	29,000	715
Guangzhou Automobile Group Co. Ltd., Class H	870,000	618
JD.com, Inc., Class A	24,613	621
Yadea Group Holdings Ltd. (c)	332,000	531
		3,741
Financials (1.5%):
Agricultural Bank of China Ltd., Class H	1,600,000	479
Bank of China Ltd., Class H	2,233,275	729
China Construction Bank Corp., Class H (b)	1,304,000	753
PICC Property & Casualty Co. Ltd., Class H	546,000	564
		2,525
Health Care (0.2%):
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	161,500	390

Industrials (0.8%):
China Railway Group Ltd., Class H	1,591,000	781
COSCO SHIPPING Holdings Co. Ltd., Class H	450,150	524
		1,305
Materials (0.7%):
Anhui Conch Cement Co. Ltd., Class H	246,500	779
Ganfeng Lithium Co., Ltd. (c)	66,600	440
		1,219
		11,145
Denmark (2.0%):
Consumer Discretionary (0.2%):
Pandora A/S	8,047	376

Health Care (1.4%):
Novo Nordisk A/S, Class B	23,256	2,317

Industrials (0.4%):
AP Moller - Maersk A/S, Class B	348	633
		3,326
Finland (0.9%):
Information Technology (0.5%):
Nokia Oyj	173,644	746

Utilities (0.4%):
Fortum Oyj	51,892	697
		1,443
France (6.5%):
Communication Services (0.5%):
Publicis Groupe SA	18,426	873

Consumer Discretionary (1.5%):
LVMH Moet Hennessy Louis Vuitton SE	4,248	2,504

Consumer Staples (0.7%):
Pernod Ricard SA	6,810	1,249

Financials (0.8%):
AXA SA	24,844	542

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
BNP Paribas SA	18,990	$802
		1,344
Industrials (1.4%):
Cie de Saint-Gobain	19,477	696
Eiffage SA	7,887	633
Rexel SA	37,088	556
Teleperformance	1,861	472
		2,357
Information Technology (1.0%):
Capgemini SE	6,567	1,051
Edenred	12,740	587
		1,638
Materials (0.3%):
Arkema SA	7,407	540

Real Estate (0.3%):
Klepierre SA	27,268	474
		10,979
Germany (5.0%):
Communication Services (0.9%):
Deutsche Telekom AG	89,774	1,528

Consumer Discretionary (0.5%):
Mercedes-Benz Group AG	15,750	796

Energy (0.4%):
VERBIO Vereinigte BioEnergie AG	11,742	693

Financials (0.5%):
Hannover Rueck SE	5,263	789

Health Care (1.3%):
Bayer AG, Registered Shares	20,812	959
Merck KGaA	7,744	1,253
		2,212
Industrials (0.9%):
Brenntag SE	10,769	651
Deutsche Post AG, Registered Shares	27,036	815
		1,466
Information Technology (0.5%):
Infineon Technologies AG	23,136	506
SAP SE	5,245	427
		933
		8,417
Hong Kong (2.5%):
Consumer Discretionary (0.5%):
Chow Tai Fook Jewellery Group Ltd.	427,000	803

Consumer Staples (0.3%):
WH Group Ltd. (c)	824,500	519

Industrials (0.3%):
CK Hutchison Holdings Ltd.	88,500	487

Information Technology (0.7%):
Lenovo Group Ltd.	1,588,000	1,098

Real Estate (0.4%):
CK Asset Holdings Ltd.	121,895	732

Utilities (0.3%):
Kunlun Energy Co. Ltd.	760,000	547
		4,186
India (3.9%):
Consumer Discretionary (0.4%):
Mahindra & Mahindra Ltd.	37,698	583

Consumer Staples (0.3%):
Varun Beverages Ltd.	45,481	581

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Energy (0.6%):
Reliance Industries Ltd.	36,543	$1,061

Financials (1.0%):
Canara Bank	387,198	1,079
ICICI Bank Ltd.	55,961	588
		1,667
Information Technology (0.6%):
Mindtree Ltd.	13,525	518
Tata Consultancy Services Ltd.	13,601	499
		1,017
Materials (0.5%):
UPL Ltd.	102,771	843

Utilities (0.5%):
Power Grid Corp. of India Ltd.	318,853	828
		6,580
Indonesia (0.5%):
Communication Services (0.5%):
PT Sarana Menara Nusantara Tbk	9,781,200	791

Ireland (0.4%):
Health Care (0.4%):
ICON PLC (a)	3,266	600

Israel (0.8%):
Financials (0.4%):
Bank Leumi Le-Israel BM	67,497	578

Information Technology (0.4%):
Nice Ltd. (a)	3,889	733
		1,311
Italy (1.1%):
Industrials (0.3%):
Leonardo SpA	75,301	533

Information Technology (0.3%):
Nexi SpA (a)(b)(c)	54,423	439

Utilities (0.5%):
Enel SpA	139,799	573
Iren SpA	231,813	306
		879
		1,851
Japan (13.6%):
Communication Services (1.1%):
Nintendo Co. Ltd.	16,000	645
Nippon Telegraph & Telephone Corp.	41,800	1,128
		1,773
Consumer Discretionary (1.6%):
Isuzu Motors Ltd.	47,300	523
Open House Group Co. Ltd.	6,700	226
Rinnai Corp.	4,300	309
Sony Group Corp.	5,700	367
Toyota Motor Corp.	98,800	1,292
		2,717
Consumer Staples (1.0%):
Ajinomoto Co., Inc.	33,300	910
Seven & i Holdings Co. Ltd.	19,900	800
		1,710
Financials (2.0%):
Mizuho Financial Group, Inc.	72,310	783
ORIX Corp.	75,600	1,059

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sumitomo Mitsui Financial Group, Inc.	31,125	$863
Tokio Marine Holdings, Inc.	36,600	651
		3,356
Health Care (1.4%):
Hoya Corp.	6,700	646
Olympus Corp.	36,600	704
Ono Pharmaceutical Co. Ltd.	40,900	955
		2,305
Industrials (3.8%):
AGC, Inc.	19,500	607
Fuji Electric Co. Ltd.	20,500	752
Hitachi Ltd.	21,100	898
ITOCHU Corp.	49,700	1,200
Komatsu Ltd.	34,500	628
Mitsui & Co. Ltd.	42,100	896
Nippon Express Holdings, Inc.	13,600	691
Nippon Yusen KK (b)	43,500	739
		6,411
Information Technology (1.5%):
Canon, Inc.	25,400	555
Fujitsu Ltd.	7,400	811
TDK Corp.	21,400	661
Tokyo Electron Ltd.	2,300	567
		2,594
Materials (0.8%):
Shin-Etsu Chemical Co. Ltd.	6,300	623
Tosoh Corp.	57,400	640
		1,263
Real Estate (0.4%):
Mitsui Fudosan Co. Ltd.	38,700	737
		22,866
Korea, Republic Of (3.1%):
Communication Services (0.8%):
Cheil Worldwide, Inc.	33,988	536
JYP Entertainment Corp.	18,216	740
		1,276
Consumer Discretionary (0.4%):
Kia Corp.	13,272	660

Financials (0.3%):
Hana Financial Group, Inc.	21,285	523

Industrials (0.3%):
Samsung Engineering Co. Ltd. (a)	37,663	593

Information Technology (1.3%):
LG Innotek Co. Ltd.	5,100	961
Samsung Electronics Co. Ltd.	19,085	701
Samsung SDI Co. Ltd.	1,292	486
		2,148
		5,200
Luxembourg (0.8%):
Energy (0.4%):
Tenaris SA	56,126	726

Materials (0.4%):
ArcelorMittal SA	29,487	587
		1,313
Malaysia (1.0%):
Consumer Staples (0.3%):
Kuala Lumpur Kepong Bhd	109,200	487

Financials (0.7%):
RHB Bank Bhd	929,500	1,111
		1,598

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Mexico (0.5%):
Consumer Staples (0.5%):
Arca Continental SAB de CV	114,670	$826

Netherlands (3.6%):
Consumer Staples (1.2%):
Heineken NV	8,225	718
Koninklijke Ahold Delhaize NV	49,154	1,252
		1,970
Financials (0.8%):
ING Groep NV	69,479	595
NN Group NV	17,768	691
		1,286
Health Care (0.4%):
QIAGEN NV (a)	17,537	730

Industrials (0.2%):
Signify NV (c)	14,226	366

Information Technology (1.0%):
ASM International NV	3,122	699
STMicroelectronics NV (b)	32,984	1,025
		1,724
		6,076
Norway (1.4%):
Consumer Staples (0.3%):
Mowi ASA	38,571	491

Energy (0.7%):
Equinor ASA	18,961	626
Var Energi ASA	156,049	507
		1,133
Materials (0.4%):
Yara International ASA	18,166	638
		2,262
Qatar (0.3%):
Communication Services (0.3%):
Ooredoo QPSC	226,599	552

Russian Federation (0.0%):(d)
Consumer Staples (0.0%):
Magnit PJSC, GDR (e)(f)	36,370	—	(g)

Energy (0.0%):
LUKOIL PJSC, ADR (e)(f)	8,489	1

Financials (0.0%):
Sberbank of Russia PJSC (a)(c)(e)(f)(h)(i)	220,230	1
		2
Saudi Arabia (0.9%):
Energy (0.3%):
Saudi Arabian Oil Co. (c)	55,985	533

Financials (0.6%):
Alinma Bank	109,658	1,049
		1,582
Singapore (1.8%):
Consumer Staples (0.6%):
Wilmar International Ltd.	394,600	1,050

Financials (0.8%):
DBS Group Holdings Ltd.	53,000	1,226

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Utilities (0.4%):
Sembcorp Industries Ltd.	329,800	$705
		2,981
South Africa (0.6%):
Energy (0.3%):
Exxaro Resources Ltd.	42,429	471

Financials (0.3%):
Absa Group Ltd.	60,454	588
		1,059
Spain (2.1%):
Financials (0.8%):
Banco Santander SA	310,235	722
Bankinter SA	102,410	575
		1,297
Health Care (0.3%):
Laboratorios Farmaceuticos Rovi SA	10,671	458

Utilities (1.0%):
Corp. ACCIONA Energias Renovables SA	24,864	928
Iberdrola SA	83,227	776
		1,704
		3,459
Sweden (1.2%):
Consumer Discretionary (0.5%):
Evolution AB (c)	10,212	808

Industrials (0.4%):
Volvo AB, Class B	44,676	633

Materials (0.3%):
Boliden AB	20,232	625
		2,066
Switzerland (6.9%):
Consumer Discretionary (0.6%):
Cie Financiere Richemont SA, Registered Shares	10,080	952

Consumer Staples (1.5%):
Coca-Cola HBC AG	35,497	742
Nestle SA, Registered Shares	16,273	1,760
		2,502
Financials (1.2%):
Julius Baer Group Ltd.	17,201	751
Swiss Life Holding AG	1,317	582
UBS Group AG	47,463	688
		2,021
Health Care (2.6%):
Novartis AG, Registered Shares	24,290	1,852
Roche Holding AG	7,730	2,517
		4,369
Materials (1.0%):
Glencore PLC	195,845	1,029
Holcim AG	17,247	707
		1,736
		11,580
Taiwan (3.8%):
Financials (0.7%):
Chailease Holding Co. Ltd.	98,895	565
Fubon Financial Holding Co. Ltd.	417,731	653
		1,218
Health Care (0.6%):
Lotus Pharmaceutical Co. Ltd.	179,000	913

Information Technology (2.5%):
Delta Electronics, Inc.	85,000	675

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Hon Hai Precision Industry Co. Ltd.	159,000	$509
MediaTek, Inc.	30,000	518
Taiwan Semiconductor Manufacturing Co. Ltd.	190,000	2,519
		4,221
		6,352
Thailand (0.5%):
Health Care (0.5%):
Chularat Hospital PCL	8,368,500	816

United Arab Emirates (0.5%):
Real Estate (0.5%):
Emaar Development PJSC (a)	636,237	791

United Kingdom (9.8%):
Communication Services (0.6%):
Informa PLC	96,746	553
WPP PLC	46,586	384
		937
Consumer Discretionary (1.5%):
Barratt Developments PLC	83,188	314
JD Sports Fashion PLC	590,213	650
Stellantis NV	126,988	1,500
		2,464
Consumer Staples (0.9%):
Reckitt Benckiser Group PLC	9,959	660
Tesco PLC	345,462	793
		1,453
Energy (1.3%):
BP PLC	292,685	1,398
Harbour Energy PLC	142,991	710
		2,108
Financials (2.0%):
3i Group PLC	94,348	1,133
Barclays PLC	430,452	685
Legal & General Group PLC	201,307	480
Standard Chartered PLC	182,555	1,141
		3,439
Health Care (1.0%):
AstraZeneca PLC	15,133	1,663

Industrials (1.4%):
Ashtead Group PLC	11,496	516
BAE Systems PLC	67,068	589
Ferguson PLC	6,991	725
RS GROUP PLC	57,090	610
		2,440
Materials (0.4%):
Anglo American PLC	24,748	743

Real Estate (0.3%):
Safestore Holdings PLC	62,017	577

Utilities (0.4%):
Drax Group PLC	92,977	619
		16,443
Total Common Stocks (Cost $190,061)		161,315

Exchange-Traded Funds (2.1%)
United States (2.1%):
iShares Core MSCI EAFE ETF	48,035	2,530

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
iShares Core MSCI Emerging Markets ETF	24,462	$1,051
		3,581
Total Exchange-Traded Funds (Cost $4,634)		3,581

Collateral for Securities Loaned (2.4%)^
United States (2.4%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (j)	89,003	89
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (j)	59,907	60
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (j)	44,417	44
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (j)	2,022,274	2,022
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (j)	88,682	89
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (j)	240,801	241
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (j)	1,592,396	1,592
Total Collateral for Securities Loaned (Cost $4,137)		4,137

Total Investments (Cost $198,832) — 100.7%		169,033
Liabilities in excess of other assets — (0.7)%		(1,254)
NET ASSETS - 100.00%		$167,779

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $3,637 (thousands) and amounted to 2.2% of net assets.
(d)	Amount represents less than 0.05% of net assets.
(e)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2022, illiquid securities were less than 0.05% of net assets.
(f)	Security was fair valued using significant unobservable inputs as of September 30, 2022.
(g)	Rounds to less than $1 thousand.
(h)	Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.
(i)	The following table details the acquisition date and cost of the Fund's restricted securities at September 30, 2022.

Security Name	Acquisition Date	Cost
Sberbank of Russia PJSC	12/9/2016	$752

(j)	Rate disclosed is the daily yield on September 30, 2022.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent International Small-Cap Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.3%)
Australia (6.8%):
Communication Services (0.4%):
Nine Entertainment Co. Holdings Ltd.	7,402,007	$8,876

Consumer Discretionary (0.7%):
JB Hi-Fi Ltd.	389,166	9,416
Super Retail Group Ltd.	1,266,011	7,198
		16,614
Consumer Staples (0.7%):
Elders Ltd.	2,116,343	16,146

Energy (0.5%):
Beach Energy Ltd.	11,745,100	11,276

Financials (0.6%):
Bank of Queensland Ltd. (a)	2,373,798	9,887
Pendal Group Ltd.	1,330,445	3,829
		13,716
Industrials (0.3%):
Seven Group Holdings Ltd. (a)	813,282	8,821

Information Technology (0.4%):
Technology One Ltd.	1,653,294	11,157

Materials (2.6%):
Allkem Ltd. (b)	3,008,180	26,597
CSR Ltd.	2,479,794	7,065
Iluka Resources Ltd.	2,868,119	16,601
Incitec Pivot, Ltd.	5,192,104	11,803
		62,066
Real Estate (0.6%):
Charter Hall Group	1,017,635	7,503
Shopping Centres Australasia Property Group	5,199,565	7,838
		15,341
		164,013
Canada (11.2%):
Consumer Discretionary (1.2%):
AutoCanada, Inc. (b)	377,235	6,184
BRP, Inc. (a)	365,732	22,531
		28,715
Energy (2.8%):
ARC Resources Ltd. (a)	1,690,493	20,305
Headwater Exploration, Inc. (b)	2,465,671	9,390
Parex Resources, Inc.	1,012,032	14,779
Vermilion Energy, Inc.	462,441	9,900
Whitecap Resources, Inc. (a)	1,896,566	12,001
		66,375
Financials (0.9%):
Element Fleet Management Corp.	1,363,860	16,095
Laurentian Bank of Canada (a)	319,125	6,844
		22,939
Industrials (1.4%):
ATS Automation Tooling Systems, Inc. (b)	615,159	16,239
Ballard Power Systems, Inc. (a)(b)	314,579	1,927
Finning International, Inc.	885,844	15,572
		33,738
Information Technology (1.0%):
Celestica, Inc. (b)	1,403,401	11,827
The Descartes Systems Group, Inc. (b)	189,957	12,063
		23,890
Materials (2.1%):
Aginco Eagle Mines Ltd.	1	—	(c)
Alamos Gold, Inc. (a)	1,405,288	10,419
Canfor Corp. (a)(b)	608,752	8,863
Dundee Precious Metals, Inc.	1,800,875	8,006
Methanex Corp.	236,357	7,529

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
OceanaGold Corp. (b)	4,031,436	$6,567
Stella-Jones, Inc. (a)	326,070	9,155
		50,539
Real Estate (1.5%):
Boardwalk Real Estate Invest (a)	435,540	14,587
Colliers International Group, Inc. (a)	69,053	6,329
Tricon Residential, Inc. (a)	1,705,713	14,758
		35,674
Utilities (0.3%):
TransAlta Corp. (a)	941,186	8,320
		270,190
Denmark (0.8%):
Financials (0.5%):
Jyske Bank A/S, Registered Shares (b)	237,257	12,350

Industrials (0.3%):
ISS A/S (b)	462,249	7,127
		19,477
Finland (1.0%):
Industrials (0.5%):
Valmet Oyj	663,005	13,402

Information Technology (0.5%):
TietoEVRY Oyj (a)	486,304	11,002
		24,404
France (8.0%):
Communication Services (0.4%):
Criteo SA, ADR (a)(b)	353,617	9,558

Consumer Discretionary (0.6%):
Faurecia SE (b)	516,198	5,587
La Francaise des Jeux SAEM (d)	315,248	9,350
		14,937
Energy (0.7%):
Vallourec SA (b)	1,652,817	15,836

Health Care (0.3%):
Ipsen SA	75,209	6,960

Industrials (2.9%):
Eiffage SA	256,115	20,535
Elis SA	953,090	9,608
Nexans SA	141,790	12,620
Rexel SA	859,931	12,886
SPIE SA (a)	629,998	13,194
		68,843
Information Technology (1.6%):
Edenred	278,219	12,816
SOITEC (b)	96,799	11,051
Sopra Steria Group	115,300	14,585
		38,452
Materials (0.5%):
Arkema SA	167,278	12,189

Real Estate (1.0%):
Klepierre SA	953,491	16,574
Nexity SA	409,305	8,309
		24,883
		191,658
Germany (6.0%):
Communication Services (1.0%):
Freenet AG	564,359	10,694
ProSiebenSat.1 Media SE	1,130,076	8,005
United Internet AG, Registered Shares	346,966	6,485
		25,184

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.6%):
Hugo Boss AG	245,474	$11,428
Vitesco Technologies Group AG (b)	60,998	2,965
		14,393
Energy (0.3%):
VERBIO Vereinigte BioEnergie AG	125,700	7,416

Financials (0.4%):
Deutsche Pfandbriefbank AG (d)	1,457,679	10,030

Health Care (0.6%):
Dermapharm Holding SE	146,903	5,327
Gerresheimer AG	190,713	9,311
		14,638
Industrials (1.0%):
GEA Group AG	401,641	12,996
Rheinmetall AG	70,855	10,908
		23,904
Information Technology (1.1%):
AIXTRON SE	483,684	11,633
Bechtle AG	392,815	14,119
		25,752
Materials (0.7%):
Aurubis AG	157,458	8,219
LANXESS AG	262,429	7,636
		15,855
Utilities (0.3%):
Encavis AG	369,042	6,595
		143,767
Hong Kong (1.6%):
Health Care (0.1%):
The United Laboratories International Holdings Ltd.	9,486,000	3,939

Industrials (0.8%):
LK Technology Holdings Ltd.	8,727,500	9,860
Pacific Basin Shipping Ltd.	29,827,000	9,211
		19,071
Information Technology (0.3%):
ASM Pacific Technology Ltd.	1,089,400	6,604

Real Estate (0.4%):
Hysan Development Co. Ltd.	3,499,000	8,805
		38,419
Ireland (1.7%):
Consumer Discretionary (0.3%):
Dalata Hotel Group PLC (b)	2,730,554	7,546

Consumer Staples (0.5%):
Glanbia PLC	1,112,924	12,856

Financials (0.9%):
Bank of Ireland Group PLC	3,299,564	21,160
		41,562
Isle of Man (0.3%):
Consumer Discretionary (0.3%):
Playtech PLC (b)	1,568,134	7,681

Israel (1.5%):
Communication Services (0.7%):
Perion Network Ltd. (a)(b)	854,358	16,480

Health Care (0.5%):
Inmode Ltd. (b)	412,916	12,020

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (0.3%):
Radware Ltd. (b)	346,112	$7,542
		36,042
Italy (2.0%):
Financials (0.4%):
Banco Bpm SpA	3,991,994	10,437

Industrials (0.3%):
Leonardo SpA	949,537	6,722

Information Technology (0.6%):
Reply SpA	142,472	14,838

Materials (0.4%):
Buzzi Unicem SpA	634,007	8,967

Utilities (0.3%):
Iren SpA	5,287,501	6,969
		47,933
Japan (21.8%):
Communication Services (1.1%):
Gungho Online Entertainment, Inc.	513,400	7,888
Internet Initiative Japan, Inc.	1,313,800	20,112
		28,000
Consumer Discretionary (4.1%):
ASKUL Corp.	385,300	3,967
J Front Retailing Co., Ltd.	445,500	3,626
Komeri Co. Ltd.	446,100	8,518
Nextage Co. Ltd.	430,200	9,332
Open House Group Co. Ltd.	140,600	4,750
Resorttrust, Inc.	654,500	10,485
Rinnai Corp.	84,400	6,066
Sankyo Co. Ltd.	325,400	9,853
Shimamura Co. Ltd.	136,700	11,570
Sumitomo Forestry Co. Ltd.	813,400	12,384
Tokyotokeiba Co. Ltd.	214,300	6,111
Toyo Tire Corp.	1,068,700	11,634
		98,296
Consumer Staples (1.0%):
Morinaga Milk Industry Co. Ltd.	217,500	6,377
Nippon Suisan Kaisha Ltd.	2,729,500	10,273
Toyo Suisan Kaisha Ltd.	197,700	8,154
		24,804
Financials (1.3%):
AEON Financial Service Co. Ltd.	1,140,300	11,317
Fuyo General Lease Co. Ltd.	140,900	7,693
Mebuki Financial Group, Inc.	2,223,700	4,344
Zenkoku Hosho Co. Ltd.	261,600	8,702
		32,056
Health Care (1.8%):
Eiken Chemical Co. Ltd.	648,400	8,075
Jeol Ltd.	219,400	7,203
Miraca Holdings, Inc.	600,700	10,938
Sawai Group Holdings Co. Ltd.	285,700	8,003
Suzuken Co. Ltd.	360,500	8,215
		42,434
Industrials (5.7%):
BayCurrent Consulting, Inc.	54,600	14,167
CKD Corp.	732,500	8,699
Daihen Corp.	301,500	7,744
Dmg Mori Co. Ltd.	617,500	7,053
Ebara Corp.	284,600	9,275
Fujikura Ltd.	1,717,800	10,247
FULLCAST Holdings Co. Ltd.	506,200	8,908
Infroneer Holdings, Inc.	1,553,800	10,533
JGC Holdings Corp.	610,600	7,577

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Outsourcing, Inc.	934,300	$7,064
Sankyu, Inc.	272,000	7,900
Sanwa Holdings Corp.	1,046,400	8,988
Takeuchi Manufacturing Co. Ltd.	528,200	9,751
TechnoPro Holdings, Inc.	455,000	9,694
Ushio, Inc.	866,800	9,005
		136,605
Information Technology (2.9%):
Fuji Soft, Inc.	202,600	11,459
NEC Networks & System Integration Corp.	675,700	7,336
Nichicon Corp.	897,300	8,625
Nippon Electric Glass Co. Ltd.	813,400	14,026
Shinko Electric Industries Co. Ltd.	878,700	18,840
Tokyo Seimitsu Co. Ltd.	291,900	8,588
		68,874
Materials (1.7%):
Kaneka Corp.	373,600	9,332
Rengo Co. Ltd.	1,997,500	11,633
Tokyo Ohka Kogyo Co. Ltd.	262,100	10,938
Zeon Corp. (a)	978,900	8,652
		40,555
Real Estate (1.8%):
Invincible Investment Corp.	27,390	8,629
Kenedix Office Investment Corp.	1,712	8,075
Nippon Accommodations Fund, Inc.	2,119	9,614
Starts Corp., Inc.	393,600	7,131
Tokyo Tatemono Co., Ltd.	717,200	10,206
		43,655
Utilities (0.4%):
West Holdings Corp. (a)	311,300	8,898
		524,177
Korea, Republic Of (5.0%):
Communication Services (0.5%):
JYP Entertainment Corp.	281,767	11,448

Consumer Discretionary (0.6%):
Coway Co. Ltd.	157,221	5,880
Youngone Corp.	232,464	7,176
		13,056
Consumer Staples (0.4%):
Lotte Chilsung Beverage Co. Ltd.	87,836	9,737

Health Care (1.1%):
Daewoong Pharmaceutical Co. Ltd.	67,992	7,451
Dentium Co. Ltd.	173,614	10,047
Osstem Implant Co. Ltd.	122,662	9,793
		27,291
Industrials (0.6%):
Samsung Engineering Co. Ltd. (b)	855,675	13,471

Information Technology (1.3%):
Daeduck Electronics Co. Ltd.	493,399	7,229
LEENO Industrial, Inc.	86,523	7,444
LG Innotek Co. Ltd.	56,620	10,673
LX Semicon Co. Ltd.	129,323	6,772
		32,118
Materials (0.5%):
KCC Corp.	32,993	5,277
LOTTE Fine Chemical Co. Ltd.	184,569	7,188
		12,465
		119,586
Netherlands (4.3%):
Financials (1.1%):
ASR Nederland NV	475,563	18,279

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Euronext NV (d)	145,830	$9,228
		27,507
Health Care (0.6%):
Argenx SE, ADR (b)	37,745	13,326

Industrials (1.9%):
Aalberts NV	356,134	11,613
Fugro NV (b)	1,292,205	13,082
IMCD NV	55,414	6,569
Signify NV (d)	533,478	13,728
		44,992
Information Technology (0.3%):
BE Semiconductor Industries NV	163,069	6,980

Materials (0.4%):
OCI NV	276,079	10,106
		102,911
Norway (0.2%):
Financials (0.2%):
Sparebanken Vest	787,088	5,920

Singapore (1.3%):
Real Estate (0.5%):
Frasers Logistics & Commercial Trust	15,114,600	12,907

Utilities (0.8%):
Sembcorp Industries Ltd.	8,335,900	17,809
		30,716
Spain (3.4%):
Financials (0.8%):
Bankinter SA	3,290,724	18,474

Health Care (0.6%):
Laboratorios Farmaceuticos Rovi SA	310,554	13,344

Industrials (0.8%):
Applus Services SA	1,177,803	6,610
Cia de Distribucion Integral Logista Holdings SA	666,057	12,136
		18,746
Materials (0.4%):
Acerinox SA	1,349,943	10,734

Real Estate (0.4%):
Merlin Properties Socimi SA (a)	1,106,904	8,540

Utilities (0.4%):
Corp. ACCIONA Energias Renovables SA	287,532	10,731
		80,569
Sweden (1.7%):
Industrials (1.0%):
Intrum AB (a)	454,479	5,715
Saab AB, Class B	228,232	7,115
Trelleborg AB, Class B	547,470	10,276
		23,106
Information Technology (0.2%):
Truecaller AB (a)(b)	1,493,870	5,052

Real Estate (0.5%):
Cibus Nordic Real Estate AB	495,001	6,454
Wihlborgs Fastigheter AB	1,135,751	6,827
		13,281
		41,439
Switzerland (5.8%):
Consumer Discretionary (0.3%):
Forbo Holding AG, Registered Shares	6,342	6,859

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.3%):
Coca-Cola HBC AG	349,178	$7,294

Financials (1.3%):
Julius Baer Group Ltd.	306,371	13,373
Swissquote Group Holding SA, Registered Shares	89,103	9,246
Vontobel Holding AG, Class R	179,259	9,626
		32,245
Health Care (1.8%):
Galenica AG (d)	237,940	17,234
Siegfried Holding AG	17,589	13,007
Tecan Group AG, Class R	38,821	13,320
		43,561
Industrials (1.3%):
Bucher Industries AG, Registered Shares	42,511	13,265
Oc Oerlikon Corp. AG	1,131,377	7,243
Sulzer AG, Registered Shares	175,268	10,085
		30,593
Real Estate (0.8%):
PSP Swiss Property AG, Registered Shares	184,529	18,450
		139,002
United Kingdom (11.5%):
Communication Services (0.7%):
Airtel Africa PLC (d)	6,341,749	9,094
Future PLC	576,643	8,334
		17,428
Consumer Discretionary (1.5%):
Inchcape PLC	1,641,237	12,425
Pets at Home Group PLC	2,322,922	6,771
Redrow PLC	2,188,388	9,633
Vistry Group PLC (a)	1,075,219	7,033
		35,862
Consumer Staples (1.0%):
Cranswick PLC	249,190	7,401
Marks & Spencer Group PLC (b)	6,426,040	7,008
Tate Lyle PLC	1,120,303	8,445
		22,854
Energy (0.5%):
Harbour Energy PLC	2,469,903	12,260

Financials (1.7%):
IG Group Holdings PLC	1,301,125	11,024
Man Group PLC	4,206,599	10,414
OSB Group PLC	2,918,335	13,576
Virgin Money UK PLC	4,931,849	6,765
		41,779
Health Care (1.0%):
Abcam PLC (b)	877,522	13,100
CVS Group PLC	565,190	10,766
		23,866
Industrials (1.8%):
Balfour Beatty PLC	2,556,826	8,714
IMI PLC	653,097	8,074
RS GROUP PLC	1,208,178	12,894
Serco Group PLC	8,157,913	14,147
		43,829
Information Technology (1.0%):
Computacenter PLC	636,763	13,675
Spirent Communications PLC	3,698,719	10,756
		24,431
Materials (0.4%):
Endeavour Mining PLC (a)	532,794	9,829

Real Estate (1.5%):
LondonMetric Property PLC	4,687,751	9,107

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Safestore Holdings PLC	1,451,341	$13,504
Savills PLC	746,594	6,552
Tritax Big Box REIT PLC	3,604,647	5,439
		34,602
Utilities (0.4%):
Atlantica Sustainable Infrastructure PLC	54,941	1,445
Drax Group PLC	1,354,136	9,007
		10,452
		277,192
United States (0.4%):
Consumer Discretionary (0.4%):
International Game Technology PLC (a)	588,282	9,295
Total Common Stocks (Cost $2,775,427)		2,315,953

Exchange-Traded Funds (1.7%)
United States (1.7%):
Vanguard FTSE Developed Markets ETF (a)	1,125,820	40,934
Total Exchange-Traded Funds (Cost $44,493)		40,934

Collateral for Securities Loaned (4.5%)^
United States (4.5%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (e)	2,303,614	2,304
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (e)	1,550,532	1,551
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (e)	1,149,617	1,150
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (e)	52,341,529	52,342
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (e)	2,295,319	2,295
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (e)	6,232,540	6,233
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (e)	41,215,221	41,215
Total Collateral for Securities Loaned (Cost $107,090)		107,090

Total Investments (Cost $2,927,010) — 102.5%		2,463,977
Liabilities in excess of other assets — (2.5)%		(59,677)
NET ASSETS - 100.00%		$2,404,300

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rounds to less than $1 thousand.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $68,664 (thousands) and amounted to 2.9% of net assets.
(e)	Rate disclosed is the daily yield on September 30, 2022.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Total Return Bond Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (4.4%)
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 9/15/23 @ 100	$298	$289
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27, Callable 2/16/25 @ 100	245	223
Home Equity Asset Trust, Series 2005-2, Class M5, 4.18% (LIBOR01M+110bps), 7/25/35, Callable 10/25/22 @ 100 (a)	69	69
JPMorgan Chase Bank NA, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 6/25/24 @ 100 (b)	130	124
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable 12/15/23 @ 100	283	271
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 3/20/24 @ 100 (b)	674	635
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 11/10/23 @ 100 (b)	231	222
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 1/15/24 @ 100 (b)	332	318
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 4/15/24 @ 100 (b)	337	319
Westlake Automobile Receivables Trust, Series 2022-1A, Class C, 3.11%, 3/15/27, Callable 9/15/24 @ 100 (b)	310	294
Total Asset-Backed Securities (Cost $2,906)		2,764

Collateralized Mortgage Obligations (8.5%)
BANK, Series 2020-BN26, Class AS, 2.69%, 3/15/63, Callable 3/15/30 @ 100	290	233
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A2, 3.28%, 5/10/58, Callable 5/10/26 @ 100	163	152
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.60%, 1/10/48, Callable 1/10/26 @ 100	153	145
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A4, 3.19%, 4/10/48, Callable 4/10/25 @ 100	345	327
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 1/15/53, Callable 2/15/30 @ 100	257	211
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4, 2.90%, 7/10/49, Callable 7/10/26 @ 100	244	224

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4, 3.78%, 9/10/58, Callable 5/10/26 @ 100	$463	$443
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5, 3.72%, 9/15/48, Callable 5/15/26 @ 100	158	151
COMM Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 8/10/48, Callable 8/10/25 @ 100	186	178
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4, 3.50%, 6/15/57, Callable 5/15/25 @ 100	212	202
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48, Callable 8/15/25 @ 100	348	333
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.81%, 11/15/48, Callable 11/15/25 @ 100	158	151
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5, 3.50%, 11/15/49, Callable 11/15/26 @ 100	137	127
GS Mortgage Securities Trust, Series 2016-GS2, Class A4, 3.05%, 5/10/49, Callable 5/10/26 @ 100	162	150
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 5/10/50, Callable 5/10/25 @ 100	162	154
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49, Callable 7/15/26 @ 100	376	343
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.23%, 10/15/48, Callable 4/15/25 @ 100	453	430
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 8/15/48, Callable 8/15/25 @ 100	143	137
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49, Callable 1/15/27 @ 100	158	148
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4, 2.92%, 11/15/49, Callable 10/15/26 @ 100	379	347
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48, Callable 5/15/25 @ 100	193	185
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.81%, 12/15/48, Callable 12/15/25 @ 100	163	155
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.66%, 9/15/58, Callable 8/15/25 @ 100	181	173
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45, Callable 12/15/22 @ 100	270	265
Total Collateralized Mortgage Obligations (Cost $5,817)		5,364

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (6.3%)
Consumer Discretionary (1.1%):
Booking Holdings, Inc., 0.75%, 5/1/25 (c)	$305	$367
Expedia Group, Inc., 2/15/26 (d)	300	262
Ford Motor Co., 3/15/26 (d)	95	87
		716
Energy (0.6%):
Pioneer Natural Resources Co., 0.25%, 5/15/25	185	402

Financials (1.3%):
Ares Capital Corp., 4.63%, 3/1/24	345	352
Barclays Bank PLC
2/4/25 (d)	110	140
2/18/25 (d)	65	66
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (b)	265	270
		828
Health Care (1.0%):
Anthem, Inc., 2.75%, 10/15/42	53	343
Illumina, Inc., 8/15/23 (d)	280	268
		611
Industrials (0.5%):
Southwest Airlines Co., 1.25%, 5/1/25 (c)	300	343

Information Technology (1.5%):
Akamai Technologies, Inc., 0.13%, 5/1/25	130	132
Block, Inc., 0.25%, 11/1/27	55	40
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (c)	315	284
Vishay Intertechnology, Inc., 2.25%, 6/15/25	105	98
Western Digital Corp., 1.50%, 2/1/24	430	409
		963
Real Estate (0.3%):
Kite Realty Group LP, 0.75%, 4/1/27 (b)	185	156
Total Convertible Corporate Bonds (Cost $4,085)		4,019

Convertible Preferred Stocks (2.7%)
Financials (1.2%):
Bank of America Corp., Series L, 6.18% (e)	280	328
KKR & Co., Inc., Series C, 6.00%, 9/15/23	2,570	140

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Wells Fargo & Co., Series L, 0.02% (e)	$245	$295
		763
Health Care (0.1%):
Danaher Corp., Series B, 0.02%, 4/15/23 (c)	39	53

Industrials (0.2%):
Stanley Black & Decker, Inc., 1.62%, 11/15/22	3,047	150

Utilities (1.2%):
American Electric Power Co., Inc., 6.13%, 8/15/23	1,615	80
CenterPoint Energy, Inc., 3.37%, 9/15/29	1,045	33
DTE Energy Co., 1.56%, 11/1/22	4,475	225
NextEra Energy, Inc., 5.28%, 3/1/23	7,295	363
NiSource, Inc., 7.75%, 3/1/24	210	21
		722
Total Convertible Preferred Stocks (Cost $2,067)		1,688

Corporate Bonds (36.0%)
Communication Services (1.8%):
AT&T, Inc.
4.25%, 3/1/27, Callable 12/1/26 @ 100	129	124
5.15%, 11/15/46, Callable 5/15/46 @ 100	312	272
CenturyLink, Inc., 6.75%, 12/1/23 (c)	115	117
Comcast Corp., 3.45%, 2/1/50, Callable 8/1/49 @ 100	150	105
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (b)	143	117
T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	242	215
Verizon Communications, Inc.
3.38%, 2/15/25 (c)	116	112
3.55%, 3/22/51, Callable 9/22/50 @ 100	125	88
		1,150
Consumer Discretionary (5.0%):
Aptiv PLC Aptiv Corp., 3.25%, 3/1/32, Callable 12/1/31 @ 100	185	147
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100	670	634
Dana, Inc., 5.63%, 6/15/28, Callable 6/15/23 @ 102.81	110	92
General Motors Co., 4.88%, 10/2/23	229	228
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	110	109
Lennar Corp., 5.00%, 6/15/27, Callable 12/15/26 @ 100	212	201
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100	326	318
Meritage Homes Corp., 6.00%, 6/1/25, Callable 3/1/25 @ 100	63	61
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)	201	161
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	198	160
NVR, Inc., 3.00%, 5/15/30, Callable 11/15/29 @ 100	267	218

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
O'Reilly Automotive, Inc., 4.70%, 6/15/32, Callable 3/15/32 @ 100	$199	$187
PulteGroup, Inc., 5.00%, 1/15/27, Callable 10/15/26 @ 100	240	233
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	160	155
The Goodyear Tire Rubber Co., 5.25%, 4/30/31, Callable 1/30/31 @ 100 (c)	188	152
Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100	171	136
		3,192
Consumer Staples (1.6%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 11/14/22 @ 100 (b)	368	348
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (c)	105	101
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100	167	124
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	139	109
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	105	88
Reynolds American, Inc., 6.15%, 9/15/43	175	145
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	135	120
		1,035
Energy (3.1%):
Continental Resources, Inc.
4.50%, 4/15/23, Callable 1/15/23 @ 100	234	233
2.27%, 11/15/26, Callable 11/15/23 @ 100 (b)	267	228
Energy Transfer LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	346	294
EOG Resources, Inc., 4.95%, 4/15/50, Callable 10/15/49 @ 100	135	126
HollyFrontier Corp., 2.63%, 10/1/23	265	254
Marathon Oil Corp., 6.60%, 10/1/37	255	248
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	251	192
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 11/14/22 @ 100	245	243
Western Midstream Operating LP, 4.80%, 2/1/30, Callable 11/1/29 @ 100	188	160
		1,978
Financials (10.4%):
Aflac, Inc., 4.75%, 1/15/49, Callable 7/15/48 @ 100	35	31
Alleghany Corp., 3.63%, 5/15/30, Callable 2/15/30 @ 100	130	116
American Express Co., 4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100 (a)	299	280
Bank of America Corp.
4.20%, 8/26/24, MTN	160	157
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	205	184
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (a)	340	260
Capital One Financial Corp.
4.93% (SOFR+206bps), 5/10/28, Callable 5/10/27 @ 100 (a)	174	166
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100 (a)	395	281

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Cincinnati Financial Corp., 6.13%, 11/1/34	$230	$235
Citigroup, Inc.
3.88%, 3/26/25	108	104
4.60%, 3/9/26	232	224
4.45%, 9/29/27	108	100
Fifth Third Bancorp
1.63%, 5/5/23, Callable 4/5/23 @ 100	130	128
3.65%, 1/25/24, Callable 12/25/23 @ 100	584	573
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	290	272
Globe Life, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100	250	194
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100 (c)	425	390
2.55% (SOFR+118bps), 11/8/32, Callable 11/8/31 @ 100 (a)	376	286
5.60%, 7/15/41	87	83
JPMorgan Chase Co., 5.72% (SOFR+258bps), 9/14/33, Callable 9/14/32 @ 100 (a)	204	193
Morgan Stanley
4.88%, 11/1/22	303	303
3.13%, 7/27/26, MTN	545	502
Old Republic International Corp., 3.85%, 6/11/51, Callable 12/11/50 @ 100	104	73
Regions Financial Corp., 1.80%, 8/12/28, Callable 6/12/28 @ 100	228	187
SVB Financial Group, 3.13%, 6/5/30, Callable 3/5/30 @ 100	373	302
The Goldman Sachs Group, Inc., 3.50%, 1/23/25, Callable 10/23/24 @ 100	275	264
Wells Fargo & Co.
4.30%, 7/22/27, MTN	410	384
4.90%, 11/17/45	155	127
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	250	205
		6,604
Health Care (3.9%):
AbbVie, Inc.
3.20%, 11/21/29, Callable 8/21/29 @ 100	285	250
4.45%, 5/14/46, Callable 11/14/45 @ 100	142	116
Anthem, Inc., 2.38%, 1/15/25, Callable 12/15/24 @ 100	148	140
Baxter International, Inc.
2.54%, 2/1/32, Callable 11/1/31 @ 100	390	303
3.50%, 8/15/46, Callable 2/15/46 @ 100	109	78
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	168	154
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	193	170
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63 (b)	260	214
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100	135	134
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100	262	232
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100	146	88

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Universal Health Services, Inc.
1.65%, 9/1/26, Callable 8/1/26 @ 100 (b)	$394	$330
2.65%, 10/15/30, Callable 7/15/30 @ 100 (b)	102	75
Viatris, Inc.
2.30%, 6/22/27, Callable 4/22/27 @ 100	95	78
4.00%, 6/22/50, Callable 12/22/49 @ 100	190	113
		2,475
Industrials (3.1%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	107	79
Air Lease Corp.
0.70%, 2/15/24, Callable 1/15/24 @ 100, MTN	282	264
0.80%, 8/18/24, Callable 7/18/24 @ 100	146	133
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100	92	65
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (c)	275	272
Hillenbrand, Inc., 5.00%, 9/15/26, Callable 7/15/26 @ 100	420	393
Honeywell International, Inc., 2.80%, 6/1/50, Callable 12/1/49 @ 100 (c)	82	58
Norfolk Southern Corp.
2.30%, 5/15/31, Callable 2/15/31 @ 100	239	191
2.90%, 8/25/51, Callable 2/25/51 @ 100	125	79
Northrop Grumman Corp., 5.25%, 5/1/50, Callable 11/1/49 @ 100 (c)	116	111
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100	140	113
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)	130	103
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	115	98
		1,959
Information Technology (2.5%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	117	109
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100	315	293
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	342	338
Micron Technology, Inc., 5.33%, 2/6/29, Callable 11/6/28 @ 100	394	374
NCR Corp., 5.25%, 10/1/30, Callable 10/1/25 @ 102.63 (b)	87	66
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	160	137
Visa, Inc., 2.00%, 8/15/50, Callable 2/15/50 @ 100	287	163
Western Digital Corp., 2.85%, 2/1/29, Callable 12/1/28 @ 100	147	114
		1,594
Materials (0.4%):
Newmont Corp., 2.60%, 7/15/32, Callable 4/15/32 @ 100	104	79
The Scotts Miracle-Gro Co., 4.50%, 10/15/29, Callable 10/15/24 @ 102.25 (c)	188	137
		216

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Real Estate (2.9%):
Essential Properties LP, 2.95%, 7/15/31, Callable 4/15/31 @ 100	$131	$96
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100	630	630
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (b)	108	89
Kite Realty Group Trust, 4.00%, 3/15/25, Callable 12/15/24 @ 100	339	321
Physicians Realty LP
3.95%, 1/15/28, Callable 10/15/27 @ 100	138	125
2.63%, 11/1/31, Callable 8/1/31 @ 100	128	97
Regency Centers LP, 4.65%, 3/15/49, Callable 9/15/48 @ 100	114	90
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	145	136
Spirit Realty LP, 3.20%, 1/15/27, Callable 11/15/26 @ 100	266	234
		1,818
Utilities (1.3%):
Ameren Illinois Co., 1.55%, 11/15/30, Callable 8/15/30 @ 100	225	172
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37	250	257
Oklahoma Gas and Electric Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	190	175
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100	159	130
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100	174	112
		846
Total Corporate Bonds (Cost $26,725)		22,867

Residential Mortgage-Backed Securities (0.1%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 4.40% (LIBOR01M+132bps), 10/25/32, Callable 10/25/22 @ 100 (a)	74	74
Total Residential Mortgage-Backed Securities (Cost $73)		74

Yankee Dollars (6.3%)
Communication Services (0.2%):
Vodafone Group PLC, 5.25%, 5/30/48	193	159

Consumer Staples (2.3%):
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)	638	638
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (b)	670	664
Suntory Holdings Ltd., 2.25%, 10/16/24, Callable 9/16/24 @ 100 (b)	200	186
		1,488

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Energy (1.1%):
Canadian Natural Resources Ltd., 2.95%, 1/15/23, Callable 12/15/22 @ 100	$140	$139
Ecopetrol SA, 5.88%, 9/18/23	325	323
Statoil ASA, 3.95%, 5/15/43	100	82
TotalEnergies Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100	195	139
		683
Financials (1.2%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 7/15/25, Callable 6/15/25 @ 100	150	150
1.75%, 1/30/26, Callable 12/30/25 @ 100	150	128
HSBC Holdings PLC, 2.87% (SOFR+141bps), 11/22/32, Callable 11/22/31 @ 100 (a)	340	248
Newcrest Finance Pty Ltd.
5.75%, 11/15/41 (b)	155	140
4.20%, 5/13/50, Callable 11/13/49 @ 100 (b)	110	82
		748
Industrials (0.5%):
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	85	61
Canadian Pacific Railway Co., 3.10%, 12/2/51, Callable 6/2/51 @ 100	92	60
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102 (b)	200	166
		287
Materials (0.9%):
Anglo American Capital PLC
2.88%, 3/17/31, Callable 12/17/30 @ 100 (b)	300	233
3.95%, 9/10/50, Callable 3/10/50 @ 100 (b)(c)	200	136
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40	75	73
Vale Overseas Ltd., 6.25%, 8/10/26 (c)	143	145
		587
Utilities (0.1%):
Iberdrola International BV, 6.75%, 9/15/33	50	52
Total Yankee Dollars (Cost $4,644)		4,004

U.S. Government Mortgage-Backed Agencies (26.9%)
Federal Home Loan Bank
1.10%, 4/29/26	680	601
Federal Home Loan Mortgage Corp.
9.00%, 4/1/25	5	5
7.50%, 8/1/29	7	8
Series 4395, Class PA, 2.50%, 4/15/37 - 3/1/51	1,115	957

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series 4320, Class AP, 3.50%, 7/15/39 - 3/1/52	$819	$747
Series 4444, Class CH, 3.00%, 1/15/41 - 3/1/52	382	338
2.00%, 3/1/51	547	443
4.00%, 6/1/52 - 10/1/52	2,448	2,274
4.50%, 6/1/52	1,651	1,572
Federal National Mortgage Association
Series 2005-19, Class PB, 5.50%, 3/25/35	223	228
6.00%, 2/1/37	64	68
Series 2011-21, Class PA, 4.50%, 5/25/40	260	258
Series 2013-81, Class KA, 2.75%, 9/25/42	150	142
3.00%, 8/1/46 - 10/1/50	2,563	2,259
4.00%, 3/1/47 - 5/1/52	1,432	1,329
3.50%, 11/1/47 - 10/25/52	1,282	1,171
Series 2017-96, Class DA, 2.50%, 12/25/47 - 10/25/52	3,339	2,822
2.00%, 3/1/51 - 10/25/52	2,314	1,873
		17,095
Total U.S. Government Mortgage-Backed Agencies (Cost $18,541)		17,095

U.S. Treasury Obligations (8.7%)
U.S. Treasury Bonds, 1.25%, 5/15/50	3,650	2,041
U.S. Treasury Notes
0.25%, 3/15/24	750	707
2.50%, 3/31/27	2,077	1,940
1.63%, 5/15/31	957	804
Total U.S. Treasury Obligations (Cost $5,891)		5,492

Collateral for Securities Loaned (3.3%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (f)	44,531	45
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (f)	29,973	30
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (f)	22,223	22
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (f)	1,011,810	1,012
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (f)	44,371	44
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (f)	120,481	120
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (f)	796,728	797
Total Collateral for Securities Loaned (Cost $2,070)		2,070

Total Investments (Cost $72,819) — 103.2%		65,437
Liabilities in excess of other assets — (3.2)%		(2,003)
NET ASSETS - 100.00%		$63,434

^	Purchased with cash collateral from securities on loan.
(a)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2022.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $6,314 (thousands) and amounted to 10.0% of net assets.
(c)	All or a portion of this security is on loan.

(d)	Zero-coupon bond.
(e)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f)	Rate disclosed is the daily yield on September 30, 2022.

bps—Basis points
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
2-Year U.S. Treasury Note Futures	5	1/2/23	$1,044,548	$1,026,953	$(17,595)
5-Year U.S. Treasury Note Futures	46	1/2/23	5,055,691	4,945,360	(110,331)
British Pound Futures	17	12/19/22	1,231,606	1,187,981	(43,625)
Ultra Long Term U.S. Treasury Bond Futures	13	12/20/22	1,917,811	1,781,000	(136,811)
					$(308,362)

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note Futures	5	12/20/22	$588,537	$560,312	$28,225
Australian Dollar Futures	8	12/19/22	539,694	513,240	26,454
Canadian Dollar Futures	12	12/20/22	910,683	868,740	41,943
Euro FX Futures	7	12/19/22	881,73 8	862,881	18,857
Mexican Peso Futures	30	12/19/22	736,259	735,150	1,109
Micro E-Mini S&P 500 Index Futures	57	12/16/22	1,164,457	1,026,428	138,029
					$254,617

	Total unrealized appreciation				$254,617
	Total unrealized depreciation				(308,362)
	Total net unrealized appreciation (depreciation)				$(53,745)

Victory Portfolios	Schedule of Portfolio Investments
Victory RS International Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value

Common Stocks (97.3%)
Australia (7.7%):
Consumer Discretionary (1.1%):
Aristocrat Leisure Ltd.	149,803	$3,158,098

Financials (1.3%):
Macquarie Group Ltd.	41,126	4,011,325

Health Care (2.1%):
CSL Ltd.	34,062	6,193,313

Materials (2.2%):
BHP Group Ltd.	269,282	6,692,285

Real Estate (1.0%):
Scentre Group	1,796,787	2,935,049
		22,990,070
Belgium (0.7%):
Information Technology (0.7%):
Melexis NV	30,969	2,094,812

China (0.8%):
Communication Services (0.8%):
Tencent Holdings Ltd.	67,700	2,286,730

Denmark (3.6%):
Consumer Discretionary (0.5%):
Pandora A/S (a)	27,653	1,293,467

Consumer Staples (0.5%):
Royal Unibrew A/S	23,290	1,509,376

Health Care (2.6%):
Novo Nordisk A/S, Class B	78,538	7,825,227
		10,628,070
France (8.5%):
Consumer Discretionary (4.1%):
La Francaise des Jeux SAEM (b)	110,744	3,284,607
LVMH Moet Hennessy Louis Vuitton SE	15,245	8,986,712
		12,271,319
Energy (0.7%):
Gaztransport Et Technigaz SA	19,155	2,111,777

Industrials (1.3%):
Safran SA	40,970	3,727,288

Information Technology (1.2%):
Capgemini SE	22,091	3,536,248

Materials (1.2%):
Arkema SA	49,814	3,629,844
		25,276,476
Germany (6.8%):
Consumer Discretionary (0.9%):
Volkswagen AG, Preference Shares	22,854	2,792,155

Financials (1.5%):
Allianz SE, Registered Shares	28,895	4,551,270

Industrials (1.5%):
Siemens AG, Registered Shares	47,136	4,606,513

Information Technology (1.7%):
SAP SE	61,071	4,976,241

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS International Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Utilities (1.2%):
RWE AG	95,300	$3,502,319
		20,428,498
Hong Kong (3.1%):
Financials (1.4%):
AIA Group Ltd.	512,200	4,264,665

Real Estate (1.7%):
CK Asset Holdings Ltd.	817,500	4,907,926
		9,172,591
Italy (1.0%):
Utilities (1.0%):
Snam SpA	762,058	3,079,723

Japan (22.5%):
Communication Services (2.0%):
Capcom Co. Ltd.	122,100	3,074,589
Kakaku.com, Inc.	167,700	2,842,268
		5,916,857
Consumer Discretionary (3.5%):
Toyota Motor Corp.	583,300	7,625,050
ZOZO, Inc.	140,800	2,818,873
		10,443,923
Consumer Staples (1.4%):
Toyo Suisan Kaisha Ltd.	101,800	4,198,629

Financials (2.9%):
Mitsubishi UFJ Financial Group, Inc.	929,300	4,210,429
Tokio Marine Holdings, Inc.	245,700	4,367,462
		8,577,891
Health Care (2.9%):
Hoya Corp.	54,600	5,261,907
Shionogi & Co. Ltd.	71,600	3,458,339
		8,720,246
Industrials (5.5%):
Fuji Electric Co. Ltd.	111,600	4,090,804
MISUMI Group, Inc.	109,500	2,358,126
Mitsubishi Heavy Industries Ltd.	101,200	3,366,303
Nippon Yusen KK (a)	108,300	1,838,524
OKUMA Corp.	38,900	1,336,028
Sanwa Holdings Corp.	395,500	3,397,291
		16,387,076
Information Technology (3.0%):
Fujitsu Ltd.	32,400	3,553,217
Oracle Corp.	50,300	2,666,524
Ulvac, Inc.	75,100	2,654,092
		8,873,833
Real Estate (0.7%):
Sumitomo Realty & Development Co. Ltd.	92,400	2,101,656

Utilities (0.6%):
Chubu Electric Power Co., Inc.	220,700	1,985,158
		67,205,269
Netherlands (5.4%):
Communication Services (1.6%):
Koninklijke KPN NV	1,767,528	4,782,857

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS International Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Financials (1.2%):
ING Groep NV	419,319	$3,592,363

Industrials (1.7%):
Wolters Kluwer NV	51,481	5,012,135

Information Technology (0.9%):
ASM International NV	12,382	2,771,999
		16,159,354
New Zealand (0.6%):
Health Care (0.6%):
Fisher & Paykel Healthcare Corp. Ltd.	159,763	1,655,185

Norway (1.4%):
Energy (0.4%):
Aker BP ASA	48,110	1,381,711

Financials (1.0%):
SpareBank 1 SMN	285,583	2,915,746
		4,297,457
Spain (1.5%):
Financials (1.5%):
Banco Bilbao Vizcaya Argentaria SA	1,031,255	4,625,353

Sweden (2.7%):
Industrials (2.7%):
Atlas Copco AB, Class B	590,105	4,893,923
Nibe Industrier AB, Class B	341,066	3,043,963
		7,937,886
Switzerland (14.5%):
Consumer Staples (5.5%):
Coca-Cola HBC AG	131,375	2,744,439
Nestle SA, Registered Shares	126,887	13,726,541
		16,470,980
Financials (2.2%):
Partners Group Holding AG	2,963	2,385,060
UBS Group AG	275,117	3,992,197
		6,377,257
Health Care (6.8%):
Novartis AG, Registered Shares	104,262	7,950,233
Roche Holding AG	37,894	12,338,240
		20,288,473
		43,136,710
United Kingdom (16.5%):
Consumer Discretionary (0.6%):
Next PLC	34,266	1,818,283

Consumer Staples (3.9%):
Diageo PLC	159,609	6,716,976
Imperial Brands PLC	242,374	4,982,770
		11,699,746
Energy (3.7%):
BP PLC	763,773	3,648,775
Shell PLC	296,772	7,360,622
		11,009,397
Financials (3.7%):
Barclays PLC	2,266,897	3,606,119
HSBC Holdings PLC	965,366	4,997,392
Intermediate Capital Group PLC	78,880	850,725

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS International Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Legal & General Group PLC	702,567	$1,676,632
		11,130,868
Health Care (0.4%):
CVS Group PLC	60,862	1,159,356

Industrials (1.2%):
Ashtead Group PLC	83,262	3,738,430

Materials (3.0%):
Croda International PLC	47,376	3,383,014
Rio Tinto PLC	100,767	5,450,846
		8,833,860
		49,389,940
Total Common Stocks (Cost $332,202,200)		290,364,124

Exchange-Traded Funds (0.3%)
United States (0.3%):
iShares MSCI EAFE ETF	13,134	735,635

Total Exchange-Traded Funds (Cost $868,026)		735,635

Collateral for Securities Loaned (0.7%)^
United States (0.7%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (c)	49,474	49,474
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (c)	33,300	33,300
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (c)	24,690	24,690
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (c)	1,124,130	1,124,130
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (c)	49,296	49,296
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (c)	133,855	133,855
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (c)	885,172	885,172
Total Collateral for Securities Loaned (Cost $2,299,917)		2,299,917

Total Investments (Cost $335,370,143) — 98.3%		293,399,676
Other assets in excess of liabilities — 1.7%		5,063,196
NET ASSETS - 100.00%		$298,462,872

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $3,284,607 and amounted to 1.1% of net assets.
(c)	Rate disclosed is the daily yield on September 30, 2022.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Global Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value

Common Stocks (101.7%)
Australia (2.0%):
Consumer Discretionary (0.6%):
Aristocrat Leisure Ltd.	86,345	$1,820,297

Financials (0.7%):
Macquarie Group Ltd.	22,409	2,185,717

Health Care (0.7%):
CSL Ltd.	13,614	2,475,361
		6,481,375
Belgium (0.4%):
Information Technology (0.4%):
Melexis NV	20,771	1,404,996

Bermuda (0.8%):
Industrials (0.8%):
Triton International Ltd.	45,123	2,469,582

Canada (4.8%):
Consumer Staples (1.0%):
Alimentation Couche-Tard, Inc.	83,387	3,357,335

Energy (0.7%):
Parex Resources, Inc.	147,736	2,157,425

Industrials (1.0%):
Canadian Pacific Railway Ltd.	49,963	3,335,569

Information Technology (1.3%):
Constellation Software, Inc.	3,184	4,430,882

Materials (0.8%):
Aginco Eagle Mines Ltd.	58,336	2,464,878
		15,746,089
China (2.4%):
Communication Services (1.2%):
Tencent Holdings Ltd.	119,000	4,019,510

Consumer Staples (0.6%):
Foshan Haitian Flavouring & Food Co. Ltd., Class A	164,779	1,919,564

Financials (0.6%):
Industrial & Commercial Bank of China Ltd., Class H	4,247,000	1,992,357
		7,931,431
Denmark (1.8%):
Consumer Discretionary (0.4%):
Pandora A/S	28,489	1,332,570

Health Care (1.4%):
Novo Nordisk A/S, Class B	46,435	4,626,607
		5,959,177
France (2.6%):
Consumer Discretionary (0.5%):
La Francaise des Jeux SAEM (a)	57,293	1,699,279

Energy (0.9%):
Gaztransport Et Technigaz SA	25,820	2,846,572

Industrials (0.5%):
Safran SA	19,274	1,753,472

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Global Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Materials (0.7%):
Arkema SA	31,810	$2,317,930
		8,617,253
Germany (1.5%):
Consumer Discretionary (0.7%):
Volkswagen AG, Preference Shares	19,294	2,357,217

Utilities (0.8%):
RWE AG	67,612	2,484,772
		4,841,989
Indonesia (1.5%):
Communication Services (1.5%):
PT Telkom Indonesia Persero Tbk	16,553,200	4,825,155

Ireland (1.4%):
Industrials (1.4%):
Eaton Corp. PLC	33,632	4,485,163

Italy (0.5%):
Utilities (0.5%):
Snam SpA	404,551	1,634,922

Japan (5.7%):
Communication Services (1.4%):
Capcom Co. Ltd.	111,400	2,805,154
Kakaku.com, Inc.	115,300	1,954,165
		4,759,319
Consumer Discretionary (0.8%):
ZOZO, Inc.	130,000	2,602,653

Consumer Staples (0.9%):
Toyo Suisan Kaisha Ltd.	69,000	2,845,829

Financials (0.7%):
Mitsubishi UFJ Financial Group, Inc.	527,500	2,389,973

Health Care (0.6%):
Hoya Corp.	21,800	2,100,908

Industrials (0.9%):
Fuji Electric Co. Ltd.	37,500	1,374,598
Nippon Yusen KK (b)	84,900	1,441,280
		2,815,878
Information Technology (0.4%):
Ulvac, Inc.	38,700	1,367,688
		18,882,248
Korea, Republic Of (1.0%):
Information Technology (1.0%):
Samsung Electronics Co. Ltd.	86,672	3,182,754

Netherlands (0.5%):
Information Technology (0.5%):
ASM International NV	7,245	1,621,962

New Zealand (0.4%):
Health Care (0.4%):
Fisher & Paykel Healthcare Corp. Ltd.	136,665	1,415,884

Norway (0.9%):
Energy (0.5%):
Aker BP ASA	61,176	1,756,965

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Global Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Financials (0.4%):
SpareBank 1 SMN	118,121	$1,205,992
		2,962,957
Singapore (0.7%):
Financials (0.7%):
Singapore Exchange Ltd.	361,500	2,372,155

South Africa (0.4%):
Consumer Discretionary (0.4%):
Mr Price Group Ltd.	149,384	1,423,879

Spain (0.9%):
Financials (0.9%):
Banco Bilbao Vizcaya Argentaria SA	646,601	2,900,115

Sweden (1.3%):
Industrials (1.3%):
Atlas Copco AB, Class B	262,510	2,177,077
Nibe Industrier AB, Class B	239,454	2,137,091
		4,314,168
Switzerland (3.7%):
Consumer Staples (0.7%):
Nestle SA, Registered Shares	21,203	2,293,725

Financials (1.4%):
Chubb Ltd.	16,994	3,090,869
Partners Group Holding AG	1,820	1,465,005
		4,555,874
Health Care (1.6%):
Roche Holding AG	16,369	5,329,726
		12,179,325
Taiwan (2.0%):
Financials (0.9%):
Cathay Financial Holding Co. Ltd.	2,282,000	2,860,288

Information Technology (1.1%):
Lite-On Technology Corp.	1,776,000	3,562,294
		6,422,582
United Kingdom (4.4%):
Consumer Discretionary (0.3%):
Next PLC	22,353	1,186,134

Consumer Staples (0.7%):
Imperial Brands PLC	110,735	2,276,511

Financials (1.3%):
Barclays PLC	1,015,409	1,615,285
HSBC Holdings PLC	392,379	2,031,221
Intermediate Capital Group PLC	55,165	594,958
		4,241,464
Industrials (0.4%):
Ashtead Group PLC	30,879	1,386,455

Materials (1.7%):
Croda International PLC	29,454	2,103,244
Rio Tinto PLC	63,312	3,424,771
		5,528,015
		14,618,579

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Global Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
United States (60.1%):
Communication Services (3.6%):
Alphabet, Inc., Class C (c)	77,784	$7,478,932
Meta Platforms, Inc., Class A (c)	32,431	4,400,238
		11,879,170
Consumer Discretionary (8.6%):
Amazon.com, Inc. (c)	55,828	6,308,564
McDonald's Corp.	34,405	7,938,610
PulteGroup, Inc.	105,046	3,939,225
Ross Stores, Inc.	37,596	3,168,215
Target Corp.	15,850	2,351,981
Tesla, Inc. (c)	16,765	4,446,916
		28,153,511
Consumer Staples (5.1%):
Colgate-Palmolive Co.	82,457	5,792,604
PepsiCo, Inc.	44,489	7,263,274
The Estee Lauder Cos., Inc.	17,631	3,806,533
		16,862,411
Energy (2.8%):
APA Corp.	85,876	2,936,101
Cactus, Inc., Class A	29,741	1,142,947
ConocoPhillips	51,510	5,271,533
		9,350,581
Financials (8.1%):
Bank of America Corp.	151,074	4,562,435
JPMorgan Chase & Co.	43,952	4,592,984
LPL Financial Holdings, Inc.	18,946	4,139,322
S&P Global, Inc.	14,713	4,492,615
Synchrony Financial	81,386	2,294,271
The PNC Financial Services Group, Inc.	14,634	2,186,612
Unum Group	110,682	4,294,462
		26,562,701
Health Care (8.7%):
Amgen, Inc.	20,760	4,679,304
CVS Health Corp.	55,655	5,307,817
Eli Lilly & Co.	19,137	6,187,949
IDEXX Laboratories, Inc. (c)	9,342	3,043,624
Johnson & Johnson	42,507	6,943,943
UnitedHealth Group, Inc.	4,645	2,345,911
		28,508,548
Industrials (2.0%):
Delta Air Lines, Inc. (c)	87,040	2,442,343
Honeywell International, Inc.	25,530	4,262,744
		6,705,087
Information Technology (17.1%):
Apple, Inc.	131,282	18,143,172
Cisco Systems, Inc.	110,825	4,433,000
Fortinet, Inc. (c)	76,434	3,755,203
Mastercard, Inc., Class A	17,418	4,952,634
Microsoft Corp.	65,366	15,223,741
NVIDIA Corp.	38,037	4,617,312
Texas Instruments, Inc.	32,223	4,987,476
		56,112,538
Materials (0.4%):
Alcoa Corp.	43,587	1,467,138

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Global Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Real Estate (1.4%):
Prologis, Inc.	46,984	$4,773,574

Utilities (2.3%):
Constellation Energy Corp.	51,168	4,256,666
MGE Energy, Inc.	49,008	3,216,395
		7,473,061
		197,848,320
Total Common Stocks (Cost $347,267,845)		334,542,060

Exchange-Traded Funds (1.1%)
United States (1.1%):
iShares MSCI ACWI ETF	44,024	3,426,388

Total Exchange-Traded Funds (Cost $3,954,810)		3,426,388

Collateral for Securities Loaned (0.4%)^
United States (0.4%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (d)	31,601	31,601
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (d)	21,270	21,270
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (d)	15,771	15,771
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (d)	718,028	718,028
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (d)	31,487	31,487
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (d)	85,499	85,499
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (d)	565,396	565,396
Total Collateral for Securities Loaned (Cost $1,469,052)		1,469,052

Total Investments (Cost $352,691,707) — 103.2%		339,437,500
Liabilities in excess of other assets — (3.2)%		(10,407,497)
NET ASSETS - 100.00%		$329,030,003

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $1,699,279 and amounted to 0.5% of net assets.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Rate disclosed is the daily yield on September 30, 2022.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Sophus Emerging Markets Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value

Common Stocks (98.2%)
Brazil (8.0%):
Consumer Discretionary (1.6%):
Grupo SBF SA	426,655	$1,590,692
Lojas Renner SA	529,700	2,734,968
Vibra Energia SA	633,285	2,025,282
		6,350,942
Consumer Staples (1.0%):
Sao Martinho SA	368,100	1,741,580
Sendas Distribuidora SA	594,073	1,932,921
		3,674,501
Energy (1.7%):
Petroleo Brasileiro SA, ADR	516,248	6,370,500

Financials (1.2%):
Itau Unibanco Holding SA, ADR	911,645	4,713,205

Health Care (0.9%):
Hypera SA	402,400	3,301,174

Industrials (0.3%):
SIMPAR SA	703,764	1,260,379

Materials (0.7%):
Dexco SA	251,311	435,633
Gerdau SA, Preference Shares	484,800	2,196,650
		2,632,283
Real Estate (0.6%):
Multiplan Empreendimentos Imobiliarios SA	535,900	2,401,361
		30,704,345
Canada (0.5%):
Energy (0.5%):
Parex Resources, Inc.	120,413	1,758,420

Chile (0.0%):(a)
Financials (0.0%):
Banco de Credito e Inversiones SA	1	27

China (27.9%):
Communication Services (4.4%):
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	893,200	2,185,674
Baidu, Inc., Class A (b)	245,896	3,620,000
Tencent Holdings Ltd.	331,515	11,197,713
		17,003,387
Consumer Discretionary (8.5%):
Alibaba Group Holding Ltd. (b)	974,572	9,725,894
BYD Co. Ltd., Class H	132,500	3,264,316
JD.com, Inc., Class A	251,476	6,344,484
Meituan, Class B (b)(c)	287,400	6,040,323
Pinduoduo, Inc., ADR (b)	76,034	4,758,208
Yadea Group Holdings Ltd. (c)	1,490,000	2,381,509
		32,514,734
Consumer Staples (2.8%):
Chacha Food Co. Ltd., Class A	413,078	2,685,511
Chenguang Biotech Group Co. Ltd., Class A	1,259,700	2,794,203
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	518,700	2,407,007
Tongwei Co. Ltd., Class A	420,000	2,765,886
		10,652,607

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Energy (1.4%):
PetroChina Co. Ltd., Class H	12,880,000	$5,265,388

Financials (3.4%):
CITIC Securities Co. Ltd., Class A	672,200	1,645,678
Industrial & Commercial Bank of China Ltd., Class H	7,174,000	3,365,475
PICC Property & Casualty Co. Ltd., Class H	5,058,000	5,230,563
Postal Savings Bank of China Co. Ltd., Class H (c)(d)	4,741,000	2,786,683
		13,028,399
Health Care (1.7%):
Hygeia Healthcare Holdings Co. Ltd. (b)(c)	418,800	2,342,752
Pharmaron Beijing Co. Ltd., Class H (c)	271,050	1,311,298
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	67,300	2,831,232
		6,485,282
Industrials (1.5%):
China Railway Group Ltd., Class H	7,075,000	3,474,700
Xinte Energy Co. Ltd., Class H	1,140,400	2,399,876
		5,874,576
Information Technology (1.6%):
Glodon Co. Ltd., Class A	323,000	2,074,348
Luxshare Precision Industry Co. Ltd., Class A	590,000	2,433,951
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,025,050	1,433,759
		5,942,058
Materials (1.9%):
China Hongqiao Group Ltd.	3,118,500	2,552,927
Shandong Nanshan Aluminum Co. Ltd., Class A	3,734,700	1,578,190
Wanhua Chemical Group Co. Ltd., Class A	255,400	3,304,071
		7,435,188
Utilities (0.7%):
China Longyuan Power Group Corp. Ltd., Class H	1,972,000	2,464,283
		106,665,902
Greece (1.2%):
Financials (0.6%):
National Bank of Greece SA (b)	746,353	2,197,183

Industrials (0.6%):
Mytilineos SA	188,852	2,578,863
		4,776,046
Hong Kong (2.8%):
Consumer Discretionary (0.7%):
Bosideng International Holdings Ltd.	5,542,000	2,733,073

Financials (0.5%):
BOC Hong Kong Holdings Ltd.	547,500	1,820,888

Health Care (0.8%):
CSPC Pharmaceutical Group Ltd.	2,926,000	2,900,272

Real Estate (0.8%):
China Resources Land Ltd.	838,000	3,282,456
		10,736,689
India (14.6%):
Communication Services (0.6%):
Sun TV Network Ltd.	376,487	2,339,313

Consumer Discretionary (2.5%):
Mahindra & Mahindra Ltd.	474,385	7,340,069
Raymond Ltd.	165,862	2,075,375
		9,415,444

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Consumer Staples (1.3%):
Dabur India Ltd.	316,774	$2,220,020
Varun Beverages Ltd.	216,521	2,767,677
		4,987,697
Financials (4.0%):
Cholamandalam Investment & Finance Co. Ltd.	491,534	4,392,643
ICICI Bank Ltd., ADR	524,614	11,001,155
		15,393,798
Health Care (1.0%):
Apollo Hospitals Enterprise Ltd.	71,977	3,851,254

Industrials (1.6%):
Larsen & Toubro Ltd.	278,565	6,289,079

Information Technology (2.3%):
Infosys Ltd., ADR (d)	286,129	4,855,609
WNS Holdings Ltd., ADR (b)	49,268	4,032,093
		8,887,702
Materials (0.5%):
JK Paper Ltd.	439,905	2,029,776

Utilities (0.8%):
Power Grid Corp. of India Ltd.	1,100,902	2,858,681
		56,052,744
Indonesia (1.9%):
Consumer Staples (0.5%):
PT Sumber Alfaria Trijaya Tbk	13,093,100	2,055,089

Energy (0.3%):
PT Adaro Energy Indonesia Tbk	3,658,500	943,616

Financials (1.1%):
PT Bank Mandiri Persero Tbk	6,635,400	4,075,074
		7,073,779
Korea, Republic Of (12.5%):
Communication Services (1.7%):
JYP Entertainment Corp.	90,774	3,688,156
KT Corp.	115,783	2,910,699
		6,598,855
Consumer Discretionary (2.0%):
Hyundai Mobis Co. Ltd.	15,029	1,984,020
Kia Corp.	55,596	2,767,318
Shinsegae, Inc.	16,838	2,690,736
		7,442,074
Consumer Staples (0.2%):
BGF retail Co. Ltd.	7,102	817,229

Financials (2.2%):
Hana Financial Group, Inc.	135,143	3,318,667
Samsung Securities Co. Ltd.	90,080	1,917,726
Woori Financial Group, Inc.	416,800	3,093,367
		8,329,760
Health Care (0.9%):
InBody Co. Ltd.	45,559	608,801
Samsung Biologics Co. Ltd. (b)(c)	5,231	2,928,362
		3,537,163
Industrials (0.4%):
CJ Corp.	30,101	1,451,455

Information Technology (5.1%):
Innox Advanced Materials Co. Ltd.	79,449	1,458,305
Samsung Electro-Mechanics Co. Ltd.	22,450	1,732,238

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Samsung Electronics Co. Ltd.	338,811	$12,441,756
SK Hynix, Inc.	70,271	4,019,798
		19,652,097
		47,828,633
Malaysia (1.4%):
Financials (0.9%):
Public Bank Bhd	4,023,400	3,663,339

Materials (0.5%):
Petronas Chemicals Group Bhd	1,013,700	1,823,802
		5,487,141
Mexico (2.0%):
Consumer Discretionary (0.5%):
Alsea SAB de CV (b)	996,448	1,795,914

Financials (1.3%):
Grupo Financiero Banorte SAB de CV, Class O	804,428	5,166,506

Industrials (0.2%):
Grupo Aeroportuario del Pacifico SAB de CV, Class B	46,517	588,070
		7,550,490
Peru (1.0%):
Financials (1.0%):
Credicorp Ltd.	31,679	3,890,181

Philippines (0.6%):
Financials (0.6%):
BDO Unibank, Inc.	1,259,690	2,386,812

Qatar (0.8%):
Industrials (0.8%):
Industries Qatar QSC	670,668	3,096,209

Russian Federation (0.0%):(a)
Consumer Staples (0.0%):
Magnit PJSC (e)(f)	41,301	621

Energy (0.0%):
Gazprom PJSC (e)(f)(g)(h)	1,511,910	60,527
Rosneft Oil Co. PJSC, GDR (e)(f)(g)(h)	677,591	31,752
		92,279
Financials (0.0%):
Sberbank of Russia PJSC, ADR (b)(e)(f)(g)(h)	446,943	2,990
		95,890
Saudi Arabia (4.9%):
Financials (2.7%):
Alinma Bank	476,825	4,562,363
The Saudi National Bank	352,259	5,879,177
		10,441,540
Health Care (0.5%):
Mouwasat Medical Services Co.	38,542	2,020,969

Materials (1.7%):
SABIC Agri-Nutrients Co.	72,647	3,018,530
Saudi Arabian Mining Co. (b)	181,540	3,320,110
		6,338,640
		18,801,149

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
South Africa (3.3%):
Communication Services (0.7%):
MTN Group Ltd.	383,497	$2,531,527

Consumer Discretionary (0.5%):
Woolworths Holdings Ltd.	568,590	1,911,505

Financials (1.6%):
Absa Group Ltd.	372,878	3,623,872
Capitec Bank Holdings Ltd.	30,572	2,620,499
		6,244,371
Industrials (0.5%):
The Bidvest Group Ltd.	161,826	1,753,730
		12,441,133
Taiwan (10.4%):
Consumer Discretionary (0.5%):
Fulgent Sun International Holding Co. Ltd.	382,000	1,905,073

Financials (0.0%):(a)
CTBC Financial Holding Co. Ltd.	–	—

Health Care (0.4%):
Universal Vision Biotechnology Co. Ltd.	156,350	1,383,546

Information Technology (8.9%):
Gold Circuit Electronics Ltd.	1,142,100	3,323,576
Hon Hai Precision Industry Co. Ltd.	1,279,000	4,095,766
Taiwan Semiconductor Manufacturing Co. Ltd.	1,750,998	23,211,627
Unimicron Technology Corp.	340,000	1,244,719
Wiwynn Corp.	83,000	2,097,563
		33,973,251
Materials (0.6%):
Formosa Plastics Corp.	910,000	2,477,150
		39,739,020
Thailand (2.5%):
Energy (0.8%):
PTT PCL	3,596,500	3,234,752

Health Care (0.5%):
Mega Lifesciences PCL	1,594,900	1,946,826

Materials (0.7%):
Indorama Ventures PCL	2,535,800	2,602,297

Real Estate (0.5%):
AP Thailand PCL	7,070,700	1,776,865
		9,560,740
United Kingdom (1.4%):
Materials (1.4%):
Anglo American PLC	100,003	3,001,988
Mondi PLC	142,705	2,191,798
		5,193,786
United States (0.5%):
Consumer Discretionary (0.5%):
Samsonite International SA (b)(c)	817,800	1,961,477

Total Common Stocks (Cost $445,543,292)		375,800,613

Collateral for Securities Loaned (0.9%)^
United States (0.9%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (i)	75,417	75,417

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (i)	50,762	$50,762
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (i)	37,637	37,637
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (i)	1,713,589	1,713,589
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (i)	75,146	75,146
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (i)	204,045	204,045
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (i)	1,349,329	1,349,329
Total Collateral for Securities Loaned (Cost $3,505,925)		3,505,925

Total Investments (Cost $449,049,217) — 99.1%		379,306,538
Other assets in excess of liabilities — 0.9%		3,466,704
NET ASSETS - 100.00%		$382,773,242

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $19,752,404 and amounted to 5.2% of net assets.
(d)	All or a portion of this security is on loan.
(e)	Security was fair valued using significant unobservable inputs as of September 30, 2022.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2022, illiquid securities were less than 0.05% of net assets.
(g)	Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.
(h)	The following table details the acquisition date and cost of the Fund's restricted securities at September 30, 2022.

Security Name	Acquisition Date	Cost
Gazprom PJSC	7/28/2021	$5,922,464
Rosneft Oil Co. PJSC, GDR	3/6/2020	4,383,338
Sberbank of Russia PJSC, ADR	11/11/2020	6,053,328

(i)	Rate disclosed is the daily yield on September 30, 2022.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Growth Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value

Common Stocks (100.2%)
Biotechnology (13.0%):
Agios Pharmaceuticals, Inc. (a)(b)	284,640	$8,049,619
Apellis Pharmaceuticals, Inc. (a)(b)	243,590	16,637,197
BioCryst Pharmaceuticals, Inc. (a)(b)	927,440	11,685,744
Chinook Therapeutics, Inc. (a)(b)	379,940	7,469,620
Cytokinetics, Inc. (a)(b)	208,850	10,118,783
Equillium, Inc. (a)	1,632,454	3,624,048
Fate Therapeutics, Inc. (a)(b)	348,150	7,802,042
Halozyme Therapeutics, Inc. (a)	215,480	8,520,079
Kezar Life Sciences, Inc. (a)(b)	806,080	6,940,349
Krystal Biotech, Inc. (a)	109,690	7,645,393
Kura Oncology, Inc. (a)(b)	473,440	6,467,190
Mirum Pharmaceuticals, Inc. (a)(b)	250,180	5,256,282
Opthea Ltd., ADR (a)(c)	772,080	4,779,175
SpringWorks Therapeutics, Inc. (a)(b)	347,360	9,910,181
Twist Bioscience Corp. (a)	113,160	3,987,758
		118,893,460
Communication Services (2.8%):
World Wrestling Entertainment, Inc., Class A (b)	217,080	15,232,504
ZipRecruiter, Inc. (a)(b)	627,490	10,353,585
		25,586,089
Communications Equipment (0.6%):
Digi International, Inc. (a)(b)	160,430	5,546,065

Consumer Discretionary (6.6%):
Acushnet Holdings Corp. (b)	541,030	23,529,395
Funko, Inc., Class A (a)(b)	492,610	9,960,574
Ollie's Bargain Outlet Holdings, Inc. (a)	225,940	11,658,504
Texas Roadhouse, Inc. (b)	62,950	5,493,017
Wingstop, Inc. (b)	79,260	9,940,789
		60,582,279
Consumer Staples (7.3%):
BellRing Brands, Inc. (a)	802,820	16,546,120
Celsius Holdings, Inc. (a)(b)	93,240	8,455,003
e.l.f. Beauty, Inc. (a)	235,800	8,870,796
Grocery Outlet Holding Corp. (a)(b)	388,290	12,926,174
Hostess Brands, Inc. (a)	263,870	6,132,339
The Beauty Health Co. (a)(b)	532,460	6,277,704
The Simply Good Foods Co. (a)	239,010	7,645,930
		66,854,066
Electronic Equipment, Instruments & Components (3.2%):
Advanced Energy Industries, Inc.	381,810	29,555,912

Energy (5.3%):
Callon Petroleum Co. (a)(b)	162,250	5,680,373
Denbury, Inc. (a)	132,110	11,395,809
Matador Resources Co.	329,960	16,141,643
Range Resources Corp.	125,660	3,174,172
Ranger Oil Corp. (b)	382,010	12,014,214
		48,406,211
Financials (7.3%):
Customers Bancorp, Inc. (a)	303,130	8,936,272
Focus Financial Partners, Inc., Class A (a)(b)	241,540	7,610,925
Kinsale Capital Group, Inc.	46,780	11,948,548
PRA Group, Inc. (a)(b)	406,270	13,350,032

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Small Cap Growth Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Walker & Dunlop, Inc.	94,450	$7,908,299
Wintrust Financial Corp.	214,340	17,479,427
		67,233,503
Health Care Equipment & Supplies (6.8%):
Axonics, Inc. (a)(b)	223,340	15,732,070
Inspire Medical Systems, Inc. (a)	110,740	19,641,954
LivaNova PLC (a)(b)	152,160	7,725,163
Shockwave Medical, Inc. (a)	67,550	18,783,628
		61,882,815
Health Care Providers & Services (7.2%):
Acadia Healthcare Co., Inc. (a)	220,810	17,262,926
HealthEquity, Inc. (a)	350,150	23,519,575
Option Care Health, Inc. (a)(b)	430,810	13,557,591
Privia Health Group, Inc. (a)	92,100	3,136,926
Surgery Partners, Inc. (a)(b)	370,740	8,675,316
		66,152,334
Health Care Technology (1.5%):
Evolent Health, Inc., Class A (a)	389,130	13,981,441

Industrials (12.3%):
AAON, Inc. (b)	208,010	11,207,579
AAR Corp. (a)	300,920	10,778,954
Applied Industrial Technologies, Inc.	149,670	15,383,083
Bloom Energy Corp., Class A (a)(b)	460,250	9,200,397
Chart Industries, Inc. (a)	91,779	16,919,459
Clean Harbors, Inc. (a)	52,330	5,755,253
Evoqua Water Technologies Corp. (a)	775,680	25,651,738
Mercury Systems, Inc. (a)	108,380	4,400,228
Simpson Manufacturing Co., Inc.	90,230	7,074,032
Zurn Elkay Water Solutions Corp.	261,040	6,395,480
		112,766,203
IT Services (5.2%):
DigitalOcean Holdings, Inc. (a)(b)	246,440	8,913,735
Flywire Corp. (a)	280,600	6,442,576
Marqeta, Inc., Class A (a)	658,340	4,687,381
Paya Holdings, Inc. (a)(b)	451,800	2,760,498
WNS Holdings Ltd., ADR (a)	307,227	25,143,457
		47,947,647
Life Sciences Tools & Services (0.7%):
CryoPort, Inc. (a)(b)	272,370	6,634,933

Materials (3.2%):
Avient Corp.	176,110	5,336,133
Silgan Holdings, Inc.	390,470	16,415,359
Summit Materials, Inc., Class A (a)	306,360	7,340,386
		29,091,878
Real Estate (0.7%):
National Storage Affiliates Trust (b)	154,930	6,441,989

Semiconductors & Semiconductor Equipment (5.3%):
Impinj, Inc. (a)(b)	175,010	14,006,050
Lattice Semiconductor Corp. (a)	78,290	3,852,651
MACOM Technology Solutions Holdings, Inc. (a)	582,423	30,163,687
		48,022,388

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Small Cap Growth Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value

Software (11.2%):
ACI Worldwide, Inc. (a)	547,810	$11,449,229
Box, Inc., Class A (a)(b)	511,550	12,476,704
Braze, Inc., Class A (a)(b)	237,220	8,262,373
CyberArk Software Ltd. (a)	59,080	8,858,455
Gitlab, Inc., Class A (a)(b)	135,050	6,917,261
Jamf Holding Corp. (a)(b)	207,370	4,595,319
Paycor HCM, Inc. (a)(b)	307,060	9,076,694
Smartsheet, Inc., Class A (a)	223,230	7,670,183
Sprout Social, Inc., Class A (a)(b)	325,570	19,755,588
Telos Corp. (a)(b)	604,080	5,370,271
Varonis Systems, Inc. (a)	316,560	8,395,171
		102,827,248
Total Common Stocks (Cost $894,994,141)		918,406,461

Collateral for Securities Loaned (14.4%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (d)	2,835,128	2,835,128
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (d)	1,908,287	1,908,287
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (d)	1,414,869	1,414,869
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (d)	64,418,334	64,418,334
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (d)	2,824,920	2,824,920
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (d)	7,670,579	7,670,579
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (d)	50,724,843	50,724,843
Total Collateral for Securities Loaned (Cost $131,796,960)		131,796,960
Total Investments (Cost $1,026,791,101) — 114.6%		1,050,203,421
Liabilities in excess of other assets — (14.6)%		(133,631,553)
NET ASSETS - 100.00%		$916,571,868

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2022, illiquid securities were 0.5% of net assets.
(d)	Rate disclosed is the daily yield on September 30, 2022.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Select Growth Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value

Common Stocks (98.2%)
Communication Services (3.8%):
World Wrestling Entertainment, Inc., Class A (a)	33,820	$2,373,150
ZoomInfo Technologies, Inc. (b)	47,270	1,969,268
		4,342,418
Consumer Discretionary (8.9%):
Churchill Downs, Inc.	10,400	1,915,160
Five Below, Inc. (a)(b)	14,920	2,054,037
Mattel, Inc. (b)	145,800	2,761,452
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	39,470	2,036,652
Wingstop, Inc. (a)	11,760	1,474,939
		10,242,240
Consumer Staples (5.1%):
BellRing Brands, Inc. (b)	88,960	1,833,466
Freshpet, Inc. (a)(b)	21,290	1,066,416
Grocery Outlet Holding Corp. (b)	61,050	2,032,354
Hostess Brands, Inc. (a)(b)	39,800	924,952
		5,857,188
Energy (5.2%):
Denbury, Inc. (b)	19,000	1,638,940
Diamondback Energy, Inc.	17,050	2,053,843
Matador Resources Co.	47,370	2,317,340
		6,010,123
Financials (5.8%):
FactSet Research Systems, Inc.	1,410	564,155
Focus Financial Partners, Inc., Class A (a)(b)	31,780	1,001,388
Kinsale Capital Group, Inc.	8,710	2,224,708
LPL Financial Holdings, Inc.	5,920	1,293,402
Western Alliance Bancorp	24,640	1,619,833
		6,703,486
Health Care (23.1%):
Acadia Healthcare Co., Inc. (b)	42,570	3,328,123
BioCryst Pharmaceuticals, Inc. (a)(b)	290,580	3,661,308
CryoPort, Inc. (a)(b)	37,270	907,897
Envista Holdings Corp. (b)	38,440	1,261,216
Insulet Corp. (b)	6,330	1,452,102
Intra-Cellular Therapies, Inc. (b)	50,130	2,332,549
Jazz Pharmaceuticals PLC (b)	28,190	3,757,445
Option Care Health, Inc. (b)	82,710	2,602,884
Penumbra, Inc. (b)	9,320	1,767,072
Repligen Corp. (a)(b)	11,490	2,149,894
Shockwave Medical, Inc. (b)	7,100	1,974,297
Tenet Healthcare Corp. (b)	25,660	1,323,543
		26,518,330
Industrials (16.3%):
Advanced Drainage Systems, Inc.	15,050	1,871,768
Applied Industrial Technologies, Inc.	20,120	2,067,934
Axon Enterprise, Inc. (b)	14,040	1,625,130
Builders FirstSource, Inc. (b)	10,150	598,038
Chart Industries, Inc. (b)	16,690	3,076,801
Clean Harbors, Inc. (b)	9,520	1,047,010
Evoqua Water Technologies Corp. (b)	113,430	3,751,130
Mercury Systems, Inc. (b)	20,420	829,052
Ritchie Bros Auctioneers, Inc.	23,350	1,458,908

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Select Growth Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Trex Co., Inc. (b)	14,890	$654,267
WillScot Mobile Mini Holdings Corp. (b)	44,730	1,803,961
		18,783,999
Information Technology (24.6%):
ACI Worldwide, Inc. (b)	91,690	1,916,321
Check Point Software Technologies Ltd. (b)	11,980	1,342,000
DigitalOcean Holdings, Inc. (a)(b)	31,800	1,150,206
Dynatrace, Inc. (b)	62,370	2,171,100
Enphase Energy, Inc. (b)	10,190	2,827,419
Entegris, Inc.	20,770	1,724,326
Five9, Inc. (b)	10,370	777,543
Globant SA (b)	8,900	1,665,012
Jack Henry & Associates, Inc.	9,820	1,789,892
Lattice Semiconductor Corp. (b)	52,640	2,590,414
MACOM Technology Solutions Holdings, Inc. (b)	66,540	3,446,107
Paylocity Holding Corp. (b)	12,880	3,111,550
Shift4 Payments, Inc., Class A (b)	16,830	750,786
Teledyne Technologies, Inc. (b)	2,330	786,305
Varonis Systems, Inc. (b)	54,270	1,439,240
Wolfspeed, Inc. (a)(b)	7,690	794,838
		28,283,059
Materials (4.4%):
Graphic Packaging Holding Co.	119,870	2,366,234
Sealed Air Corp.	20,410	908,449
Silgan Holdings, Inc.	42,230	1,775,349
		5,050,032
Real Estate (1.0%):
National Storage Affiliates Trust (a)	27,030	1,123,907

Total Common Stocks (Cost $112,983,868)		112,914,782

Collateral for Securities Loaned (7.7%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (c)	191,647	191,647
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (c)	128,995	128,995
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (c)	95,641	95,641
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (c)	4,354,495	4,354,495
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (c)	190,957	190,957
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (c)	518,509	518,509
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (c)	3,428,854	3,428,854
Total Collateral for Securities Loaned (Cost $8,909,098)		8,909,098
Total Investments (Cost $121,892,966) — 105.9%		121,823,880
Liabilities in excess of other assets — (5.9)%		(6,792,120)
NET ASSETS - 100.00%		$115,031,760

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate disclosed is the daily yield on September 30, 2022.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Mid Cap Growth Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value

Common Stocks (96.3%)
Communication Services (6.0%):
Pinterest, Inc., Class A (a)	98,940	$2,305,302
Take-Two Interactive Software, Inc. (a)	20,870	2,274,830
The Trade Desk, Inc., Class A (a)	18,000	1,075,500
ZoomInfo Technologies, Inc. (a)	124,510	5,187,087
		10,842,719
Communications Equipment (1.3%):
Arista Networks, Inc. (a)	21,090	2,380,850

Consumer Discretionary (13.8%):
Chipotle Mexican Grill, Inc. (a)	2,710	4,072,479
Churchill Downs, Inc.	14,310	2,635,186
Dollar Tree, Inc. (a)	18,270	2,486,547
Five Below, Inc. (a)(b)	15,780	2,172,433
Mattel, Inc. (a)	174,290	3,301,053
O'Reilly Automotive, Inc. (a)	5,170	3,636,319
Tractor Supply Co.	17,120	3,182,266
Ulta Beauty, Inc. (a)	8,910	3,574,603
		25,060,886
Consumer Staples (3.2%):
Constellation Brands, Inc., Class A	12,240	2,811,283
The Hershey Co.	13,420	2,958,708
		5,769,991
Electronic Equipment, Instruments & Components (2.1%):
Keysight Technologies, Inc. (a)	18,500	2,911,160
Teledyne Technologies, Inc. (a)	2,660	897,670
		3,808,830
Energy (3.8%):
Diamondback Energy, Inc.	27,080	3,262,057
Matador Resources Co.	45,710	2,236,133
Range Resources Corp.	54,390	1,373,891
		6,872,081
Financials (4.1%):
FactSet Research Systems, Inc.	3,140	1,256,345
LPL Financial Holdings, Inc.	9,370	2,047,158
MSCI, Inc.	4,590	1,936,016
Western Alliance Bancorp	33,330	2,191,114
		7,430,633
Health Care (18.2%):
AmerisourceBergen Corp.	25,580	3,461,742
Dexcom, Inc. (a)	38,810	3,125,757
Incyte Corp. (a)	27,890	1,858,590
Insulet Corp. (a)	10,650	2,443,110
Jazz Pharmaceuticals PLC (a)	33,870	4,514,532
Repligen Corp. (a)	11,190	2,093,761
ResMed, Inc.	14,670	3,202,461
Sarepta Therapeutics, Inc. (a)	29,010	3,206,765
Tenet Healthcare Corp. (a)	34,790	1,794,468
Veeva Systems, Inc., Class A (a)	19,120	3,152,506
West Pharmaceutical Services, Inc. (b)	16,850	4,146,448
		33,000,140
Industrials (10.4%):
Advanced Drainage Systems, Inc.	12,330	1,533,482

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Mid Cap Growth Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Axon Enterprise, Inc. (a)	20,070	$2,323,102
Chart Industries, Inc. (a)	22,470	4,142,344
Clean Harbors, Inc. (a)	12,470	1,371,451
Evoqua Water Technologies Corp. (a)	90,810	3,003,087
HEICO Corp., Class A	22,930	2,628,237
Ritchie Bros Auctioneers, Inc.	41,750	2,608,540
WillScot Mobile Mini Holdings Corp. (a)	32,450	1,308,709
		18,918,952
IT Services (4.7%):
Gartner, Inc. (a)	15,060	4,166,952
Jack Henry & Associates, Inc.	16,060	2,927,256
MongoDB, Inc. (a)(b)	7,490	1,487,214
		8,581,422
Materials (3.6%):
CF Industries Holdings, Inc.	17,040	1,640,100
Graphic Packaging Holding Co.	179,530	3,543,922
Sealed Air Corp.	31,550	1,404,291
		6,588,313
Real Estate (1.7%):
Extra Space Storage, Inc.	10,880	1,879,085
SBA Communications Corp.	4,600	1,309,390
		3,188,475
Semiconductors & Semiconductor Equipment (8.2%):
Enphase Energy, Inc. (a)	20,260	5,621,542
Entegris, Inc.	29,890	2,481,468
Lattice Semiconductor Corp. (a)	82,300	4,049,983
Monolithic Power Systems, Inc.	5,080	1,846,072
Teradyne, Inc.	13,480	1,013,022
		15,012,087
Software (15.2%):
Bill.com Holdings, Inc. (a)(b)	8,290	1,097,347
Datadog, Inc., Class A (a)	24,900	2,210,622
Dropbox, Inc., Class A (a)	147,870	3,063,866
Dynatrace, Inc. (a)	69,400	2,415,814
Five9, Inc. (a)	14,740	1,105,205
Palo Alto Networks, Inc. (a)	22,890	3,749,153
Paycom Software, Inc. (a)	12,330	4,068,777
RingCentral, Inc., Class A (a)	29,530	1,180,019
Splunk, Inc. (a)	14,040	1,055,808
Synopsys, Inc. (a)	24,990	7,634,695
		27,581,306
Total Common Stocks (Cost $167,508,826)		175,036,685

Collateral for Securities Loaned (1.5%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (c)	57,962	57,962
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (c)	39,013	39,013
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (c)	28,926	28,926
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (c)	1,316,977	1,316,977
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (c)	57,753	57,753
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (c)	156,818	156,818

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Mid Cap Growth Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (c)	1,037,026	$1,037,026
Total Collateral for Securities Loaned (Cost $2,694,475)		2,694,475
Total Investments (Cost $170,203,301) — 97.8%		177,731,160
Other assets in excess of liabilities — 2.2%		3,922,874
NET ASSETS - 100.00%		$181,654,034

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2022.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Growth Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value

Common Stocks (99.4%)
Communication Services (7.8%):
Alphabet, Inc., Class C (a)	154,350	$14,840,752
Meta Platforms, Inc., Class A (a)	15,110	2,050,125
		16,890,877
Consumer Discretionary (18.8%):
Amazon.com, Inc. (a)	100,000	11,300,000
Booking Holdings, Inc. (a)	1,780	2,924,914
Chipotle Mexican Grill, Inc. (a)	1,270	1,908,505
Dollar Tree, Inc. (a)	24,760	3,369,836
O'Reilly Automotive, Inc. (a)	4,050	2,848,568
Tesla, Inc. (a)	35,580	9,437,595
Tractor Supply Co.	21,780	4,048,466
Ulta Beauty, Inc. (a)	12,660	5,079,065
		40,916,949
Consumer Staples (5.2%):
Constellation Brands, Inc., Class A	25,990	5,969,383
Costco Wholesale Corp.	7,000	3,305,890
The Hershey Co. (b)	9,520	2,098,875
		11,374,148
Energy (1.5%):
Diamondback Energy, Inc.	27,350	3,294,581

Financials (2.5%):
LPL Financial Holdings, Inc.	6,140	1,341,467
MSCI, Inc.	3,690	1,556,405
The Progressive Corp.	22,430	2,606,591
		5,504,463
Health Care (12.4%):
Dexcom, Inc. (a)	30,260	2,437,140
Edwards Lifesciences Corp. (a)	30,950	2,557,398
Jazz Pharmaceuticals PLC (a)	34,330	4,575,846
Tenet Healthcare Corp. (a)	36,800	1,898,144
UnitedHealth Group, Inc.	12,190	6,156,438
Vertex Pharmaceuticals, Inc. (a)	26,870	7,779,940
West Pharmaceutical Services, Inc.	6,540	1,609,363
		27,014,269
Industrials (4.6%):
Deere & Co.	8,010	2,674,459
Generac Holdings, Inc. (a)	8,440	1,503,502
HEICO Corp., Class A	32,410	3,714,834
Quanta Services, Inc.	16,650	2,121,043
		10,013,838
IT Services (8.4%):
Block, Inc. (a)	20,120	1,106,399
Gartner, Inc. (a)	14,940	4,133,749
Snowflake, Inc., Class A (a)	9,160	1,556,834
Toast, Inc., Class A (a)(b)	61,190	1,023,097
Visa, Inc., Class A	59,587	10,585,631
		18,405,710
Materials (1.2%):
Graphic Packaging Holding Co.	81,150	1,601,901

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Growth Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Sealed Air Corp.	23,670	$1,053,552
		2,655,453
Real Estate (1.3%):
Extra Space Storage, Inc.	7,840	1,354,046
SBA Communications Corp.	5,260	1,497,259
		2,851,305
Semiconductors & Semiconductor Equipment (6.4%):
Advanced Micro Devices, Inc. (a)	40,220	2,548,339
Enphase Energy, Inc. (a)	4,220	1,170,923
Lam Research Corp.	5,280	1,932,480
Marvell Technology, Inc.	34,480	1,479,537
Monolithic Power Systems, Inc.	4,670	1,697,078
NVIDIA Corp.	29,820	3,619,850
Teradyne, Inc.	17,290	1,299,343
		13,747,550
Software (17.7%):
Datadog, Inc., Class A (a)	12,900	1,145,262
Intuit, Inc.	5,610	2,172,865
Microsoft Corp.	104,440	24,324,076
Palo Alto Networks, Inc. (a)	21,570	3,532,950
ServiceNow, Inc. (a)	11,000	4,153,710
Synopsys, Inc. (a)	10,740	3,281,177
		38,610,040
Technology Hardware, Storage & Peripherals (11.6%):
Apple, Inc.	182,298	25,193,584

Total Common Stocks (Cost $154,870,787)		216,472,767

Collateral for Securities Loaned (0.6%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (c)	26,412	26,412
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (c)	17,778	17,778
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (c)	13,181	13,181
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (c)	600,125	600,125
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (c)	26,317	26,317
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (c)	71,460	71,460
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (c)	472,555	472,555
Total Collateral for Securities Loaned (Cost $1,227,828)		1,227,828
Total Investments (Cost $156,098,615) — 100.0%		217,700,595
Other assets in excess of liabilities — 0.0%		90,265
NET ASSETS - 100.00%		$217,790,860

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2022.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Science and Technology Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value

Common Stocks (98.1%)
Biotechnology (25.3%):
Agios Pharmaceuticals, Inc. (a)(b)	25,940	$733,583
Aldeyra Therapeutics, Inc. (a)(b)	44,250	236,295
Amicus Therapeutics, Inc. (a)(b)	75,380	786,967
Apellis Pharmaceuticals, Inc. (a)	35,113	2,398,218
Arcutis Biotherapeutics, Inc. (a)(b)	17,000	324,870
Ardelyx, Inc. (a)(b)	194,710	231,705
Athenex, Inc. (a)	1,224,424	329,860
BioCryst Pharmaceuticals, Inc. (a)	135,850	1,711,710
Bridgebio Pharma, Inc. (a)(b)	93,840	932,770
Chinook Therapeutics, Inc. (a)	40,660	799,376
Crinetics Pharmaceuticals, Inc. (a)	66,418	1,304,450
Cullinan Oncology, Inc. (a)(b)	27,770	356,011
Cytokinetics, Inc. (a)(b)	36,130	1,750,498
Equillium, Inc. (a)	252,331	560,175
Fate Therapeutics, Inc. (a)(b)	40,990	918,586
FibroGen, Inc. (a)(b)	29,940	389,519
Foghorn Therapeutics, Inc. (a)(b)	24,810	212,870
Gossamer Bio, Inc. (a)(b)	32,270	386,595
IGM Biosciences, Inc. (a)(b)	47,050	1,069,917
Inhibrx, Inc. (a)(b)	50,460	905,757
Insmed, Inc. (a)	16,380	352,825
Iovance Biotherapeutics, Inc. (a)(b)	66,260	634,771
Kezar Life Sciences, Inc. (a)(b)	207,326	1,785,077
Kiniksa Pharmaceuticals Ltd., Class A (a)	34,710	445,676
Kinnate Biopharma, Inc. (a)	78,650	939,867
Krystal Biotech, Inc. (a)	16,580	1,155,626
Kura Oncology, Inc. (a)	55,800	762,228
Merus NV (a)(b)	43,280	866,898
Mirum Pharmaceuticals, Inc. (a)(b)	48,660	1,022,347
Nuvalent, Inc., Class A (a)(b)	42,600	828,144
Opthea Ltd., ADR (a)(c)	80,050	495,509
PMV Pharmaceuticals, Inc. (a)(b)	31,130	370,447
PTC Therapeutics, Inc. (a)(b)	8,270	415,154
Regulus Therapeutics, Inc. (a)(b)	176,848	300,642
Relay Therapeutics, Inc. (a)(b)	43,890	981,819
REVOLUTION Medicines, Inc. (a)(b)	16,730	329,916
Sarepta Therapeutics, Inc. (a)	16,380	1,810,645
SpringWorks Therapeutics, Inc. (a)(b)	51,600	1,472,148
Twist Bioscience Corp. (a)	16,560	583,574
Vaxcyte, Inc. (a)	37,560	901,440
Vertex Pharmaceuticals, Inc. (a)	36,140	10,463,976
Y-mAbs Therapeutics, Inc. (a)(b)	22,430	323,441
		43,581,902
Communication Services (5.9%):
Bandwidth, Inc., Class A (a)	35,570	423,283
Chicken Soup For The Soul Entertainment, Inc. (a)	31,560	217,133
Match Group, Inc. (a)	35,036	1,672,969
Meta Platforms, Inc., Class A (a)	29,850	4,050,048
Take-Two Interactive Software, Inc. (a)	19,840	2,162,560
Vimeo, Inc. (a)	21,317	85,268
ZoomInfo Technologies, Inc. (a)	37,120	1,546,419
		10,157,680
Consumer Discretionary (5.5%):
2U, Inc. (a)	152,710	954,437
Amazon.com, Inc. (a)	60,320	6,816,160
Booking Holdings, Inc. (a)	790	1,298,136

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Science and Technology Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Peloton Interactive, Inc., Class A (a)(b)	50,030	$346,708
		9,415,441
Financials (2.8%):
DA32 Life Science Tech Acquisition Corp., Class A (a)	227,345	2,202,973
Omega Alpha SPAC, Class A (a)	87,270	868,337
Panacea Acquisition Corp. II (a)(b)(c)	181,680	1,780,464
		4,851,774
Health Care Technology (0.8%):
Veeva Systems, Inc., Class A (a)	8,920	1,470,730

Industrials (0.9%):
Enovix Corp. (a)(b)	81,700	1,497,970

IT Services (6.5%):
Backblaze, Inc., Class A (a)	36,080	179,318
GoDaddy, Inc., Class A (a)	38,460	2,726,045
MongoDB, Inc. (a)(b)	5,910	1,173,490
Shift4 Payments, Inc., Class A (a)	27,170	1,212,054
Twilio, Inc., Class A (a)	20,680	1,429,815
Visa, Inc., Class A	18,250	3,242,112
Wix.com Ltd. (a)	15,450	1,208,653
		11,171,487
Life Sciences Tools & Services (2.2%):
CryoPort, Inc. (a)(b)	46,703	1,137,685
Repligen Corp. (a)	4,590	858,835
Science 37 Holdings, Inc. (a)	178,320	287,095
West Pharmaceutical Services, Inc.	6,450	1,587,216
		3,870,831
Pharmaceuticals (3.6%):
Cara Therapeutics, Inc. (a)	82,100	768,456
Intra-Cellular Therapies, Inc. (a)	11,030	513,226
Jazz Pharmaceuticals PLC (a)	26,980	3,596,164
Revance Therapeutics, Inc. (a)(b)	22,310	602,370
Theravance Biopharma, Inc. (a)(b)	73,980	750,157
		6,230,373
Semiconductors & Semiconductor Equipment (20.1%):
Ambarella, Inc. (a)	36,690	2,061,244
Applied Materials, Inc.	20,160	1,651,709
Impinj, Inc. (a)(b)	69,330	5,548,480
Lam Research Corp.	6,200	2,269,200
Lattice Semiconductor Corp. (a)	71,800	3,533,278
MACOM Technology Solutions Holdings, Inc. (a)(b)	124,640	6,455,106
Marvell Technology, Inc.	50,400	2,162,664
MaxLinear, Inc. (a)	44,870	1,463,659
MKS Instruments, Inc.	34,080	2,816,371
Monolithic Power Systems, Inc.	9,010	3,274,234
NVIDIA Corp.	16,170	1,962,876
Semtech Corp. (a)	28,220	829,950
Silicon Motion Technology Corp., ADR	10,930	712,527
		34,741,298
Software (24.5%):
AppLovin Corp., Class A (a)(b)	45,140	879,779
Datadog, Inc., Class A (a)	14,530	1,289,973
Domo, Inc., Class B (a)	55,260	994,127
Dropbox, Inc., Class A (a)	126,700	2,625,224
Dynatrace, Inc. (a)	42,420	1,476,640

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Science and Technology Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Fair Isaac Corp. (a)	6,430	$2,649,224
Gitlab, Inc., Class A (a)(b)	24,620	1,261,036
Microsoft Corp.	67,910	15,816,239
Monday.com Ltd. (a)(b)	15,390	1,744,303
Paycom Software, Inc. (a)	11,910	3,930,181
RingCentral, Inc., Class A (a)	27,720	1,107,691
ServiceNow, Inc. (a)	9,350	3,530,654
Sprout Social, Inc., Class A (a)	32,220	1,955,110
Varonis Systems, Inc. (a)	115,200	3,055,104
		42,315,285
Total Common Stocks (Cost $143,631,645)		169,304,771

Warrants (0.0%)(d)
Health Care (0.0%):
Athenex, Inc. (a)(c)	1,346,518	—	(e)
Nuvation Bio, Inc. (a)	43,670	6,987
Regulus Therapeutics, Inc. (a)(c)(f)(g)	132,637	—
		6,987
Total Warrants (Cost $179,261)		6,987

Collateral for Securities Loaned (16.6%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (h)	615,926	615,926
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (h)	414,572	414,572
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (h)	307,378	307,378
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (h)	13,994,763	13,994,763
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (h)	613,709	613,709
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (h)	1,666,419	1,666,419
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (h)	11,019,878	11,019,878
Total Collateral for Securities Loaned (Cost $28,632,645)		28,632,645
Total Investments (Cost $172,443,551) — 114.7%		197,944,403
Liabilities in excess of other assets — (14.7)%		(25,390,217)
NET ASSETS - 100.00%		$172,554,186

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2022, illiquid securities were 1.3% of net assets.
(d)	Amount represents less than 0.05% of net assets.
(e)	Rounds to less than $1.
(f)	Restricted security that is not registered under the Securities Act of 1933.
(g)	The following table details the acquisition date and cost of the Fund's restricted securities at September 30, 2022:

Security Name	Acquisition Date	Cost
Regulus Therapeutics, Inc.	12/3/2020	$165,796

(h)	Rate disclosed is the daily yield on September 30, 2022.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Equity Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value

Common Stocks (96.8%)
Aerospace & Defense (3.7%):
Axon Enterprise, Inc. (a)	12,940	$1,497,805

Building Products (2.0%):
Zurn Elkay Water Solutions Corp.	32,310	791,595

Communications Equipment (1.7%):
Digi International, Inc. (a)(b)	19,550	675,844

Construction & Engineering (2.4%):
Ameresco, Inc., Class A (a)(b)	14,790	983,239

Consumer Discretionary (3.2%):
Acushnet Holdings Corp. (b)	24,120	1,048,979
YETI Holdings, Inc. (a)	8,590	244,987
		1,293,966
Consumer Staples (2.0%):
e.l.f. Beauty, Inc. (a)	21,900	823,878

Electrical Equipment (4.9%):
Bloom Energy Corp., Class A (a)	56,150	1,122,438
Shoals Technologies Group, Inc., Class A (a)	40,330	869,112
		1,991,550
Energy (3.4%):
Denbury, Inc. (a)	15,750	1,358,595

Financials (11.6%):
Customers Bancorp, Inc. (a)	28,380	836,642
Green Dot Corp., Class A (a)	43,390	823,542
PRA Group, Inc. (a)	43,660	1,434,668
Trupanion, Inc. (a)(b)	27,240	1,618,873
		4,713,725
Health Care (11.9%):
Agios Pharmaceuticals, Inc. (a)(b)	14,180	401,010
Apellis Pharmaceuticals, Inc. (a)	7,370	503,371
BioCryst Pharmaceuticals, Inc. (a)	58,110	732,186
CryoPort, Inc. (a)	8,260	201,214
Fate Therapeutics, Inc. (a)	20,980	470,162
Halozyme Therapeutics, Inc. (a)	16,990	671,784
Inspire Medical Systems, Inc. (a)	3,690	654,495
Intra-Cellular Therapies, Inc. (a)	11,770	547,658
Kura Oncology, Inc. (a)	47,510	648,987
		4,830,867
IT Services (17.5%):
DigitalOcean Holdings, Inc. (a)(b)	20,920	756,676
Flywire Corp. (a)	65,660	1,507,554
Marqeta, Inc., Class A (a)	151,410	1,078,039
Paya Holdings, Inc. (a)(b)	59,670	364,584
Paymentus Holdings, Inc., Class A (a)(b)	88,470	859,928
Payoneer Global, Inc. (a)	201,770	1,220,709
Shift4 Payments, Inc., Class A (a)	29,350	1,309,303
		7,096,793
Machinery (13.0%):
Chart Industries, Inc. (a)	14,230	2,623,301

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Small Cap Equity Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Evoqua Water Technologies Corp. (a)	80,160	$2,650,891
		5,274,192
Materials (1.4%):
Livent Corp. (a)(b)	19,020	582,963

Professional Services (3.2%):
CBIZ, Inc. (a)	29,970	1,282,117

Semiconductors & Semiconductor Equipment (6.8%):
Impinj, Inc. (a)(b)	15,990	1,279,680
MACOM Technology Solutions Holdings, Inc. (a)	28,450	1,473,425
		2,753,105
Software (8.1%):
ACI Worldwide, Inc. (a)	56,600	1,182,940
Paycor HCM, Inc. (a)(b)	28,640	846,598
Q2 Holdings, Inc. (a)	25,150	809,830
Varonis Systems, Inc. (a)	15,980	423,790
		3,263,158
Total Common Stocks (Cost $42,926,221)		39,213,392

Collateral for Securities Loaned (16.7%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (c)	145,476	145,476
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (c)	97,918	97,918
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (c)	72,600	72,600
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (c)	3,305,442	3,305,442
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (c)	144,953	144,953
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (c)	393,594	393,594
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (c)	2,602,800	2,602,800
Total Collateral for Securities Loaned (Cost $6,762,783)		6,762,783
Total Investments (Cost $49,689,004) — 113.5%		45,976,175
Liabilities in excess of other assets — (13.5)%		(5,472,856)
NET ASSETS - 100.00%		$40,503,319

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2022.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Partners Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (94.8%)
Banks (18.1%):
Banner Corp.	92,540	$5,467,263
Eastern Bankshares, Inc.	510,250	10,021,310
First BanCorp/Puerto Rico	672,150	9,195,012
Pinnacle Financial Partners, Inc. (a)	50,140	4,066,354
SouthState Corp.	102,060	8,074,987
Synovus Financial Corp.	162,250	6,085,997
The Bank of NT Butterfield & Son Ltd.	316,460	10,272,292
UMB Financial Corp.	53,972	4,549,300
		57,732,515
Capital Markets (3.3%):
Federated Hermes, Inc.	320,920	10,628,871

Communication Services (2.9%):
Madison Square Garden Sports Corp. (b)	42,980	5,873,647
World Wrestling Entertainment, Inc., Class A (a)	46,426	3,257,712
		9,131,359
Consumer Discretionary (7.0%):
Bloomin' Brands, Inc.	125,720	2,304,448
Carter's, Inc. (a)	34,500	2,260,785
Columbia Sportswear Co.	30,270	2,037,171
Dine Brands Global, Inc.	41,610	2,644,731
Light & Wonder, Inc. (b)	92,760	3,977,549
Taylor Morrison Home Corp. (b)	116,400	2,714,448
The Wendy's Co.	174,210	3,255,985
Under Armour, Inc., Class C (b)	540,350	3,220,486
		22,415,603
Consumer Staples (2.0%):
U.S. Foods Holding Corp. (b)	245,120	6,480,973

Energy (4.9%):
California Resources Corp.	96,030	3,690,433
Comstock Resources, Inc. (a)(b)	102,000	1,763,580
Northern Oil and Gas, Inc.	120,340	3,298,519
PDC Energy, Inc.	39,860	2,303,509
Plains GP Holdings LP, Class A	420,170	4,584,055
		15,640,096
Health Care (5.7%):
Encompass Health Corp.	98,460	4,453,346
Halozyme Therapeutics, Inc. (b)	82,860	3,276,285
The Ensign Group, Inc. (a)	97,090	7,718,655
Zimvie, Inc. (a)(b)	283,390	2,797,059
		18,245,345
Industrials (12.3%):
Altra Industrial Motion Corp.	95,120	3,197,934
Applied Industrial Technologies, Inc.	51,780	5,321,948
Atkore, Inc. (b)	25,620	1,993,492
Finning International, Inc.	133,140	2,340,457
Fluor Corp. (b)	311,040	7,741,786
H&E Equipment Services, Inc.	107,060	3,034,080
IAA, Inc. (a)(b)	157,930	5,030,071
ICF International, Inc. (a)	53,530	5,835,841
McGrath RentCorp	32,360	2,713,710

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Partners Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Triton International Ltd.	34,950	$1,912,813
		39,122,132
Information Technology (5.6%):
ACI Worldwide, Inc. (b)	113,360	2,369,224
Euronet Worldwide, Inc. (b)	40,750	3,087,220
NCR Corp. (b)	130,820	2,486,888
Verint Systems, Inc. (b)	150,430	5,051,440
Verra Mobility Corp. (a)(b)	309,920	4,763,470
		17,758,242
Insurance (12.7%):
Globe Life, Inc.	106,470	10,615,059
Kemper Corp. (a)	234,400	9,671,344
Primerica, Inc.	82,453	10,178,823
White Mountains Insurance Group Ltd.	7,720	10,059,314
		40,524,540
Materials (7.9%):
Axalta Coating Systems Ltd. (b)	181,770	3,828,076
Constellium SE (b)	300,220	3,044,231
Graphic Packaging Holding Co.	467,660	9,231,608
Olin Corp.	130,320	5,588,122
Summit Materials, Inc., Class A (b)	149,127	3,573,083
		25,265,120
Real Estate (9.2%):
Corporate Office Properties Trust	272,310	6,325,761
Easterly Government Properties, Inc. (a)	161,580	2,548,117
Equity Commonwealth	263,830	6,426,899
Four Corners Property Trust, Inc.	356,300	8,618,897
Kennedy-Wilson Holdings, Inc.	344,070	5,319,322
		29,238,996
Utilities (3.2%):
Black Hills Corp.	78,655	5,327,303
ONE Gas, Inc.	69,120	4,865,357
		10,192,660
Total Common Stocks (Cost $287,475,107)		302,376,452

Preferred Stocks (0.2%)
Health Care (0.2%):
WellDoc, Inc. Series B (c)(d)	1,587,483	587,369
Total Preferred Stocks (Cost $1,942,921)		587,369

Collateral for Securities Loaned (3.8%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (e)	261,363	261,363
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (e)	175,920	175,920
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (e)	130,433	130,433
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (e)	5,938,566	5,938,566
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (e)	260,422	260,422
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (e)	707,132	707,132

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Partners Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (e)	4,676,197	$4,676,197
Total Collateral for Securities Loaned (Cost $12,150,033)		12,150,033
Total Investments (Cost $301,568,061) — 98.8%		315,113,854
Other assets in excess of liabilities — 1.2%		3,766,558
NET ASSETS - 100.00%		$318,880,412

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security was fair valued using significant unobservable inputs as of September 30, 2022.
(d)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2022, illiquid securities were 0.2% of net assets.
(e)	Rate disclosed is the daily yield on September 30, 2022.

LP—Limited Partnership

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Value Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.1%)
Banks (1.7%):
KeyCorp	284,270	$4,554,005

Capital Markets (9.5%):
Cboe Global Markets, Inc.	48,440	5,685,403
Federated Hermes, Inc.	268,140	8,880,797
Interactive Brokers Group, Inc.	109,630	7,006,453
State Street Corp.	58,720	3,570,763
		25,143,416
Communication Services (2.2%):
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	83,130	3,134,832
World Wrestling Entertainment, Inc., Class A (b)	39,450	2,768,207
		5,903,039
Consumer Discretionary (7.7%):
Carter's, Inc. (b)	28,750	1,883,987
Darden Restaurants, Inc.	29,800	3,764,336
LKQ Corp.	132,190	6,232,759
O'Reilly Automotive, Inc. (a)	3,440	2,419,524
The Wendy's Co.	234,570	4,384,113
Toll Brothers, Inc.	42,880	1,800,960
		20,485,679
Consumer Staples (3.4%):
Keurig Dr Pepper, Inc.	108,885	3,900,261
U.S. Foods Holding Corp. (a)	195,230	5,161,881
		9,062,142
Energy (4.5%):
Baker Hughes Co.	108,320	2,270,387
Chesapeake Energy Corp. (b)	37,460	3,529,107
Marathon Oil Corp.	135,030	3,048,977
Ovintiv, Inc.	68,560	3,153,760
		12,002,231
Health Care (7.3%):
Encompass Health Corp.	67,580	3,056,644
Halozyme Therapeutics, Inc. (a)	72,950	2,884,443
Humana, Inc.	17,080	8,287,045
Zimmer Biomet Holdings, Inc.	48,500	5,070,675
		19,298,807
Industrials (15.1%):
AGCO Corp.	33,790	3,249,584
Crane Holdings Co.	33,310	2,915,957
Curtiss-Wright Corp. (b)	21,390	2,976,633
Fluor Corp. (a)	255,380	6,356,408
IAA, Inc. (a)	125,340	3,992,079
L3Harris Technologies, Inc.	7,340	1,525,472
Leidos Holdings, Inc.	48,450	4,237,922
nVent Electric PLC	67,890	2,146,003
Parker-Hannifin Corp.	12,130	2,939,220
Sensata Technologies Holding PLC	125,240	4,668,947
The Timken Co.	69,510	4,103,871
Triton International Ltd.	19,400	1,061,762
		40,173,858
Information Technology (7.0%):
Euronet Worldwide, Inc. (a)	34,263	2,595,765

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Value Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Fiserv, Inc. (a)	72,430	$6,777,275
Global Payments, Inc.	27,540	2,975,697
NCR Corp. (a)	130,680	2,484,227
Verint Systems, Inc. (a)	113,330	3,805,621
		18,638,585
Insurance (15.6%):
Fairfax Financial Holdings Ltd.	20,810	9,505,373
Globe Life, Inc.	110,010	10,967,997
Markel Corp. (a)	4,840	5,247,625
The Progressive Corp.	84,060	9,768,612
White Mountains Insurance Group Ltd.	4,630	6,032,983
		41,522,590
Materials (7.2%):
Graphic Packaging Holding Co.	381,580	7,532,389
Olin Corp.	87,910	3,769,581
Sealed Air Corp.	124,040	5,521,021
Summit Materials, Inc., Class A (a)	94,340	2,260,386
		19,083,377
Real Estate (7.2%):
Equity Commonwealth	237,070	5,775,025
Equity LifeStyle Properties, Inc.	58,270	3,661,687
Invitation Homes, Inc.	153,970	5,199,567
National Retail Properties, Inc.	108,770	4,335,572
		18,971,851
Utilities (7.7%):
Constellation Energy Corp.	17,690	1,471,631
Evergy, Inc.	54,480	3,236,112
FirstEnergy Corp.	65,580	2,426,460
The AES Corp.	189,110	4,273,886
Vistra Corp.	432,160	9,075,360
		20,483,449
Total Common Stocks (Cost $242,913,392)		255,323,029

Collateral for Securities Loaned (1.2%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (c)	67,617	67,617
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (c)	45,512	45,512
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (c)	33,744	33,744
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (c)	1,536,364	1,536,364
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (c)	67,374	67,374
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (c)	182,942	182,942
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (c)	1,209,777	1,209,777
Total Collateral for Securities Loaned (Cost $3,143,330)		3,143,330
Total Investments (Cost $246,056,722) — 97.3%		258,466,359
Other assets in excess of liabilities — 2.7%		7,141,698
NET ASSETS - 100.00%		$265,608,057

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2022.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Large Cap Alpha Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (95.5%)
Communication Services (2.5%):
Alphabet, Inc., Class A (a)	46,060	$4,405,639
Meta Platforms, Inc., Class A (a)	46,760	6,344,397
		10,750,036
Consumer Discretionary (4.5%):
Darden Restaurants, Inc.	39,420	4,979,534
LKQ Corp.	213,090	10,047,194
Target Corp.	29,150	4,325,568
		19,352,296
Consumer Staples (7.1%):
Keurig Dr Pepper, Inc.	265,360	9,505,195
Lamb Weston Holdings, Inc.	60,620	4,690,776
Mondelez International, Inc., Class A	175,300	9,611,699
U.S. Foods Holding Corp. (a)	271,130	7,168,677
		30,976,347
Energy (6.6%):
Enterprise Products Partners LP	402,790	9,578,346
Hess Corp.	52,660	5,739,413
Marathon Oil Corp.	361,230	8,156,574
Ovintiv, Inc.	114,440	5,264,240
		28,738,573
Financials (24.9%):
Cboe Global Markets, Inc.	120,130	14,099,658
Comerica, Inc.	236,990	16,849,989
Fairfax Financial Holdings Ltd.	42,320	19,330,484
Interactive Brokers Group, Inc.	175,520	11,217,483
JPMorgan Chase & Co.	62,570	6,538,565
Markel Corp. (a)	11,470	12,436,004
State Street Corp.	134,610	8,185,634
The Progressive Corp.	166,420	19,339,668
		107,997,485
Health Care (18.8%):
AbbVie, Inc.	82,650	11,092,456
Cigna Corp.	33,690	9,347,964
Humana, Inc.	27,320	13,255,391
Johnson & Johnson	47,780	7,805,341
McKesson Corp.	14,040	4,771,775
Medtronic PLC	151,930	12,268,347
Merck & Co., Inc.	132,680	11,426,402
UnitedHealth Group, Inc.	23,155	11,694,201
		81,661,877
Industrials (11.0%):
Eaton Corp. PLC	37,260	4,968,994
FedEx Corp.	24,360	3,616,729
Johnson Controls International PLC	136,750	6,730,835
L3Harris Technologies, Inc.	24,040	4,996,233
Leidos Holdings, Inc.	84,170	7,362,350
PACCAR, Inc.	38,650	3,234,619
Raytheon Technologies Corp.	59,462	4,867,559
Sensata Technologies Holding PLC	204,940	7,640,163
Union Pacific Corp.	21,560	4,200,319
		47,617,801

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Large Cap Alpha Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Information Technology (6.4%):
Euronet Worldwide, Inc. (a)	56,510	$4,281,198
Fidelity National Information Services, Inc.	161,470	12,202,288
FleetCor Technologies, Inc. (a)	30,080	5,299,194
Global Payments, Inc.	55,990	6,049,719
		27,832,399
Materials (3.5%):
PPG Industries, Inc.	53,920	5,968,405
Sealed Air Corp.	206,982	9,212,769
		15,181,174
Real Estate (3.8%):
Equity LifeStyle Properties, Inc.	104,120	6,542,901
Invitation Homes, Inc.	302,090	10,201,579
		16,744,480
Utilities (6.4%):
Constellation Energy Corp.	57,463	4,780,347
Exelon Corp.	199,280	7,465,029
Vistra Corp.	741,030	15,561,630
		27,807,006
Total Common Stocks (Cost $394,717,930)		414,659,474
Total Investments (Cost $394,717,930) — 95.5%		414,659,474
Other assets in excess of liabilities — 4.5%		19,558,111
NET ASSETS - 100.00%		$434,217,585

(a)	Non-income producing security.

LP—Limited Partnership
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Investors Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.1%)
Banks (7.1%):
Comerica, Inc.	18,000	$1,279,800
The Bank of NT Butterfield & Son Ltd.	33,310	1,081,243
		2,361,043
Capital Markets (8.0%):
Cboe Global Markets, Inc.	11,890	1,395,529
Federated Hermes, Inc.	38,300	1,268,496
		2,664,025
Communication Services (1.5%):
Meta Platforms, Inc., Class A (a)	3,810	516,941

Consumer Discretionary (3.0%):
LKQ Corp.	21,000	990,150

Consumer Staples (5.2%):
Keurig Dr Pepper, Inc.	19,300	691,326
U.S. Foods Holding Corp. (a)	38,870	1,027,723
		1,719,049
Energy (6.1%):
Northern Oil and Gas, Inc.	33,790	926,184
PDC Energy, Inc.	19,110	1,104,367
		2,030,551
Health Care (11.9%):
Humana, Inc.	2,730	1,324,569
Medtronic PLC	10,990	887,442
Merck & Co., Inc.	11,480	988,658
Zimmer Biomet Holdings, Inc.	7,460	779,943
		3,980,612
Industrials (9.2%):
Fluor Corp. (a)	50,340	1,252,963
IAA, Inc. (a)	26,790	853,261
Sensata Technologies Holding PLC	25,660	956,605
		3,062,829
Information Technology (8.3%):
Euronet Worldwide, Inc. (a)	8,090	612,898
Fidelity National Information Services, Inc.	15,330	1,158,488
Verint Systems, Inc. (a)	29,800	1,000,684
		2,772,070
Insurance (20.7%):
Fairfax Financial Holdings Ltd.	3,120	1,425,121
Markel Corp. (a)	920	997,482
The Progressive Corp.	10,810	1,256,230
White Mountains Insurance Group Ltd.	1,350	1,759,077
Willis Towers Watson PLC	7,270	1,460,834
		6,898,744
Materials (8.7%):
Graphic Packaging Holding Co.	66,570	1,314,092
Olin Corp.	23,660	1,014,540
Sealed Air Corp.	13,190	587,087
		2,915,719

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Investors Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Real Estate (1.9%):
Four Corners Property Trust, Inc.	26,680	$645,389

Utilities (4.5%):
Vistra Corp.	71,580	1,503,180
Total Common Stocks (Cost $32,383,686)		32,060,302
Total Investments (Cost $32,383,686) — 96.1%		32,060,302
Other assets in excess of liabilities — 3.9%		1,287,839
NET ASSETS - 100.00%		$33,348,141

(a)	Non-income producing security.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Global Energy Transition Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (91.4%)
Chemicals (4.8%):
Linde PLC	67,972	$18,324,571

Industrials (5.2%):
Energy Vault Holdings, Inc. (a)(b)	2,242,117	11,838,376
NuScale Power Corp. (a)	563,808	6,585,278
NuScale Power Corp. (a)(b)	142,608	1,665,661
		20,089,315
Materials (3.5%):
Ivanhoe (a)(c)	1,719,859	13,510,920

Metals & Mining (43.1%):
First Quantum Minerals Ltd.	1,382,412	23,470,577
Iluka Resources Ltd.	2,832,597	16,323,651
Ivanhoe Electric, Inc. (a)	833,311	6,874,816
Newmont Corp.	431,075	18,118,082
Norsk Hydro ASA	2,323,078	12,503,609
Sunrise Energy Metals, Ltd. (a)(b)	5,170,463	7,916,899
Turquoise Hill Resources Ltd. (a)(b)	2,685,489	79,409,910
		164,617,544
Oil, Gas & Consumable Fuels (30.1%):
Antero Resources Corp. (a)	303,524	9,266,588
Cameco Corp.	1,195,215	31,723,561
Cheniere Energy, Inc.	24,196	4,014,358
Enterprise Products Partners LP	744,130	17,695,411
Peyto Exploration & Development Corp.	428,461	3,418,506
Range Resources Corp.	148,744	3,757,274
Tourmaline Oil Corp.	172,104	8,945,371
Whitecap Resources, Inc.	5,742,008	36,334,455
		115,155,524
Utilities (4.7%):
NextEra Energy, Inc.	226,960	17,795,934
Total Common Stocks (Cost $277,155,735)		349,493,808

Preferred Stocks (0.3%)
Energy (0.3%):
Energy Vault SA (a)(c)(d)(e)	248,310	1,311,077
Total Preferred Stocks (Cost $2,323,956)		1,311,077

Collateral for Securities Loaned (2.4%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (f)	196,340	196,340
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (f)	132,154	132,154
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (f)	97,983	97,983
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (f)	4,461,140	4,461,140
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (f)	195,633	195,633
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (f)	531,208	531,208

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Global Energy Transition Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (f)	3,512,830	$3,512,830
Total Collateral for Securities Loaned (Cost $9,127,288)		9,127,288
Total Investments (Cost $288,606,979) — 94.1%		359,932,173
Other assets in excess of liabilities — 5.9%		22,308,659
NET ASSETS - 100.00%		$382,240,832

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2022, illiquid securities were 3.9% of net assets.
(d)	Restricted security that is not registered under the Securities Act of 1933.
(e)	The following table details the acquisition date and cost of the Fund's restricted securities at September 30, 2022:

Security Name	Acquisition Date	Cost
Energy Vault SA	8/24/2021	$2,323,956

(f)	Rate disclosed is the daily yield on September 30, 2022.

LP—Limited Partnership
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Investment Quality Bond Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (5.4%)
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 9/15/23 @ 100	$125,000	$121,072
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27, Callable 2/16/25 @ 100	105,000	95,592
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable 12/15/23 @ 100	100,000	95,705
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 3/20/24 @ 100 (a)	287,000	270,290
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 11/10/23 @ 100 (a)	81,000	78,031
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 1/15/24 @ 100 (a)	142,000	136,214
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 4/15/24 @ 100 (a)	136,000	128,768
Westlake Automobile Receivables Trust, Series 2022-1A, Class C, 3.11%, 3/15/27, Callable 9/15/24 @ 100 (a)	106,000	100,479
Total Asset-Backed Securities (Cost $1,081,903)		1,026,151

Collateralized Mortgage Obligations (8.1%)
BANK, Series 2020-BN26, Class AS, 2.69%, 3/15/63, Callable 3/15/30 @ 100	130,000	104,208
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A2, 3.28%, 5/10/58, Callable 5/10/26 @ 100	44,000	41,034
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.60%, 1/10/48, Callable 1/10/26 @ 100	53,001	50,084
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A4, 3.19%, 4/10/48, Callable 4/10/25 @ 100	116,000	109,810
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 2/15/53, Callable 2/15/30 @ 100	117,000	96,267
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4, 2.90%, 7/10/49, Callable 7/10/26 @ 100	85,000	77,996
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4, 3.78%, 9/10/58, Callable 5/10/26 @ 100	50,000	47,827
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5, 3.72%, 9/15/48, Callable 5/15/26 @ 100	56,000	53,515
COMM Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 8/10/48, Callable 8/10/25 @ 100	65,000	62,217
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4, 3.50%, 6/15/57, Callable 5/15/25 @ 100	73,000	69,685
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48, Callable 8/15/25 @ 100	120,000	114,773
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.81%, 11/15/48, Callable 11/15/25 @ 100	54,000	51,527
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5, 3.50%, 11/15/49, Callable 11/15/26 @ 100	48,000	44,548
GS Mortgage Securities Trust, Series 2016-GS2, Class A4, 3.05%, 5/10/49, Callable 5/10/26 @ 100	57,000	52,821
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 5/10/50, Callable 5/10/25 @ 100	57,000	54,259

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49, Callable 7/15/26 @ 100	$131,000	$119,613
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 8/15/48, Callable 8/15/25 @ 100	49,483	47,227
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.23%, 10/15/48, Callable 4/15/25 @ 100	68,000	64,557
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49, Callable 1/15/27 @ 100	55,000	51,535
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4, 2.92%, 11/15/49, Callable 10/15/26 @ 100	51,000	46,728
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48, Callable 5/15/25 @ 100	67,000	64,082
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.81%, 12/15/48, Callable 12/15/25 @ 100	57,000	54,363
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.66%, 9/15/58, Callable 8/15/25 @ 100	62,000	59,119
Total Collateralized Mortgage Obligations (Cost $1,698,533)		1,537,795

Convertible Corporate Bonds (8.1%)
Consumer Discretionary (1.5%):
Booking Holdings, Inc., 0.75%, 5/1/25 (b)	120,000	144,330
Expedia Group, Inc., 2/15/26(c)	120,000	104,662
Ford Motor Co., 3/15/26(c)	40,000	36,759
		285,751
Energy (0.7%):
Pioneer Natural Resources Co., 0.25%, 5/15/25	60,000	130,239

Financials (1.7%):
Ares Capital Corp., 4.63%, 3/1/24	135,000	137,928
Barclays Bank PLC
2/4/25 (c)	45,000	57,301
2/18/25 (c)	30,000	30,348
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (a)	100,000	101,894
		327,471
Health Care (1.2%):
Anthem, Inc., 2.75%, 10/15/42	17,000	109,920
Illumina, Inc., 8/15/23(c)	110,000	105,555
		215,475
Industrials (0.7%):
Southwest Airlines Co., 1.25%, 5/1/25	115,000	131,668

Information Technology (2.0%):
Akamai Technologies, Inc., 0.13%, 5/1/25	50,000	50,954
Block, Inc., 0.25%, 11/1/27	20,000	14,423
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (b)	125,000	112,702
Vishay Intertechnology, Inc., 2.25%, 6/15/25	40,000	37,140
Western Digital Corp., 1.50%, 2/1/24	170,000	161,753
		376,972
Real Estate (0.3%):
Kite Realty Group LP, 0.75%, 4/1/27 (a)	70,000	59,065
Total Convertible Corporate Bonds (Cost $1,568,793)		1,526,641

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	September 30, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value

Convertible Preferred Stocks (3.5%)
Financials (1.6%):
Bank of America Corp., Series L, 7.25% (d)	$112	$131,376
KKR & Co., Inc., Series C, 9/15/23, 6.00%	990	53,876
Wells Fargo & Co., Series L, 7.50% (d)	95	114,380
		299,632
Health Care (0.1%):
Danaher Corp., Series B, 4/15/23, 5.00% (b)	17	22,907

Industrials (0.3%):
Stanley Black & Decker, Inc., 11/15/22, 5.25%	1,201	59,233

Utilities (1.5%):
American Electric Power Co., Inc., 8/15/23, 6.13% (b)	655	32,423
CenterPoint Energy, Inc., 9/15/29, 3.37%	455	14,389
DTE Energy Co., 11/1/22, 6.25%	1,765	88,497
NextEra Energy, Inc., 3/1/23, 5.28%	2,875	143,118
NiSource, Inc., 3/1/24, 7.75%	85	8,550
		286,977
Total Convertible Preferred Stocks (Cost $816,386)		668,749

Corporate Bonds (40.5%)
Communication Services (2.0%):
AT&T, Inc.
4.25%, 3/1/27, Callable 12/1/26 @ 100	46,000	44,136
5.15%, 11/15/46, Callable 5/15/46 @ 100	126,000	109,970
CenturyLink, Inc., 6.75%, 12/1/23 (b)	50,000	51,059
Comcast Corp., 3.45%, 2/1/50, Callable 8/1/49 @ 100	70,000	48,810
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (a)	62,000	50,580
T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	81,000	71,782
		376,337
Consumer Discretionary (5.0%):
Aptiv PLC, 5.40%, 3/15/49, Callable 9/15/48 @ 100	34,000	27,848
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32, Callable 12/1/31 @ 100	80,000	63,486
Dana, Inc., 5.63%, 6/15/28, Callable 6/15/23 @ 102.81	48,000	39,994
General Motors Co., 4.88%, 10/2/23	96,000	95,594
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	49,000	48,747
Lennar Corp., 5.00%, 6/15/27, Callable 12/15/26 @ 100	93,000	88,071
Meritage Homes Corp., 6.00%, 6/1/25, Callable 3/1/25 @ 100	27,000	26,200
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	78,000	62,612
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100 (b)	73,000	59,111
NVR, Inc., 3.00%, 5/15/30, Callable 11/15/29 @ 100	118,000	96,241
O'Reilly Automotive, Inc., 4.70%, 6/15/32, Callable 3/15/32 @ 100	69,000	64,670
PulteGroup, Inc., 5.00%, 1/15/27, Callable 10/15/26 @ 100	100,000	97,215
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	70,000	67,647
The Goodyear Tire Rubber Co., 5.25%, 4/30/31, Callable 1/30/31 @ 100 (b)	66,000	53,317
Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100	73,000	58,182
		948,935
Consumer Staples (2.1%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 11/14/22 @ 100 (a)	156,000	147,573

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100	$75,000	$55,402
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	50,000	39,326
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	52,000	43,463
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	92,000	77,658
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	39,000	34,640
		398,062
Energy (3.7%):
Continental Resources, Inc.
4.50%, 4/15/23, Callable 1/15/23 @ 100	113,000	112,383
2.27%, 11/15/26, Callable 11/15/23 @ 100 (a)	93,000	79,479
EOG Resources, Inc., 4.95%, 4/15/50, Callable 10/15/49 @ 100	65,000	60,751
HollyFrontier Corp., 2.63%, 10/1/23	116,000	111,040
Marathon Oil Corp., 6.60%, 10/1/37	105,000	102,155
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	84,000	64,325
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 11/14/22 @ 100	120,000	119,073
Western Midstream Operating LP, 4.80%, 2/1/30, Callable 11/1/29 @ 100	66,000	56,145
		705,351
Financials (10.6%):
Aflac, Inc., 4.75%, 1/15/49, Callable 7/15/48 @ 100	10,000	8,808
Alleghany Corp., 3.63%, 5/15/30, Callable 2/15/30 @ 100	55,000	49,115
American Express Co., 4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100 (e)	103,000	96,352
Bank of America Corp.
4.20%, 8/26/24, MTN	51,000	50,200
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	100,000	89,717
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (e)	120,000	91,873
Capital One Financial Corp.
4.93% (SOFR+206bps), 5/10/28, Callable 5/10/27 @ 100 (e)	60,000	57,112
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100 (e)	146,000	103,701
Cincinnati Financial Corp., 6.13%, 11/1/34	75,000	76,791
Citigroup, Inc.
3.88%, 3/26/25	35,000	33,608
4.60%, 3/9/26	36,000	34,809
4.45%, 9/29/27	63,000	58,442
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	200,000	187,894
Globe Life, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100	110,000	85,404
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100 (b)	170,000	155,931
2.55% (SOFR+118bps), 11/8/32, Callable 11/8/31 @ 100 (e)	135,000	102,626
5.72% (SOFR+258bps), 9/14/33, Callable 9/14/32 @ 100 (e)	74,000	69,917
5.60%, 7/15/41	27,000	25,659
Morgan Stanley, 3.13%, 7/27/26, MTN	205,000	188,938
Old Republic International Corp., 3.85%, 6/11/51, Callable 12/11/50 @ 100	42,000	29,446
Regions Financial Corp., 1.80%, 8/12/28, Callable 6/12/28 @ 100	89,000	73,124
SVB Financial Group, 3.13%, 6/5/30, Callable 3/5/30 @ 100	164,000	132,645
Wells Fargo & Co.
4.30%, 7/22/27, MTN	180,000	168,529
4.90%, 11/17/45	55,000	44,961
		2,015,602
Health Care (4.6%):
AbbVie, Inc.
3.20%, 11/21/29, Callable 8/21/29 @ 100	66,000	57,908
4.45%, 5/14/46, Callable 11/14/45 @ 100	62,000	50,639
Anthem, Inc., 2.38%, 1/15/25, Callable 12/15/24 @ 100	65,000	61,316

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100	$141,000	$109,681
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	73,000	66,728
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	73,000	64,330
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63 (a)	114,000	93,653
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100	91,000	80,500
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100	63,000	38,046
Universal Health Services, Inc.
1.65%, 9/1/26, Callable 8/1/26 @ 100 (a)	154,000	129,032
2.65%, 10/15/30, Callable 7/15/30 @ 100 (a)	44,000	32,498
Viatris, Inc.
2.30%, 6/22/27, Callable 4/22/27 @ 100	40,000	32,666
4.00%, 6/22/50, Callable 12/22/49 @ 100	75,000	44,815
		861,812
Industrials (4.1%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	37,000	27,424
Air Lease Corp.
0.70%, 2/15/24, Callable 1/15/24 @ 100, MTN	120,000	112,141
0.80%, 8/18/24, Callable 7/18/24 @ 100	58,000	52,915
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100	49,000	34,438
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100	130,000	128,715
Hillenbrand, Inc., 5.00%, 9/15/26, Callable 7/15/26 @ 100	195,000	182,415
Norfolk Southern Corp.
2.30%, 5/15/31, Callable 2/15/31 @ 100	40,000	32,036
2.90%, 8/25/51, Callable 2/25/51 @ 100	50,000	31,670
Northrop Grumman Corp., 5.25%, 5/1/50, Callable 11/1/49 @ 100 (b)	45,000	43,063
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100	60,000	48,328
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	57,000	44,966
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	56,000	47,577
		785,688
Information Technology (2.3%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	53,000	49,405
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100	123,000	114,326
Micron Technology, Inc., 5.33%, 2/6/29, Callable 11/6/28 @ 100	167,000	158,493
NCR Corp., 5.25%, 10/1/30, Callable 10/1/25 @ 102.63 (a)	38,000	28,827
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	51,000	43,637
Western Digital Corp., 2.85%, 2/1/29, Callable 12/1/28 @ 100	53,000	41,193
		435,881
Materials (0.4%):
Newmont Corp., 2.60%, 7/15/32, Callable 4/15/32 @ 100	36,000	27,347
The Scotts Miracle-Gro Co., 4.50%, 10/15/29, Callable 10/15/24 @ 102.25 (b)	66,000	47,990
		75,337
Real Estate (4.1%):
Essential Properties LP, 2.95%, 7/15/31, Callable 4/15/31 @ 100	56,000	40,915
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100	285,000	284,875
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (a)	48,000	39,798
Kite Realty Group Trust, 4.00%, 3/15/25, Callable 12/15/24 @ 100 (b)	155,000	146,712
Physicians Realty LP
3.95%, 1/15/28, Callable 10/15/27 @ 100	60,000	54,235
2.63%, 11/1/31, Callable 8/1/31 @ 100	48,000	36,489
Regency Centers LP, 4.65%, 3/15/49, Callable 9/15/48 @ 100	49,000	38,773
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	65,000	61,017
Spirit Realty LP, 3.20%, 1/15/27, Callable 11/15/26 @ 100	92,000	80,875
		783,689

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Utilities (1.6%):
Ameren Illinois Co., 1.55%, 11/15/30, Callable 8/15/30 @ 100	$100,000	$76,555
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37	40,000	41,130
Oklahoma Gas and Electric Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	105,000	96,379
Public Service Electric & Gas Co., 4.00%, 6/1/44, Callable 12/1/43 @ 100	65,000	50,913
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100	47,000	30,339
		295,316
Total Corporate Bonds (Cost $9,076,351)		7,682,010

Residential Mortgage-Backed Securities (0.3%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 4.40% (LIBOR01M+132bps), 10/25/32, Callable 10/25/22 @ 100 (e)	48,889	48,907
Total Residential Mortgage-Backed Securities (Cost $48,024)		48,907

Yankee Dollars (9.8%)
Communication Services (0.4%):
Vodafone Group PLC, 5.25%, 5/30/48	89,000	73,274

Consumer Staples (4.5%):
Barry Callebaut Services NV, 5.50%, 6/15/23 (a)	275,000	274,975
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a)	400,000	396,228
Suntory Holdings Ltd., 2.25%, 10/16/24, Callable 9/16/24 @ 100 (a)	200,000	186,318
		857,521
Energy (1.1%):
Ecopetrol SA, 5.88%, 9/18/23	133,000	132,049
Statoil ASA, 3.95%, 5/15/43	20,000	16,280
Total Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100	85,000	60,739
		209,068
Financials (1.9%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	150,000	149,886
HSBC Holdings PLC, 2.87% (SOFR+141bps), 11/22/32, Callable 11/22/31 @ 100 (e)	200,000	145,842
Newcrest Finance Pty Ltd.
5.75%, 11/15/41 (a)	45,000	40,742
4.20%, 5/13/50, Callable 11/13/49 @ 100 (a)	25,000	18,520
		354,990
Industrials (0.3%):
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	60,000	43,076
Canadian Pacific Railway Co., 3.10%, 12/2/51, Callable 6/2/51 @ 100	33,000	21,764
		64,840
Materials (1.4%):
Anglo American Capital PLC, 2.88%, 3/17/31, Callable 12/17/30 @ 100 (a)	200,000	155,562
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40	50,000	48,488

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	September 30, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value
Vale Overseas Ltd., 6.25%, 8/10/26	$63,000	$63,717
		267,767
Utilities (0.2%):
Iberdrola International BV, 6.75%, 9/15/33	35,000	36,179
Total Yankee Dollars (Cost $2,127,122)		1,863,639

U.S. Government Mortgage-Backed Agencies (26.1%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23	2,076	2,074
Series 4395, Class PA, 2.50%, 4/15/37 - 7/1/50	152,563	135,491
5.50%, 6/1/38	16,188	16,603
7.00%, 9/1/38	4,544	4,865
Series 4320, Class AP, 3.50%, 7/15/39 - 3/1/52	375,120	342,131
Series 4444, Class CH, 3.00%, 1/15/41	6,778	6,745
2.00%, 3/1/51	239,705	194,432
4.00%, 6/1/52	391,104	362,746
4.50%, 6/1/52	522,420	497,500
		1,562,587
Federal National Mortgage Association
7.00%, 8/1/23 - 6/1/32	12,196	13,026
7.50%, 12/1/29 - 2/1/31	9,788	10,259
8.00%, 6/1/30 - 9/1/30	7,352	7,857
Series 2005-19, Class PB, 5.50%, 3/25/35 - 1/1/38	173,071	177,201
1.91% (LIBOR12M+166bps), 12/1/36 (e)	23,982	23,695
6.00%, 2/1/37	39,336	41,412
Series 2013-33, Class UD, 2.50%, 4/25/39 - 7/1/51	716,970	612,459
Series 2011-21, Class PA, 4.50%, 5/25/40	123,767	122,945
3.50%, 7/1/46 - 12/25/50	86,456	83,437
3.00%, 8/1/46 - 10/1/50	895,966	787,530
4.00%, 10/1/48	17,459	16,443
2.00%, 3/1/51	265,474	215,417
2.00%, 10/25/52 (f)	500,000	404,218
2.50%, 10/25/52 (f)	700,000	587,325
3.50%, 10/25/52 (f)	300,000	269,614
		3,372,838
Government National Mortgage Association
6.00%, 12/15/33	7,493	7,871
Total U.S. Government Mortgage-Backed Agencies (Cost $5,400,310)		4,943,296

U.S. Treasury Obligations (2.1%)
U.S. Treasury Bonds, 1.25%, 5/15/50	315,000	176,154
U.S. Treasury Notes
1.63%, 5/15/31	50,000	41,977
1.88%, 2/15/32	200,000	169,562
Total U.S. Treasury Obligations (Cost $423,204)		387,693

Collateral for Securities Loaned (3.8%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (g)	15,443	15,443
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (g)	10,394	10,394

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (g)	7,707	$7,707
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (g)	350,882	350,882
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (g)	15,387	15,387
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (g)	41,781	41,781
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (g)	276,294	276,294
Total Collateral for Securities Loaned (Cost $717,888)		717,888
Total Investments (Cost $22,958,514) — 107.7%		20,402,769
Liabilities in excess of other assets — (7.7)%		(1,450,071)
NET ASSETS - 100.00%		$18,952,698

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $2,656,104 and amounted to 14.0% of net assets.
(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2022.
(f)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(g)	Rate disclosed is the daily yield on September 30, 2022.

bps—Basis points
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2022, based on the last reset date of the security
LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of September 30, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	2	1/02/23	$417,819	$410,781	$(7,038)
5-Year U.S. Treasury Note Futures	15	1/02/23	1,648,083	1,612,617	(35,466)
British Pound Futures	6	12/19/22	434,685	419,288	(15,397)
Ultra Long Term U.S. Treasury Bond Futures	7	12/20/22	1,047,345	959,000	(88,345)
					$(146,246)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	8	12/20/22	$941,660	$896,500	$45,160
Australian Dollar Futures	3	12/19/22	202,385	192,465	9,920
Canadian Dollar Futures	4	12/20/22	303,561	289,580	13,981
Euro FX Futures	2	12/19/22	251,925	246,538	5,387
Mexican Peso Futures	10	12/19/22	245,420	245,050	370
Micro E-Mini S&P 500 Index Futures	29	12/16/22	592,444	522,218	70,226
					$145,044

	Total unrealized appreciation				$145,044
	Total unrealized depreciation				(146,246)
	Total net unrealized appreciation (depreciation)				$(1,202)

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Low Duration Bond Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (7.2%)
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C, 0.89%, 10/19/26, Callable 9/18/24 @ 100	$1,815,000	$1,690,237
CarMax Auto Owner Trust, Series 2020-4, Class B, 0.85%, 6/15/26, Callable 8/15/24 @ 100	434,000	399,141
GM Financial Automobile Leasing Trust, Series 2021-1, Class C, 0.70%, 2/20/25, Callable 7/20/23 @ 100	1,168,000	1,130,031
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27, Callable 2/16/25 @ 100	886,000	806,617
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 6/25/24 @ 100 (a)	570,255	548,642
Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.75%, 2/17/26, Callable 7/15/23 @ 100	1,144,000	1,125,059
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90%, 6/15/26, Callable 9/15/23 @ 100	1,125,000	1,096,197
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95%, 9/15/27, Callable 10/15/23 @ 100	915,000	882,984
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 3/20/24 @ 100 (a)	2,200,000	2,071,910
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 11/10/23 @ 100 (a)	731,000	704,203
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 1/15/24 @ 100 (a)	1,230,000	1,179,882
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 4/15/24 @ 100 (a)	1,223,000	1,157,969
Westlake Automobile Receivables Trust, Series 2022-1A, Class C, 3.11%, 3/15/27, Callable 9/15/24 @ 100 (a)	1,000,000	947,915
Total Asset-Backed Securities (Cost $14,428,561)		13,740,787

Collateralized Mortgage Obligations (14.7%)
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class A4, 3.71%, 9/15/48, Callable 9/15/25 @ 100	1,000,000	951,697
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 1/10/48, Callable 1/10/26 @ 100	925,000	879,174
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.60%, 1/10/48, Callable 1/10/26 @ 100	494,991	467,747
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A2, 3.28%, 5/10/58, Callable 5/10/26 @ 100	489,000	456,037
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A4, 3.19%, 4/10/48, Callable 4/10/25 @ 100	465,000	440,186
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4, 3.78%, 9/10/58, Callable 5/10/26 @ 100	1,502,000	1,436,731
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5, 3.72%, 9/15/48, Callable 5/15/26 @ 100	1,662,000	1,588,238
COMM Mortgage Trust, Series 2013-CR10, Class A4, 4.21%, 8/10/46, Callable 8/10/23 @ 100 (b)	2,000,000	1,986,396
COMM Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 8/10/48, Callable 8/10/25 @ 100	1,219,000	1,166,803

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09%, 1/15/49, Callable 5/15/26 @ 100	$696,000	$646,171
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48, Callable 8/15/25 @ 100	1,280,899	1,225,109
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4, 3.50%, 6/15/57, Callable 5/15/25 @ 100	667,000	636,715
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.81%, 11/15/48, Callable 11/15/25 @ 100	539,000	514,320
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 5/10/50, Callable 5/10/25 @ 100	1,624,000	1,545,899
GS Mortgage Securities Trust, Series 2016-GS2, Class A4, 3.05%, 5/10/49, Callable 5/10/26 @ 100	1,778,000	1,647,657
GS Mortgage Securities Trust, Series 2015-GC32, Class A4, 3.76%, 7/10/48, Callable 7/10/25 @ 100	848,000	811,762
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A4, 3.77%, 12/15/48, Callable 11/15/25 @ 100	1,938,000	1,849,990
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.23%, 10/15/48, Callable 4/15/25 @ 100	1,191,000	1,130,703
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 8/15/48, Callable 8/15/25 @ 100	453,164	432,497
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5, 3.58%, 3/15/49, Callable 2/15/26 @ 100	1,321,000	1,248,684
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%, 5/15/49, Callable 5/15/26 @ 100	2,018,000	1,887,449
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A4, 3.64%, 6/15/48, Callable 6/15/25 @ 100	1,092,000	1,043,896
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.70%, 11/15/48, Callable 11/15/25 @ 100	1,593,000	1,517,267
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48, Callable 5/15/25 @ 100	732,000	700,122
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.81%, 12/15/48, Callable 12/15/25 @ 100	532,000	507,384
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.66%, 9/15/58, Callable 8/15/25 @ 100	1,248,000	1,190,003
Total Collateralized Mortgage Obligations (Cost $29,423,295)		27,908,637

Convertible Corporate Bonds (5.0%)
Consumer Discretionary (0.8%):
Booking Holdings, Inc., 0.75%, 5/1/25 (c)	525,000	631,444
Expedia Group, Inc., 2/15/26 (d)	590,000	514,586
Ford Motor Co., 3/15/26 (d)	290,000	266,504
		1,412,534
Energy (0.7%):
Pioneer Natural Resources Co., 0.25%, 5/15/25	565,000	1,226,412

Financials (1.1%):
Ares Capital Corp., 4.63%, 3/1/24	730,000	745,834
Barclays Bank PLC
2/4/25 (d)	270,000	343,807
2/18/25 (d)	230,000	232,666

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	September 30, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (a)	$800,000	$815,152
		2,137,459
Health Care (0.6%):
Anthem, Inc., 2.75%, 10/15/42	110,000	711,245
Illumina, Inc., 8/15/23 (d)	530,000	508,583
		1,219,828
Industrials (0.4%):
Southwest Airlines Co., 1.25%, 5/1/25	710,000	812,907

Information Technology (1.2%):
Akamai Technologies, Inc., 0.13%, 5/1/25	375,000	382,155
Block, Inc., 0.25%, 11/1/27	195,000	140,622
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (c)	730,000	658,183
Vishay Intertechnology, Inc., 2.25%, 6/15/25	225,000	208,910
Western Digital Corp., 1.50%, 2/1/24	995,000	946,733
		2,336,603
Real Estate (0.2%):
Kite Realty Group LP, 0.75%, 4/1/27 (a)	435,000	367,049
Total Convertible Corporate Bonds (Cost $9,385,747)		9,512,792

Convertible Preferred Stocks (2.1%)
Financials (0.9%):
Bank of America Corp., Series L, 7.25% (e)	655	768,315
KKR & Co., Inc., Series C, 9/15/23, 6.00%	6,495	353,458
Wells Fargo & Co., Series L, 7.50% (e)	550	662,200
		1,783,973
Health Care (0.1%):
Danaher Corp., Series B, 4/15/23, 5.00% (c)	146	196,733

Industrials (0.2%):
Stanley Black & Decker, Inc., 11/15/22, 5.25%	6,815	336,116

Utilities (0.9%):
American Electric Power Co., Inc., 8/15/23, 6.13%	3,530	174,735
CenterPoint Energy, Inc., 9/15/29, 3.37%	3,880	122,705
DTE Energy Co., 11/1/22, 6.25%	10,175	510,174
NextEra Energy, Inc., 3/1/23, 5.28%	14,070	700,405
NiSource, Inc., 3/1/24, 7.75%	1,710	172,009
		1,680,028
Total Convertible Preferred Stocks (Cost $4,844,619)		3,996,850

Corporate Bonds (38.3%)
Communication Services (1.4%):
CenturyLink, Inc., 6.75%, 12/1/23 (c)	424,000	432,980
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/1/24, Callable 1/1/24 @ 100	496,000	490,380
Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100 (c)	1,388,000	1,368,401
Verizon Communications, Inc., 3.38%, 2/15/25 (c)	354,000	342,446
		2,634,207

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (3.6%):
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100	$3,027,000	$3,025,940
General Motors Co., 4.88%, 10/2/23	1,297,000	1,291,514
General Motors Financial Co., Inc., 5.10%, 1/17/24, Callable 12/17/23 @ 100	1,549,000	1,540,635
Kohl's Corp., 4.25%, 7/17/25, Callable 4/17/25 @ 100	1,194,000	1,072,881
		6,930,970
Consumer Staples (1.4%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 11/14/22 @ 100 (a)	1,372,000	1,297,885
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (c)	322,000	310,672
Tyson Foods, Inc., 3.95%, 8/15/24, Callable 5/15/24 @ 100	1,170,000	1,146,869
		2,755,426
Energy (2.6%):
Boardwalk Pipelines LP, 3.38%, 2/1/23, Callable 11/1/22 @ 100	400,000	399,328
Continental Resources, Inc.
4.50%, 4/15/23, Callable 1/15/23 @ 100	801,000	796,627
2.27%, 11/15/26, Callable 11/15/23 @ 100 (a)	797,000	681,124
HollyFrontier Corp., 2.63%, 10/1/23	971,000	929,480
Pioneer Natural Resources Co., 0.55%, 5/15/23 (c)	1,130,000	1,102,202
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 11/14/22 @ 100	1,010,000	1,002,203
		4,910,964
Financials (13.0%):
Bank of America Corp.
4.20%, 8/26/24, MTN	1,660,000	1,633,955
1.53% (SOFR+65bps), 12/6/25, Callable 12/6/24 @ 100, MTN (f)	1,350,000	1,234,845
Capital One Financial Corp.
3.30%, 10/30/24, Callable 9/30/24 @ 100	684,000	659,137
1.34% (SOFR+69bps), 12/6/24, Callable 12/6/23 @ 100 (f)	1,695,000	1,610,826
2.64% (SOFR+129bps), 3/3/26, Callable 3/3/25 @ 100 (f)	2,052,000	1,905,672
Citigroup, Inc., 3.11% (SOFR+284bps), 4/8/26, Callable 4/8/25 @ 100 (f)	2,772,000	2,599,859
Dana Financing Luxembourg Sarl, 5.75%, 4/15/25, Callable 11/11/22 @ 101.44 (a)	772,000	735,747
Fifth Third Bancorp
1.63%, 5/5/23, Callable 4/5/23 @ 100	1,660,000	1,631,116
3.65%, 1/25/24, Callable 12/25/23 @ 100	799,000	784,330
Harley-Davidson Financial Services, Inc., 3.35%, 2/15/23, Callable 1/15/23 @ 100 (a)	1,488,000	1,477,658
JPMorgan Chase & Co.
2.30% (SOFR+116bps), 10/15/25, Callable 10/15/24 @ 100 (f)	3,000,000	2,813,580
2.60% (SOFR+92bps), 2/24/26, Callable 2/24/25 @ 100 (f)	933,000	867,998
Morgan Stanley, 0.53% (SOFR+46bps), 1/25/24, Callable 1/25/23 @ 100 (f)	2,575,000	2,533,568
The Bank of New York Mellon Corp., 4.41% (SOFR+135bps), 7/24/26, Callable 7/24/25 @ 100 (f)	1,783,000	1,743,186
Wells Fargo & Co.
0.81% (SOFR+51bps), 5/19/25, Callable 5/19/24 @ 100, MTN (f)	585,000	542,277
2.41% (SOFR+109bps), 10/30/25, Callable 10/30/24 @ 100, MTN (f)	2,077,000	1,940,915
		24,714,669
Health Care (3.8%):
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	621,000	567,643
HCA, Inc., 5.00%, 3/15/24	2,479,000	2,462,242
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100	560,000	557,967
Mylan, Inc., 3.13%, 1/15/23 (a)	2,479,000	2,467,696

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Universal Health Services, Inc., 1.65%, 9/1/26, Callable 8/1/26 @ 100 (a)	$1,387,000	$1,162,126
		7,217,674
Industrials (2.2%):
Air Lease Corp., 0.70%, 2/15/24, Callable 1/15/24 @ 100, MTN	2,480,000	2,317,585
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100	1,115,000	1,103,984
EnPro Industries, Inc., 5.75%, 10/15/26, Callable 11/14/22 @ 102.88	725,000	686,930
		4,108,499
Information Technology (3.1%):
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100	2,175,000	2,133,805
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	1,173,000	1,158,220
KLA Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	144,000	143,627
Marvell Technology Group Ltd., 4.20%, 6/22/23, Callable 5/22/23 @ 100	941,000	935,646
NCR Corp., 5.00%, 10/1/28, Callable 10/1/23 @ 102.5 (a)	642,000	507,148
Seagate HDD Cayman, 4.88%, 3/1/24, Callable 1/1/24 @ 100	1,000,000	973,390
		5,851,836
Materials (1.5%):
Celanese US Holdings LLC, 4.63%, 11/15/22 (c)	855,000	854,829
Southern Copper Corp., 3.88%, 4/23/25	2,050,000	1,960,702
		2,815,531
Real Estate (3.0%):
American Tower Corp., 3.00%, 6/15/23	1,000,000	987,000
Brandywine Operating Partnership LP, 3.95%, 2/15/23, Callable 11/15/22 @ 100	750,000	746,317
Equinix, Inc., 1.25%, 7/15/25, Callable 6/15/25 @ 100	700,000	626,094
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (a)	638,000	528,979
Piedmont Operating Partnership LP, 3.40%, 6/1/23, Callable 3/1/23 @ 100	1,629,000	1,608,214
Regency Centers, LP, 3.90%, 11/1/25, Callable 8/1/25 @ 100	1,194,000	1,125,023
		5,621,627
Utilities (2.7%):
Ameren Corp., 2.50%, 9/15/24, Callable 8/15/24 @ 100	588,000	558,277
Exelon Corp., 3.95%, 6/15/25, Callable 3/15/25 @ 100	591,000	570,746
NextEra Energy Capital Holdings, Inc., 0.65%, 3/1/23	1,129,000	1,110,947
WEC Energy Group, Inc., 5.00%, 9/27/25, Callable 8/27/25 @ 100 (c)	2,870,000	2,860,185
		5,100,155
Total Corporate Bonds (Cost $76,654,240)		72,661,558

Residential Mortgage-Backed Securities (0.9%)
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 10/25/20, Callable 2/25/28 @ 100	15,168	14,259
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.82%, 10/25/29, Callable 3/25/23 @ 100 (a)(b)	1,147,228	1,074,572
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 3/25/27 @ 100 (a)(b)	603,827	505,514
Total Residential Mortgage-Backed Securities (Cost $1,770,594)		1,594,345

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value

Yankee Dollars (9.3%)
Communication Services (0.2%):
SES SA, 3.60%, 4/4/23 (a)	$503,000	$497,693

Consumer Discretionary (1.1%):
Stellantis NV, 5.25%, 4/15/23 (c)	2,048,000	2,047,324

Consumer Staples (2.5%):
Barry Callebaut Services NV, 5.50%, 6/15/23 (a)	2,346,000	2,345,789
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a)	2,391,000	2,368,453
		4,714,242
Energy (1.7%):
Canadian Natural Resources Ltd.
2.95%, 1/15/23, Callable 12/15/22 @ 100 (c)	1,305,000	1,298,397
3.80%, 4/15/24, Callable 1/15/24 @ 100	1,180,000	1,154,807
Ecopetrol SA, 5.88%, 9/18/23	846,000	839,951
		3,293,155
Financials (1.7%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26, Callable 12/30/25 @ 100	1,100,000	940,698
HSBC Holdings PLC, 1.16% (SOFR+58bps), 11/22/24, Callable 11/22/23 @ 100 (f)	1,000,000	945,350
The Toronto-Dominion Bank, 2.35%, 3/8/24	1,359,000	1,310,946
		3,196,994
Industrials (0.3%):
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102 (a)	606,000	502,259

Materials (1.5%):
Anglo American Capital PLC, 3.63%, 9/11/24 (a)	2,880,000	2,787,091

Utilities (0.3%):
Enel Generacion Chile SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100 (c)	655,000	633,044
Total Yankee Dollars (Cost $18,598,084)		17,671,802

U.S. Government Mortgage-Backed Agencies (3.3%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 8/1/40	388,924	391,594
5.50%, 10/25/23	635	634
7.00%, 9/1/38	2,181	2,335
Series 4320, Class AP, 3.50%, 7/15/39	630,448	613,462
Series 3713, Class PA, 2.00%, 2/15/40 - 3/15/40	1,472,486	1,435,684
Series 4444, Class CH, 3.00%, 1/15/41	124,266	123,663
		2,567,372
Federal National Mortgage Association
6.00%, 2/1/37	681,868	717,860
Series 2013-33, Class UD, 2.50%, 4/25/39	162,773	160,681
Series 2011-21, Class PA, 4.50%, 5/25/40	1,304,084	1,295,416
5.00%, 2/1/41 - 10/1/41	1,539,125	1,548,144
		3,722,101
Total U.S. Government Mortgage-Backed Agencies (Cost $6,660,307)		6,289,473

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	September 30, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (16.5%)
U.S. Treasury Notes
2.25%, 3/31/24	$18,000,000	$17,457,187
0.75%, 11/15/24	8,579,000	7,969,757
2.75%, 5/15/25	6,206,000	5,971,821
Total U.S. Treasury Obligations (Cost $32,481,434)		31,398,765

Collateral for Securities Loaned (2.2%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (g)	90,090	90,090
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (g)	60,638	60,638
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (g)	44,959	44,959
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (g)	2,046,978	2,046,978
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (g)	89,766	89,766
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (g)	243,743	243,743
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (g)	1,611,850	1,611,850
Total Collateral for Securities Loaned (Cost $4,188,024)		4,188,024
Total Investments (Cost $198,434,905) — 99.5%		188,963,033
Other assets in excess of liabilities — 0.5%		905,916
NET ASSETS - 100.00%		$189,868,949

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $26,732,456 and amounted to 14.1% of net assets.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2022.
(c)	All or a portion of this security is on loan.
(d)	Zero-coupon bond.
(e)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2022.
(g)	Rate disclosed is the daily yield on September 30, 2022.

bps—Basis points
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	101	1/02/23	$21,099,877	$20,744,453	$(355,424)
British Pound Futures	56	12/19/22	4,057,054	3,913,350	(143,704)
					$(499,128)

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	September 30, 2022
(Unaudited)

Futures Contracts Sold
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	22	12/20/22	$2,589,564	$2,465,375	$124,189
5-Year U.S. Treasury Note Futures	75	1/02/23	8,356,966	8,063,086	293,880
Australian Dollar Futures	26	12/19/22	1,754,006	1,668,030	85,976
Canadian Dollar Futures	40	12/20/22	3,035,611	2,895,800	139,811
Euro FX Futures	22	12/19/22	2,771,175	2,711,913	59,262
Mexican Peso Futures	99	12/19/22	2,429,656	2,425,995	3,661
Micro E-Mini S&P 500 Index Futures	130	12/16/22	2,655,779	2,340,975	314,804
Ultra Long Term U.S. Treasury Bond Futures	4	12/20/22	598,425	548,000	50,425
					$1,072,008

	Total unrealized appreciation				$1,072,008
	Total unrealized depreciation				(499,128)
	Total net unrealized appreciation (depreciation)				$572,880

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

Underlying Instruments	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 38	5.00%	6/20/27	Quarterly	5.64%	$7,920,000	$(183,441)	$306,813	$(490,254)
						$(183,441)	$306,813	$(490,254)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Portfolios	Schedule of Portfolio Investments
Victory High Yield Fund	September 30, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value

Common Stocks (0.5%)
Communication Services (0.3%):
Altice USA, Inc., Class A (a)	$38,825	$226,350
iHeartMedia, Inc., Class A (a)	30,500	223,565
Sinclair Broadcast Group, Inc., Class A	17,500	316,575
		766,490
Consumer Discretionary (0.1%):
Men's Wearhouse, Inc.	31,563	193,323

Health Care (0.1%):
Surgery Partners, Inc. (a)	9,390	219,726
Total Common Stocks (Cost $1,959,997)		1,179,539

Senior Secured Loans (17.8%)
19th Holdings Golf LLC, Initial Term Loans, First Lien, 5.70% (SOFR01M+300bps), 1/27/29 (b)	2,244,375	2,076,047
Air Methods Corp., Initial Term Loans, First Lien, 5.75% (LIBOR03M+350bps), 4/21/24 (b)	1,943,590	1,542,724
Bausch Health Cos., Inc., Second Amendment Term Loan, First Lien, 8.00% (SOFR01M+525bps), 2/1/27 (b)	2,962,500	2,267,705
Covis Pharma Holdings S.a.r.l., Dollar Term B Loans, First Lien, 8.55% (SOFR03M+650bps), 2/14/27 (b)	2,681,250	2,104,781
CP Altas Buyer, Inc., Term B Loans, First Lien, 6.02% (LIBOR01M+375bps), 11/23/27 (b)	1,980,426	1,717,029
Delta Air Lines, Inc. and Skymiles IP Ltd., Initial Term Loan, First Lien, 6.46% (LIBOR03M+375bps), 10/20/27 (b)	2,625,000	2,627,047
Diamond Sports Group LLC, Term Loan, First Lien, 10.60% (SOFR01M+800bps), 5/25/26 (b)	521,005	498,211
Diamond Sports Group LLC, Term Loan, Second Lien, 5.95% (SOFR01M+335bps), 8/24/26 (b)	7,021,938	1,339,154
Envision Healthcare Corp., First Out Term Loan, First Lien, 10.38% (SOFR03M+788bps), 7/22/27 (b)	311,954	298,696
Envision Healthcare Corp., Second Out Term Loan, First Lien, 6.83% (SOFR03M+425bps), 3/31/27 (b)	1,845,789	802,918
Envision Healthcare Corp., Third Out term Loans, First Lien, 6.33% (SOFR03M+375bps), 3/31/27 (b)	868,064	222,806
Great Outdoors Group LLC, Term B1, First Lien, 6.27% (LIBOR01M+375bps), 3/5/28 (b)	3,591,225	3,309,314
Intelsat Jackson Holdings SA, Term B loan, First Lien, 7.19% (SOFR06M+425bps), 2/1/29 (b)	3,888,029	3,640,167
Jo-Ann Stores LLC, Term B-1 Loan, First Lien, 7.52% (LIBOR03M+475bps), 6/30/28 (b)	1,570,601	1,016,478
Knight Health Holdings LLC, Term B Loans, First Lien, 7.77% (LIBOR01M+525bps), 12/17/28 (b)	3,970,000	2,873,288
LifeScan Global Corp., Initial Term Loan, First Lien, 8.29% (LIBOR03M+600bps), 10/1/24 (b)	3,727,313	2,989,305
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 5.50% (LIBOR03M+325bps), 3/4/28 (b)	1,446,231	1,362,625

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Radiology Partners, Inc., Term Loan New, First Lien, 7.33% (LIBOR01M+425bps), 7/9/25 (b)	$2,000,000	$1,670,000
SWF Holdings Corp. I, Initial Term Loans, First Lien, 7.60% (LIBOR03M+400bps), 10/6/28 (b)	2,338,250	1,819,158
Team Health Holdings, Inc., Facility Extending TLB, First Lien, 7.71% (SOFR01M+525bps), 2/2/27 (b)	2,290,102	1,944,686
The Men's Wearhouse LLC, Term Loan, First Lien, 10.78% (LIBOR03M+800bps), 12/1/25 (b)	1,023,282	997,700
The Michaels Cos., Inc., Term B Loans, First Lien, 6.50% (LIBOR03M+425bps), 4/15/28 (b)	3,953,712	3,170,877
TIBCO Software Inc., Dollar Term B Loan, First Lien, 3/20/29 (c)	2,000,000	1,792,140
Traverse Midstream Partners LLC, Advance, First Lien, 5.95% (SOFR06M+425bps), 9/27/24 (b)	1,831,360	1,785,576
United Airlines, Inc., Class B Term Loans, First Lien, 6.53% (LIBOR03M+375bps), 4/21/28 (b)	1,477,500	1,407,526
Total Senior Secured Loans (Cost $53,345,470)		45,275,958

Corporate Bonds (70.5%)
Communication Services (13.0%):
Audacy Capital Corp., 6.50%, 5/1/27, Callable 10/27/22 @ 104.88 (d)(e)	3,500,000	882,980
CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88 (e)	5,500,000	3,911,160
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 11/14/22 @ 103.38 (d)(e)	4,960,000	4,198,491
Entercom Media Corp., 6.75%, 3/31/29, Callable 3/31/24 @ 103.38 (d)(e)	4,200,000	1,022,742
Frontier Communications Holdings LLC, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5 (e)	3,250,000	2,787,753
Gray Television, Inc.
7.00%, 5/15/27, Callable 10/24/22 @ 105.25 (e)	3,000,000	2,817,660
4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (e)	2,750,000	2,063,050
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 10/27/22 @ 104.19 (d)	4,510,000	3,798,096
Nexstar Broadcasting, Inc., 5.63%, 7/15/27, Callable 10/24/22 @ 104.22 (e)	2,000,000	1,841,560
Scripps Escrow II, Inc., 5.38%, 1/15/31, Callable 1/15/26 @ 102.69 (d)(e)	2,600,000	1,978,652
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (d)(e)	3,500,000	2,520,000
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5	3,000,000	2,768,940
Univision Communications, Inc., 5.13%, 2/15/25, Callable 10/24/22 @ 100.85 (e)	2,500,000	2,372,225
		32,963,309
Consumer Discretionary (17.1%):
Academy Ltd., 6.00%, 11/15/27, Callable 11/15/23 @ 103 (e)	1,800,000	1,641,528
Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44 (e)	2,550,000	2,077,332
American Axle & Manufacturing, Inc., 5.00%, 10/1/29, Callable 10/1/24 @ 102.5 (d)	4,100,000	3,106,980
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/27/22 @ 102.94	2,000,000	1,546,700
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (d)(e)	2,005,000	1,917,702
Cinemark USA, Inc., 5.25%, 7/15/28, Callable 7/15/24 @ 102.63 (d)(e)	3,000,000	2,305,620
Clarios Global LP/Clarios US Finance Co., 8.50%, 5/15/27, Callable 11/14/22 @ 104.25 (e)	4,000,000	3,822,960
Ford Motor Co., 6.10%, 8/19/32, Callable 5/19/32 @ 100	500,000	440,765
LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13 (e)	3,550,000	2,403,989
Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88 (e)	4,000,000	3,655,640

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	$3,475,000	$3,114,816
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30, Callable 2/1/25 @ 102.75 (e)	900,000	670,131
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29, Callable 2/15/24 @ 103.88 (e)	3,600,000	3,219,444
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29, Callable 9/1/24 @ 102.81 (e)	2,000,000	1,384,040
5.88%, 9/1/31, Callable 9/1/26 @ 102.98 (e)	3,800,000	2,564,126
Scientific Games Holdings LP/Scientific Games US FinCo., Inc., 6.63%, 3/1/30, Callable 3/1/25 @ 103.31 (e)	3,000,000	2,403,390
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5 (e)	5,000,000	3,719,300
The Michaels Cos., Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 103.94 (e)	1,350,000	778,761
Viking Cruises Ltd., 13.00%, 5/15/25, Callable 10/27/22 @ 109.75 (e)	2,700,000	2,803,707
		43,576,931
Consumer Staples (1.6%):
Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25 (e)	1,000,000	805,000
Simmons Foods, Inc./Simmons prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed, 4.63%, 3/1/29, Callable 3/1/24 @ 102.31 (e)	1,370,000	1,119,523
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13 (e)	2,800,000	2,143,400
		4,067,923
Energy (7.9%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69 (e)	3,450,000	3,037,932
Antero Resources Corp., 7.63%, 2/1/29, Callable 2/1/24 @ 103.81(e)	439,000	439,048
Callon Petroleum Co., 8.00%, 8/1/28, Callable 8/1/24 @ 104 (d)(e)	1,223,000	1,127,203
CITGO Holding, Inc., 9.25%, 8/1/24, Callable 11/14/22 @ 102.31 (d)(e)	3,500,000	3,474,450
CITGO Petroleum Corp., 7.00%, 6/15/25, Callable 11/14/22 @ 103.5 (e)	2,500,000	2,388,050
Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38 (e)	4,776,000	4,419,997
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28, Callable 2/15/23 @ 103	3,750,000	3,236,550
Talos Production, Inc., 12.00%, 1/15/26, Callable 1/15/23 @ 106	2,000,000	2,085,960
		20,209,190
Financials (5.4%):
AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44 (e)	1,500,000	1,254,840
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63 (e)	2,200,000	1,729,970
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69 (e)	1,950,000	1,528,819
Midas OpCo Holdings LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81(e)	3,250,000	2,674,035
SWF Escrow Issuer Corp., 6.50%, 10/1/29, Callable 10/1/24 @ 103.25 (d)(e)	3,100,000	1,837,153
Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (d)(e)	4,800,000	2,910,624
White Capital Parent LLC, 8.25%, 3/15/26, Callable 11/14/22 @ 102 (e)	2,100,000	1,786,659
		13,722,100
Health Care (7.0%):
Air Methods Corp., 8.00%, 5/15/25, Callable 11/14/22 @ 100 (d)(e)	3,125,000	1,583,938
Bausch Health Cos., Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63 (e)	2,250,000	851,175
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06 (d)(e)	5,450,000	2,569,348
LifePoint Health, Inc., 5.38%, 1/15/29, Callable 1/15/24 @ 102.69 (d)(e)	3,500,000	2,463,405
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63 (e)	3,685,000	2,411,280
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 10/27/22 @ 100 (d)(e)	3,250,000	2,416,927
Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (e)	4,000,000	3,528,840

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
U.S. Renal Care, Inc., 10.63%, 7/15/27, Callable 11/14/22 @ 105.31 (d)(e)	$4,390,000	$2,000,128
		17,825,041
Industrials (11.9%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 11/14/22 @ 100(e)	1,450,000	987,218
American Airlines, Inc., 11.75%, 7/15/25 (e)	3,500,000	3,658,690
Aramark Services, Inc., 6.38%, 5/1/25, Callable 11/14/22 @ 103.19 (e)	1,000,000	979,730
Cornerstone Building Brands, Inc., 6.13%, 1/15/29, Callable 9/15/23 @ 103.06 (e)	3,000,000	1,692,330
Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 102.94 (e)	2,800,000	1,952,412
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (e)	3,000,000	2,938,350
NESCO Holdings II, Inc., 5.50%, 4/15/29, Callable 4/15/24 @ 102.75 (e)	2,050,000	1,708,470
Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75 (e)	2,000,000	1,620,200
SRS Distribution, Inc.
6.13%, 7/1/29, Callable 7/1/24 @ 103.06 (e)	1,125,000	904,579
6.00%, 12/1/29, Callable 12/1/24 @ 103 (e)	4,100,000	3,266,593
TransDigm, Inc., 4.63%, 1/15/29, Callable 1/15/24 @ 102.31	3,325,000	2,684,672
Triumph Group, Inc., 6.25%, 9/15/24, Callable 11/14/22 @ 100 (e)	3,525,000	3,210,993
Wabash National Corp., 4.50%, 10/15/28, Callable 10/15/24 @ 102.25 (e)	3,000,000	2,341,380
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63 (e)	2,250,000	2,214,472
		30,160,089
Information Technology (1.2%):
Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81 (e)	1,250,000	1,064,750
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 7/15/29, Callable 7/15/24 @ 102.25 (e)	2,127,000	2,125,298
		3,190,048
Materials (2.6%):
Allegheny Technologies, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56	3,000,000	2,463,990
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06 (e)	1,800,000	1,576,278
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24, Callable 11/14/22 @ 100 (e)	2,700,000	2,561,787
		6,602,055
Real Estate (1.1%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 10/27/22 @ 103.75 (e)	3,371,000	2,781,581

Utilities (1.7%):
Calpine Corp., 5.13%, 3/15/28, Callable 3/15/23 @ 102.56 (d)(e)	5,000,000	4,323,700
Total Corporate Bonds (Cost $226,052,202)		179,421,967

Yankee Dollars (8.0%)
Communication Services (1.1%):
Telesat Canada/Telesat LLC, 5.63%, 12/6/26, Callable 12/6/23 @ 102.81 (e)	6,050,000	2,906,662

Consumer Discretionary (0.7%):
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63 (e)	2,000,000	1,776,020

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	September 30, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value
Energy (0.7%):
TechnipFMC PLC, 6.50%, 2/1/26, Callable 2/1/23 @ 103.25 (e)	$1,800,000	$1,727,496

Industrials (3.8%):
Bombardier, Inc., 7.88%, 4/15/27, Callable 11/14/22 @ 103.94 (d)(e)	4,500,000	4,140,450
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 11/11/22 @ 101.94 (e)	2,000,000	1,595,280
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @ 103.19 (d)(e)	4,750,000	3,831,825
		9,567,555
Information Technology (0.8%):
ION Trading Technologies Sarl, 5.75%, 5/15/28, Callable 5/15/24 @ 102.88 (e)	2,500,000	2,032,025

Materials (0.9%):
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, 4/1/29, Callable 4/1/24 @ 102.56 (e)	3,900,000	2,301,117
Total Yankee Dollars (Cost $26,378,378)		20,310,875

Collateral for Securities Loaned (11.6%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (f)	635,241	635,241
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (f)	427,572	427,572
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (f)	317,016	317,016
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (f)	14,433,613	14,433,613
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (f)	632,953	632,953
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (f)	1,718,675	1,718,675
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (f)	11,365,441	11,365,441
Total Collateral for Securities Loaned (Cost $29,530,511)		29,530,511
Total Investments (Cost $337,266,558) — 108.4%		275,718,850
Liabilities in excess of other assets — (8.4)%		(21,361,535)
NET ASSETS - 100.00%		$254,357,315

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2022.
(c)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(d)	All or a portion of this security is on loan.
(e)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $174,485,373 and amounted to 68.6% of net assets.
(f)	Rate disclosed is the daily yield on September 30, 2022.

LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
SOFR01M—1 Month SOFR, rate disclosed as of September 30, 2022.
SOFR03M—3 Month SOFR, rate disclosed as of September 30, 2022.
SOFR06M—6 Month SOFR, rate disclosed as of September 30, 2022.

Victory Portfolios	Schedule of Portfolio Investments
Victory Tax-Exempt Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value

Municipal Bonds (97.3%)
Arizona (1.2%):
City of Phoenix Civic Improvement Corp. Revenue, Series B, 5.00%, 7/1/44, Continuously Callable @100	$540,000	$541,750

Arkansas (1.5%):
Arkansas Development Finance Authority Revenue, 3.20%, 12/1/49, Continuously Callable @100	750,000	502,404
University of Central Arkansas Revenue, Series A, 3.00%, 11/1/49, Continuously Callable @100	265,000	182,242
		684,646
California (0.9%):
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, 4.00%, 5/1/52, Continuously Callable @100	500,000	418,304

Colorado (2.7%):
Colorado Health Facilities Authority Revenue, 4.00%, 12/1/50, Continuously Callable @103	750,000	574,824
Gold Hill Mesa Metropolitan, GO, 5.50%, 12/1/47, Continuously Callable @100	585,000	626,628
		1,201,452
Connecticut (4.5%):
Connecticut Health and Educational Facilities Authority Revenue, 5.00%, 12/1/41, Continuously Callable @100	2,000,000	2,018,920

Florida (10.0%):
Capital Trust Agency, Inc. Revenue, 5.00%, 8/1/55, Continuously Callable @100	400,000	365,027
City of Pompano Beach Revenue, 4.00%, 9/1/50, Continuously Callable @103	500,000	387,962
County of Miami-Dade Seaport Department Revenue, 4.00%, 10/1/50, Continuously Callable @100	500,000	445,733
Florida Development Finance Corp. Revenue, Series A, 5.00%, 6/15/55, Continuously Callable @100	500,000	470,027
Hillsborough County IDA Revenue, 4.00%, 8/1/50, Continuously Callable @100	500,000	387,552
Miami-Dade County Public Facilities Revenue, Series A, 5.00%, 6/1/33, Continuously Callable @100	2,000,000	2,069,108
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @103	500,000	389,260
		4,514,669
Georgia (2.7%):
Development Authority of Appling County Revenue, 2.55%, 9/1/41, Continuously Callable @100 (a)	700,000	700,000
Private Colleges & Universities Authority Revenue, 5.25%, 10/1/51, Continuously Callable @100	500,000	515,015
		1,215,015
Guam (2.2%):
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100	1,000,000	977,997

Illinois (23.1%):
Chicago Board of Education Revenue, 6.00%, 4/1/46, Continuously Callable @100	2,275,000	2,347,836
Chicago Transit Authority Sales Tax Receipts Revenue, 5.00%, 12/1/44, Continuously Callable @100	1,450,000	1,472,439
City of Chicago Wastewater Transmission Revenue
Series A, 5.00%, 1/1/47, Continuously Callable @100	1,000,000	1,006,131

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Tax-Exempt Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value

Series C, 5.00%, 1/1/34, Continuously Callable @100	$1,000,000	$1,020,064
City of Chicago, GO, Series A, 5.50%, 1/1/49, Continuously Callable @100	1,000,000	1,008,115
Illinois, GO, 5.50%, 7/1/27, Continuously Callable @100	2,000,000	2,022,996
Sales Tax Securitization Corp. Revenue, Series 2018 C, 5.00%, 1/1/43, Continuously Callable @100	1,500,000	1,515,861
		10,393,442
Indiana (1.1%):
Indiana Finance Authority Revenue, Series A, 5.50%, 7/1/52, Continuously Callable @100	500,000	514,233

Iowa (0.7%):
Iowa Finance Authority Revenue, Series A-1, 4.00%, 5/15/55, Continuously Callable @103	500,000	332,754

Kansas (0.4%):
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41, Continuously Callable @103 (b)	200,000	182,515

Maryland (0.5%):
City of Gaithersburg Maryland Revenue, 5.13%, 1/1/42, Continuously Callable @103	250,000	246,048

Massachusetts (1.9%):
University of Massachusetts Building Authority Revenue
5.00%, 11/1/39, Pre-refunded 11/1/24 @ 100	220,000	227,948
Series 1-2021, 5.00%, 11/1/39, Continuously Callable @100	410,000	417,647
Series 1-2021, 5.00%, 11/1/39, Pre-refunded 11/1/24 @ 100	190,000	196,865
		842,460
Michigan (0.9%):
Michigan Finance Authority Revenue, 4.00%, 12/1/51, Continuously Callable @100	500,000	398,821

Missouri (2.2%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.25%, 12/1/42, Continuously Callable @100 (b)	1,150,000	993,770

New Jersey (8.8%):
New Jersey Economic Development Authority Biomedical Research Facilities Revenue, Series 2016 A, 5.00%, 7/15/29, Continuously Callable @100	885,000	910,993
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/28, Continuously Callable @100	1,000,000	1,040,972
Series A, 5.00%, 12/15/38	1,000,000	422,598
Series BB, 3.50%, 6/15/46, Continuously Callable @100	200,000	151,257
Tobacco Settlement Financing Corp. Revenue, Series 2018 A, 5.00%, 6/1/46, Continuously Callable @100	1,500,000	1,436,178
		3,961,998
New York (12.6%):
Metropolitan Transportation Authority Dedicated Tax Green Fund Revenue, Series 2016 B1, 5.00%, 11/15/56, Continuously Callable @100	1,545,000	1,573,315
Metropolitan Transportation Authority Revenue, Series D-3, 4.00%, 11/15/49, Continuously Callable @100	500,000	400,243
New York Counties Tobacco Trust II Revenue, 5.75%, 6/1/43, Continuously Callable @100	200,000	200,061
New York State Dormitory Authority Revenue, 6.00%, 7/1/40, Continuously Callable @100 (b)(c)	330,000	269,405
Port Authority of New York & New Jersey Revenue, 5.00%, 12/1/32, Continuously Callable @100	1,000,000	1,016,857
Schenectady County Capital Resource Corp. Revenue, 5.25%, 7/1/52, Continuously Callable @100	200,000	210,199

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Tax-Exempt Fund	September 30, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value

TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	$2,000,000	$2,012,108
		5,682,188
North Carolina (1.4%):
North Carolina Medical Care Commission Revenue
Series A, 4.00%, 9/1/50, Continuously Callable @100	500,000	372,969
Series A, 4.00%, 10/1/50, Continuously Callable @103	350,000	270,567
		643,536
Ohio (6.4%):
Buckeye Tobacco Settlement Financing Authority Revenue, Series B-2, 5.00%, 6/1/55, Continuously Callable @100	900,000	754,458
County of Franklin Revenue, Series B, 5.00%, 7/1/45, Continuously Callable @103	500,000	503,738
County of Hardin Economic Development Facilities Revenue, 5.00%, 5/1/30, Continuously Callable @103	350,000	330,320
Logan Elm Local School District, GO, 4.00%, 11/1/55, Continuously Callable @100	1,500,000	1,300,755
		2,889,271
Pennsylvania (5.0%):
Philadelphia School District, GO, Series A, 5.00%, 9/1/44, Continuously Callable @100	1,000,000	1,014,380
The Philadelphia School District, GO, Series A, 5.00%, 9/1/38, Continuously Callable @100	1,200,000	1,224,300
		2,238,680
Texas (1.8%):
City of Arlington Tax Allocation, 4.00%, 8/15/50, Continuously Callable @100	500,000	391,671
Port of Port Arthur Navigation District Revenue, Series B, 2.95%, 4/1/40, Continuously Callable @100 (a)	400,000	400,000
		791,671
Utah (3.9%):
Jordanelle Special Service District Special Assessment, Series C, 12.00%, 8/1/30, Continuously Callable @100 (b)	368,503	369,138
Military Installation Development Authority Revenue, Series A-1, 4.00%, 6/1/41, Continuously Callable @103	250,000	186,806
Utah Charter School Finance Authority Revenue, Series A, 5.63%, 6/15/42, Continuously Callable @100 (b)	250,000	242,094
Utah Infrastructure Agency Revenue, Series A, 5.00%, 10/15/40, Continuously Callable @100	1,000,000	954,023
		1,752,061
Wisconsin (0.9%):
Wisconsin Health & Educational Facilities Authority Revenue, 4.00%, 1/1/47, Continuously Callable @103	500,000	382,475
Total Municipal Bonds (Cost $48,516,964)		43,818,676

Exchange-Traded Funds (1.1%)
VanEck Vectors High-Yield Municipal Index ETF	10,000	499,300
Total Exchange-Traded Funds (Cost $550,297)		499,300
Total Investments (Cost $49,067,261) — 98.4%		44,317,976
Other assets in excess of liabilities — 1.6%		718,463
NET ASSETS - 100.00%		$45,036,439

(a)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $2,056,922 and amounted to 4.6% of net assets.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2022, illiquid securities were 0.6% of net assets.

ETF—Exchange-Traded Fund
GO—General Obligation
IDA—Industrial Development Authority

Victory Portfolios	Schedule of Portfolio Investments
Victory High Income Municipal Bond Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value

Municipal Bonds (97.8%)
Arizona (6.1%):
Arizona IDA Revenue
4.00%, 7/15/51, Continuously Callable @100 (a)	$500,000	$354,392
4.00%, 12/15/51, Continuously Callable @100 (a)	700,000	540,910
La Paz County IDA Revenue, 4.00%, 2/15/51, Continuously Callable @100	280,000	204,789
Maricopa County IDA Revenue, 4.00%, 10/15/47, Continuously Callable @104 (a)	500,000	384,307
The IDA of the City of Phoenix Revenue, 4.00%, 12/1/51, Continuously Callable @100 (a)	1,000,000	687,960
The IDA of the County of Pima Revenue, 4.00%, 6/15/51, Continuously Callable @100 (a)	500,000	382,275
		2,554,633
California (0.4%):
California County Tobacco Securitization Agency Revenue, Series B-1, 5.00%, 6/1/49, Continuously Callable @100	195,000	184,064

Delaware (0.9%):
Delaware State Economic Development Authority Revenue, 4.00%, 6/1/52, Continuously Callable @100	500,000	378,908

District of Columbia (0.5%):
District of Columbia Tobacco Settlement Financing Corp. Revenue, 6.50%, 5/15/33	195,000	198,498

Florida (8.5%):
Escambia County Health Facilities Authority Revenue, 3.00%, 8/15/50, Continuously Callable @100	1,000,000	655,861
Florida Development Finance Corp. Revenue
4.00%, 7/1/55, Continuously Callable @100	500,000	361,068
5.25%, 10/1/56, Continuously Callable @100 (a)	500,000	466,055
Pinellas County Educational Facilities Authority Revenue, Series A, 4.00%, 6/1/46, Continuously Callable @100 (a)	500,000	387,126
Seminole County IDA Revenue, 4.00%, 6/15/56, Continuously Callable @100 (a)	705,000	527,685
Sumter County Village Community Development District No. 10 Special Assessment Revenue, Series 2014, 5.75%, 5/1/31, Continuously Callable @100	1,145,000	1,152,909
		3,550,704
Georgia (0.2%):
Development Authority of Heard County Revenue, 2.97%, 9/1/26, Continuously Callable @100 (b)	100,000	100,000

Illinois (12.6%):
Chicago Board of Education Revenue, 6.00%, 4/1/46, Continuously Callable @100	1,500,000	1,548,024
Chicago O Hare International Airport Revenue, 4.63%, 1/1/53, Continuously Callable @100	500,000	451,887
City of Chicago, GO, Series A, 5.50%, 1/1/49, Continuously Callable @100	1,000,000	1,008,115
Illinois, GO
5.50%, 7/1/33, Continuously Callable @100	1,000,000	1,006,431
5.50%, 7/1/38, Continuously Callable @100	1,250,000	1,252,131
		5,266,588
Indiana (3.4%):
Indiana Finance Authority Revenue
4.13%, 12/1/26	1,000,000	960,587
Series A, 5.00%, 7/1/55, Continuously Callable @100	500,000	441,853
		1,402,440

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Income Municipal Bond Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value

Iowa (1.8%):
Iowa Finance Authority Revenue
Series A, 5.00%, 5/15/48, Continuously Callable @100	$500,000	$430,467
Series A-1, 4.00%, 5/15/55, Continuously Callable @103	500,000	332,754
		763,221
Kansas (0.4%):
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41, Continuously Callable @103 (a)	200,000	182,515

Kentucky (1.2%):
Louisville Jefferson County Metropolitan Government Revenue, Series A, 5.00%, 5/15/52, Continuously Callable @100	500,000	492,339

Maryland (0.4%):
Maryland Economic Development Corp. Revenue, 4.25%, 7/1/50, Continuously Callable @100	200,000	156,984

Massachusetts (0.7%):
Massachusetts Development Finance Agency Revenue, 4.00%, 10/1/32, Continuously Callable @105 (a)	300,000	296,092

Minnesota (0.7%):
City of Woodbury Revenue, 4.00%, 7/1/51, Continuously Callable @103	400,000	288,547

Missouri (1.0%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.25%, 12/1/42, Continuously Callable @100 (a)	500,000	432,074

New Hampshire (0.9%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/51, Continuously Callable @103	500,000	373,694

New Jersey (4.5%):
New Jersey Economic Development Authority Revenue, Series S, 4.00%, 6/15/50, Continuously Callable @100	450,000	366,575
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Revenue, Series A, 5.00%, 7/1/33, Continuously Callable @100	500,000	508,424
New Jersey Transportation Trust Fund Authority Revenue
Series A, 5.00%, 12/15/38	1,500,000	633,897
Series BB, 3.50%, 6/15/46, Continuously Callable @100	500,000	378,143
		1,887,039
New Mexico (1.9%):
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	500,000	407,421
Winrock Town Center Tax Increment Development District Tax Allocation, 4.25%, 5/1/40, Continuously Callable @103 (a)	500,000	407,407
		814,828
New York (9.6%):
Build NYC Resource Corp. Revenue
4.00%, 6/15/51, Continuously Callable @100	500,000	373,275
Series A, 5.00%, 6/15/51, Continuously Callable @100 (a)	100,000	92,375
Huntington Local Development Corp. Revenue, Series S, 3.00%, 7/1/25	500,000	480,744
Metropolitan Transportation Authority Revenue
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (c)	365,000	377,062
Series D-3, 4.00%, 11/15/49, Continuously Callable @100	500,000	400,242
New York State Dormitory Authority Revenue
6.00%, 7/1/40, Continuously Callable @100 (a)(d)	1,000,000	816,378
4.00%, 7/1/40, Continuously Callable @100	200,000	175,008
New York Transportation Development Corp. Revenue, 5.00%, 10/1/40, Continuously Callable @100	750,000	700,286
Onondaga Civic Development Corp. Revenue, 5.00%, 10/1/40, Continuously Callable @100	250,000	223,091

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Income Municipal Bond Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value

Western Regional Off-Track Betting Corp. Revenue, 4.13%, 12/1/41, Continuously Callable @100 (a)	$500,000	$373,214
		4,011,675
North Carolina (0.6%):
North Carolina Medical Care Commission Revenue, 5.00%, 10/1/50, Continuously Callable @103	250,000	236,115

North Dakota (2.1%):
Grand Forks, North Dakota Senior Housing and Nursing Facility Revenue, 5.00%, 12/1/36, Continuously Callable @100	1,000,000	869,317

Ohio (3.5%):
Buckeye Tobacco Settlement Financing Authority Revenue, Series B-2, 5.00%, 6/1/55, Continuously Callable @100	1,000,000	838,287
County of Hardin Revenue, 5.50%, 5/1/50, Continuously Callable @103	500,000	432,149
Northeast Ohio Medical University Revenue, Series A, 4.00%, 12/1/45, Continuously Callable @100	225,000	184,583
		1,455,019
Oregon (1.8%):
Clackamas County Hospital Facility Authority Revenue
Series A, 5.00%, 11/15/52, Continuously Callable @102	500,000	446,600
Series A, 5.38%, 11/15/55, Continuously Callable @102	100,000	89,074
Yamhill County Hospital Authority Revenue, Series A, 5.00%, 11/15/51, Continuously Callable @103	250,000	198,055
		733,729
Pennsylvania (3.5%):
Bucks County IDA Revenue, 5.00%, 7/1/54, Continuously Callable @100	500,000	429,795
Chester County Industrial Development Authority Revenue, 6.00%, 10/15/52, Continuously Callable @100 (a)	500,000	479,818
Pennsylvania Economic Development Financing Authority Revenue, 9.00%, 4/1/51, (Put Date 4/13/28) (a)(c)	500,000	562,200
		1,471,813
South Carolina (4.5%):
County of Richland SC Special Assessment, 3.63%, 11/1/31, Continuously Callable @103 (a)	290,000	234,298
Lancaster County Walnut Creek Improvement District Assessment Refunding Revenue, Series 2016 A-1, 5.00%, 12/1/37, Continuously Callable @100	1,675,000	1,658,682
		1,892,980
South Dakota (0.8%):
Oglala Sioux Tribe, Series 2012, 5.00%, 10/1/22 (a)	335,000	335,000

Texas (6.7%):
City of Houston Texas Airport System Revenue, Series C, 4.00%, 7/15/41, Continuously Callable @100	750,000	586,042
Port of Port Arthur Navigation District Revenue
Series A, 3.00%, 4/1/40, Continuously Callable @100 (b)	500,000	500,000
Series B, 2.95%, 4/1/40, Continuously Callable @100 (b)	200,000	200,000
Series C, 3.07%, 4/1/40, Continuously Callable @100 (b)	500,000	500,000
Texas Private Activity Bond Surface Transportation Corp. Revenue, NTE Mobility Partners Segments 3 LLC - Segments 3A & 3B Facility, Series 2013, 7.00%, 12/31/38, Continuously Callable @100	1,000,000	1,026,245
		2,812,287
Utah (7.7%):
Jordanelle Special Service District Special Assessment, Series C, 12.00%, 8/1/30, Continuously Callable @100 (a)	1,155,348	1,157,340
Military Installation Development Authority Revenue
Series A-1, 4.00%, 6/1/41, Continuously Callable @103	250,000	186,806
Series A-1, 4.00%, 6/1/52, Continuously Callable @103	250,000	166,399

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Income Municipal Bond Fund	September 30, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value

Utah Charter School Finance Authority Revenue
2.75%, 4/15/50, Continuously Callable @100	$525,000	$315,947
Series A, 5.63%, 6/15/42, Continuously Callable @100 (a)	250,000	242,094
Utah Infrastructure Agency Revenue, Series A, 5.38%, 10/15/40, Continuously Callable @100	1,150,000	1,148,951
		3,217,537
Vermont (1.5%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/45, Continuously Callable @103	500,000	383,540
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46, Continuously Callable @100	250,000	232,972
		616,512
West Virginia (2.4%):
The County Commission of Monongalia County, WV Special District Excise Tax Revenue, Series 2017 A, 5.75%, 6/1/43, Continuously Callable @100 (a)	1,000,000	1,008,465

Wisconsin (7.0%):
Public Finance Authority Revenue
4.00%, 4/1/52, Continuously Callable @100 (a)	500,000	362,903
5.88%, 6/1/52, Continuously Callable @100 (a)	250,000	232,335
Series A, 4.25%, 12/1/51, Continuously Callable @100 (a)	500,000	387,683
Series A, 5.25%, 3/1/55, Continuously Callable @100 (a)	500,000	422,791
Series A, 5.00%, 7/1/55, Continuously Callable @100 (a)	500,000	423,726
Series A-1, 4.00%, 7/1/51, Continuously Callable @100 (a)	500,000	355,598
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/47, Continuously Callable @103	500,000	382,476
4.00%, 12/1/51, Continuously Callable @100	500,000	359,900
		2,927,412
Total Municipal Bonds (Cost $48,035,475)		40,911,029

Exchange-Traded Funds (1.2%)
VanEck Vectors High-Yield Municipal Index ETF	10,000	499,300
Total Exchange-Traded Funds (Cost $550,297)		499,300
Total Investments (Cost $48,585,772) — 99.0%		41,410,329
Other assets in excess of liabilities — 1.0%		436,909
NET ASSETS - 100.00%		$41,847,238

(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $12,535,016 and amounted to 30.0% of net assets.
(b)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(c)	Put Bond.
(d)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2022, illiquid securities were 2.0% of net assets.

ETF—Exchange-Traded Fund
GO—General Obligation
IDA—Industrial Development Authority
LLC—Limited Liability Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Floating Rate Fund	September 30, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value

Common Stocks (0.0%)(a)
Consumer Discretionary (0.0%):
Men's Wearhouse, Inc.	51,299	$314,206
Total Common Stocks (Cost $192,371)		314,206

Warrants (0.0%)(a)
Communication Services (0.0%):
Cineworld (b)	377,856	28,261
Total Warrants (Cost $–)		28,261

Senior Secured Loans (91.2%)
19th Holdings Golf LLC, Initial Term Loans, First Lien, 5.70% (SOFR01M+300bps), 1/27/29 (c)	$27,431,250	25,373,906
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 7.46% (LIBOR03M+475bps), 4/20/28 (c)	27,334,127	26,432,100
Accelerated Health Systems LLC, Initial Term B Loans, First Lien, 6.96% (SOFR01M+425bps), 2/2/29 (c)	4,982,500	4,446,881
ACProducts, Inc., Initial Term Loans, First Lien, 7.13% (LIBOR06M+425bps), 5/17/28 (c)	23,019,238	16,896,812
ACProducts, Inc., Initial Term Loans, First Lien, 6.50% (LIBOR03M+425bps), 5/17/28 (c)	7,595,574	5,575,379
Acrisure LLC, 2021-2 Additional Term Loan, First Lien, 6.77% (LIBOR01M+425bps), 2/15/27 (c)	3,970,000	3,721,875
Acrisure LLC, Term Loan B 2020, First Lien, 6.02% (LIBOR01M+350bps), 2/15/27 (c)	15,141,445	13,810,209
Adient US LLC, Term B-1 Loans, First Lien, 5.77% (LIBOR01M+325bps), 4/8/28 (c)	4,974,811	4,685,675
Air Canada, Term Loan, First Lien, 6.42% (LIBOR03M+350bps), 8/11/28 (c)	26,932,500	25,561,905
Air Medical Group Holdings, Inc., Incremental Term Loan B, First Lien, 6.77% (LIBOR01M+425bps), 3/14/25 (c)	7,792,399	6,729,282
Air Methods Corp., Initial Term Loans, First Lien, 5.75% (LIBOR03M+350bps), 4/21/24 (c)	19,494,029	15,473,385
Albaugh LLC, Term Loan B, First Lien, 6.08% (SOFR03M+350bps), 12/21/24 (c)	15,920,000	15,442,400
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien, 5.96% (LIBOR03M+350bps), 10/8/27 (c)	9,743,352	9,325,168
Alterra Mountain Co., Facility 2028 Term Loan B, First Lien, 6.02% (LIBOR01M+350bps), 8/17/28 (c)	12,907,330	12,487,842
American Axle & Manufacturing, Inc., Term Loan B, First Lien, 5.04% (LIBOR03M+225bps), 4/6/24 (c)	3,900,651	3,808,986
American Axle & Manufacturing, Inc., Term Loan B, First Lien, 5.34% (LIBOR01M+225bps), 4/6/24 (c)	278,618	272,070
Amneal Pharmaceuticals LLC, Initial Term Loans, First Lien, 5.81% (LIBOR03M+350bps), 3/23/25 (c)	10,642,274	8,815,314
Amneal Pharmaceuticals LLC, Initial Term Loans, First Lien, 6.06% (LIBOR01M+350bps), 5/4/25 (c)	10,888,299	9,019,105

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value

Anchor Packaging LLC, Initial Term Loans, First Lien, 6.52% (LIBOR01M+400bps), 7/18/26 (c)	$6,869,351	$6,620,337
Apex Tool Group LLC, Initial Term Loan, First Lien, 8.00% (SOFR01M+525bps), 2/8/29 (c)	5,872,757	5,175,367
AT home Group, Inc., Initial Term Loan, First Lien, 6.28% (LIBOR03M+400bps), 7/23/28 (c)	14,597,806	11,175,496
Avis Budget Car Rental LLC, 6.06% (SOFR01M+350bps), 3/16/29 (c)	2,985,000	2,863,122
AZZ, Inc., Initial Term Loan, First Lien, 6.83% (SOFR03M+425bps), 5/6/29 (c)	7,980,000	7,753,927
AZZ, Inc., Initial Term Loan, First Lien, 6.71% (SOFR01M+425bps), 5/6/29 (c)	4,987,500	4,846,204
Bally's Corp., Term B Facility Loans, First Lien, 5.93% (LIBOR01M+325bps), 10/1/28 (c)	11,895,038	10,713,741
Bausch Health Cos., Inc., Term B, First Lien, 8.00% (SOFR01M+525bps), 1/27/27 (c)	25,000,000	19,136,750
Brand Energy and Infrastructure Services, Inc., Initial Term Loan, First Lien, 7.03% (LIBOR03M+425bps), 6/21/24 (c)	7,583,302	6,581,396
BW NHHC Holdco, Inc., Term Loan Lien 2, Second Lien, 11.96% (LIBOR03M+900bps), 5/15/26 (c)	3,000,000	1,612,500
Caesars Resort Collection LLC, 1st Lien Term Loan B, 5.27% (LIBOR01M+275bps), 12/22/24 (c)	2,917,671	2,845,021
Caesars Resort Collection LLC, Term B-1 Loans, First Lien, 6.02% (LIBOR01M+350bps), 6/19/25 (c)	4,488,659	4,416,167
Chariot Buyer LLC, Initial Term Loans, First Lien, 6.02% (LIBOR01M+350bps), 11/3/28 (c)	12,902,500	11,692,891
Chassix, Inc., Term Loan B, First Lien, 8.19% (LIBOR03M+550bps), 11/10/23 (c)	1,794,306	1,632,818
Chassix, Inc., Term Loan B, First Lien, 7.56% (LIBOR06M+550bps), 11/10/23 (c)	2,001,299	1,821,182
Cinemark USA, Inc., Term Loan B, First Lien, 4.56% (LIBOR03M+175bps), 3/29/25 (c)	1,125,694	1,058,018
Cinemark USA, Inc., Term Loan B, First Lien, 4.28% (LIBOR01M+175bps), 3/29/25 (c)	2,842,823	2,671,912
Clarios Global LP, Term B-1, First Lien, 5.77% (LIBOR01M+325bps), 4/30/26 (c)	7,659,794	7,228,930
Clear Channel Outdoor Holdings, Inc., Term B Loan, First Lien, 6.31% (LIBOR03M+350bps), 8/21/26 (c)	9,961,506	8,868,828
Clydesdale Acquisition Holdings LLC, Term B Loans, First Lien, 6.73% (SOFR01M+418bps), 4/13/29 (c)	17,955,000	16,910,199
Consolidated Communications, Inc., 2020 Term B-1, First Lien, 6.06% (LIBOR01M+350bps), 10/2/27 (c)	12,469,115	10,739,025
Cornerstone Building Brands, Inc., New Term Loan B, First Lien, 6.07% (LIBOR01M+325bps), 4/12/28 (c)	16,560,250	13,558,705
Covis Pharma Holdings S.a.r.l., Dollar Term B Loans, First Lien, 8.55% (SOFR03M+650bps), 2/14/27 (c)	16,575,000	13,011,375
CP Altas Buyer, Inc., Term B Loans, First Lien, 6.02% (LIBOR01M+375bps), 11/23/27 (c)	24,790,674	21,493,515
CPM Holdings, Inc., 2nd Lien Initial Term Loans, Second Lien, 10.81% (LIBOR01M+825bps), 11/16/26 (c)	1,595,960	1,516,162
CPM Holdings, Inc., Initial Term Loans, First Lien, 6.06% (LIBOR01M+350bps), 11/17/25 (c)	2,887,485	2,779,204

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value

Cumulus Media New Holdings, Inc., Initial Term Loan, First Lien, 6.27% (LIBOR01M+375bps), 3/31/26 (c)	$19,164,544	$18,139,241
Delta 2 (Lux) S.a.r.l., New Term Loan B, First Lien, 5.02% (LIBOR01M+250bps), 2/1/24 (c)	18,000,000	17,752,500
Delta Air Lines, Inc. and Skymiles IP Ltd., Initial Term Loan, First Lien, 6.46% (LIBOR03M+375bps), 10/20/27 (c)	24,911,595	24,931,026
Diamond Sports Group LLC, Term Loan, First Lien, 10.60% (SOFR01M+800bps), 5/25/26 (c)	1,452,386	1,388,844
Diamond Sports Group LLC, Term Loan, Second Lien, 5.95% (SOFR01M+335bps), 8/24/26 (c)	19,851,153	3,785,813
Dynasty Acquisition Co., Inc., 2020 Specified Refi Term B-1 Loans, First Lien, 6.02% (LIBOR01M+350bps), 4/8/26 (c)	2,764,187	2,543,632
Entercom Media Corp., New Term Loan, First Lien, 5.61% (LIBOR01M+250bps), 11/17/24 (c)	17,706,476	14,639,538
Envision Healthcare Corp., First Out Term Loan, First Lien, 10.38% (SOFR03M+788bps), 7/22/27 (c)	1,422,512	1,362,055
Envision Healthcare Corp., Second Out Term Loan, First Lien, 6.83% (SOFR03M+425bps), 3/31/27 (c)	8,416,798	3,661,307
Envision Healthcare Corp., Third Out term Loans, First Lien, 6.33% (SOFR03M+375bps), 3/31/27 (c)	3,958,372	1,015,995
Eyemart Express LLC, Term B-1 Loan, First Lien, 5.13% (LIBOR01M+300bps), 8/5/27 (c)	21,698,806	20,505,372
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 6.46% (SOFR01M+400bps), 1/27/29 (c)	22,387,500	20,731,721
First Brands Group LLC, 2021 Term Loans, First Lien, 8.37% (SOFR06M+500bps), 3/24/27 (c)	6,409,925	6,147,118
Frontier Communications Corp., Refinancing Term Loans, First Lien, 6.06% (LIBOR03M+375bps), 10/8/27 (c)	15,804,660	14,658,822
Gates Global LLC, Initial B-3 Dollar Term Loan, First Lien, 5.02% (LIBOR01M+250bps), 3/31/27 (c)	10,846,124	10,400,240
Global Medical Response, Inc., 2020 Term Loan, First Lien, 6.81% (LIBOR01M+425bps), 10/2/25 (c)	10,827,224	9,360,135
Graham Packaging Co., Inc., New Term Loans, First Lien, 5.52% (LIBOR01M+300bps), 8/4/27 (c)	15,619,763	14,847,209
Great Outdoors Group LLC, Term B1, First Lien, 6.27% (LIBOR01M+375bps), 3/5/28 (c)	14,012,926	12,912,912
Harbor Purchaser, Inc., 7.71% (SOFR01M+525bps), 4/4/29 (c)	22,000,000	19,992,500
Hertz Corp., Initial Term B Loans, First Lien, 5.78% (LIBOR01M+325bps), 6/30/28 (c)	29,299,973	27,670,309
Hertz Corp., Initial Term C Loan, First Lien, 5.78% (LIBOR01M+325bps), 6/30/28 (c)	5,591,816	5,280,799
Hillman Group, Inc., Initial Delayed Draw Term Loan, First Lien, 5.83% (LIBOR01M+275bps), 2/24/28 (c)(d)	1,020,455	972,494
Hillman Group, Inc., Initial Term Loans, First Lien, 5.83% (LIBOR01M+275bps), 7/14/28 (c)	4,221,174	4,022,779
Holley Purchaser, Inc., Initial Term Loan, First Lien, 6.57% (LIBOR01M+375bps), 11/10/28 (c)	1,146,536	1,039,770
Holley Purchaser, Inc., Initial Term Loan, First Lien, 6.71% (LIBOR03M+375bps), 11/10/28 (c)	12,335,357	11,186,689
Hub International Ltd., Term Loan B, First Lien, 5.77% (LIBOR03M+300bps), 4/25/25 (c)	8,132,612	7,809,016

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value

Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien, 6.34% (SOFR03M+350bps), 2/9/29 (c)	$19,950,000	$16,329,075
iHeartCommunications, Inc., Second Amendment Incremental Term Loan, First Lien, 5.77% (LIBOR01M+325bps), 5/1/26 (c)	6,189,535	5,798,852
iHeartCommunications, Inc., Term Loans, First Lien, 5.52% (LIBOR01M+300bps), 5/1/26 (c)	26,149,463	24,505,708
Innio North America Holding, Inc., Facility B USD, First Lien, 5.35% (LIBOR03M+300bps), 11/6/25 (c)	8,779,762	8,077,381
Intelsat Jackson Holdings SA, Term B loan, First Lien, 7.19% (SOFR06M+425bps), 2/1/29 (c)	28,579,543	26,757,598
Janus International Group LLC, Amendment No 3 Refinancing Term Loans, First Lien, 5.77% (LIBOR01M+325bps), 2/15/25 (c)	19,409,828	18,396,829
Jo-Ann Stores LLC, Term B-1 Loan, First Lien, 7.52% (LIBOR03M+475bps), 6/30/28 (c)	18,305,075	11,846,862
Knight Health Holdings LLC, Term B Loans, First Lien, 7.77% (LIBOR01M+525bps), 12/17/28 (c)	23,323,750	16,880,564
LBM Acquisition LLC, Initial Term Loan, First Lien, 7.12% (LIBOR03M+375bps), 12/17/27 (c)	24,393,539	21,234,576
Leslie's Poolmart, Inc., Term Loan B, First Lien, 5.02% (LIBOR01M+250bps), 3/9/28 (c)	12,270,646	11,683,986
Life Time, Inc., 2021 Refinancing Term Loan, First Lien, 7.82% (LIBOR03M+475bps), 12/15/24 (c)	11,682,191	11,521,561
Lifepoint Health, Inc., Term B Loans, First Lien, 6.87% (LIBOR01M+375bps), 11/16/25 (c)	11,231,875	10,419,586
LifeScan Global Corp., Initial Term Loan, First Lien, 8.29% (LIBOR03M+600bps), 10/1/24 (c)	21,195,621	16,998,888
LifeScan Global Corp., Initial Term Loan, Second Lien, 11.79% (LIBOR03M+950bps), 6/19/25 (c)	3,750,000	2,868,750
LSF11 A5 Holdco LLC, Term Loans, First Lien, 5.96% (SOFR01M+350bps), 10/15/28 (c)	13,930,000	12,920,075
Madison IAQ LLC, Initial Term Loans, First Lien, 6.82% (LIBOR03M+325bps), 6/16/28 (c)	18,248,801	16,824,664
McGraw Hill Education, Inc., Initial Term Loan, First Lien, 8.32% (LIBOR06M+475bps), 7/30/28(c)	21,505,399	19,784,967
McGraw Hill Education, Inc., Initial Term Loan, First Lien, 7.82% (LIBOR03M+475bps), 7/30/28 (c)	54,444	50,089
MHI Holdings LLC, Initial Term Loans, First Lien, 7.52% (LIBOR01M+500bps), 9/20/26 (c)	7,509,122	7,368,326
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 8.78% (LIBOR03M+525bps), 6/20/27 (c)	23,750,000	23,805,100
Navicure, Inc., Initial Term Loans, First Lien, 6.52% (LIBOR01M+400bps), 10/23/26 (c)	7,812,658	7,470,854
NorthRiver Midstream Finance LP, Initial Term Loan B, First Lien, 5.53% (LIBOR03M+325bps), 10/1/25 (c)	11,686,702	11,367,421
Park River Holdings, Inc., Initial Term Loans, First Lien, 5.53% (LIBOR03M+325bps), 1/20/28 (c)	9,874,936	8,340,174
Peraton Corp., Term B Loans, First Lien, 6.27% (LIBOR01M+375bps), 2/1/28 (c)	11,121,793	10,521,216
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 5.50% (LIBOR03M+325bps), 3/4/28 (c)	27,515,318	25,924,657

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value

PetSmart, Inc., Initial Term Loans, First Lien, 6.27% (LIBOR01M+375bps), 2/12/28 (c)	$19,922,985	$18,810,685
PG&E CORP., Term Loans, First Lien, 5.56% (LIBOR01M+300bps), 6/23/25 (c)	10,767,236	10,277,327
Presidio Holdings, Inc., Term Loan B, First Lien, 6.31% (LIBOR01M+350bps), 12/19/26 (c)	5,916,932	5,702,443
Radiology Partners, Inc., Term Loan New, First Lien, 7.33% (LIBOR01M+425bps), 7/9/25 (c)	20,451,802	17,077,255
Reynolds Group Holdings, Inc., Tranche B-2 U.S. Term Loans, First Lien, 5.77% (LIBOR01M+325bps), 2/5/26 (c)	4,479,902	4,277,500
Ring Container Technologies Group LLC, Initial Term Loans, First Lien, 6.27% (LIBOR01M+375bps), 8/5/28 (c)	5,453,775	5,244,732
Rising Tide Holdings, Inc., Initial Term Loan, First Lien, 7.27% (LIBOR01M+475bps), 6/1/28 (c)	10,879,849	9,269,632
Robertshaw US Holding Corp., 2nd Lien Initial Term Loans, Second Lien, 10.56% (LIBOR01M+800bps), 2/15/26 (c)	4,000,000	2,400,000
Robertshaw US Holding Corp., Term Loan B, First Lien, 6.06% (LIBOR01M+350bps), 2/28/25 (c)	6,321,385	4,804,252
Ryan Specialty Group LLC, TL, First Lien, 5.56% (SOFR01M+300bps), 9/1/27 (c)	7,847,368	7,572,711
Scientific Games International, Inc., Initial Term B Loans, First Lien, 5.91% (SOFR01M+300bps), 4/16/29 (c)	5,985,000	5,802,458
Sedgwick Claims Management Services, Inc., Initial Term Loans, First Lien, 5.77% (LIBOR01M+325bps), 12/31/25 (c)	6,907,810	6,527,880
Sinclair Television Group, Inc., Term Loan B-3, First Lien, 5.53% (LIBOR01M+300bps), 3/25/28 (c)	15,854,623	14,893,516
Sparta US Holdco LLC, Initial Term Loan, First Lien, 5.80% (LIBOR01M+325bps), 4/30/28 (c)	3,970,000	3,759,114
SRS Distribution, Inc., 2021 Refinancing Term Loans, First Lien, 6.08% (SOFR03M+350bps), 6/4/28 (c)	4,975,000	4,562,075
SRS Distribution, Inc., 2021 Refinancing Term Loans, First Lien, 6.31% (LIBOR03M+350bps), 6/4/28 (c)	25,272,293	23,271,486
Standard Aero Ltd., 2020 SPCFD Refi Term B-2 Loans, First Lien, 6.02% (LIBOR01M+350bps), 4/8/26 (c)	1,486,122	1,367,544
Station Casinos LLC, Term B-1 Facility Loans, First Lien, 4.78% (LIBOR01M+225bps), 2/8/27 (c)	14,243,951	13,599,982
Surgery Center Holdings, Inc., 2021 New Term Loans, First Lien, 6.51% (LIBOR01M+375bps), 8/31/26 (c)	22,248,466	21,080,421
SWF Holdings Corp. I, Initial Term Loans, First Lien, 7.60% (LIBOR03M+400bps), 10/6/28 (c)	27,098,788	21,082,857
Tailwind Smith Cooper Intermediate Corp., 2nd Lien Initial Term Loans, Second Lien, 11.81% (LIBOR03M+900bps), 5/28/27 (c)	3,000,000	2,586,570
Team Health Holdings, Inc., Facility Extending TLB, First Lien, 7.71% (SOFR01M+525bps), 2/2/27 (c)	21,373,009	18,149,318
Tenneco, Inc., Tranche B Term Loan, First Lien, 5.52% (LIBOR01M+300bps), 10/1/25 (c)	18,422,906	18,112,111
The Men's Wearhouse LLC, Term Loan, First Lien, 10.78% (LIBOR03M+800bps), 12/1/25 (c)	1,663,167	1,621,588
The Michaels Cos., Inc., Term B Loans, First Lien, 6.50% (LIBOR03M+425bps), 4/15/28 (c)	19,237,262	15,428,284
Thor Industries, Inc., Term B-1, First Lien, 6.13% (LIBOR01M+300bps), 2/1/26 (c)	6,151,332	6,056,478

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value

TIBCO Software Inc., Dollar Term B Loan, First Lien, 3/20/29 (e)	$7,250,000	$6,496,508
Titan Acquisition Ltd., Initial Term Loan, First Lien (LIBOR06M+300bps), 3/28/25 (c)	13,616,519	12,164,045
Transdigm, Inc., Tranche F Refinancing Term Loan, First Lien, 4.77% (LIBOR01M+225bps), 12/9/25 (c)	7,742,309	7,405,828
Traverse Midstream Partners LLC, Advance, First Lien, 5.95% (SOFR06M+425bps), 9/27/24 (c)	13,502,539	13,164,975
TricorBraun Holdings, Inc., Closing Date Initial Term Loans, First Lien, 5.77% (LIBOR01M+325bps), 3/3/28 (c)	12,604,931	11,813,972
Trident TPI Holdings, Inc., Tranche B-3 DDTL Commitments, First Lien, 6.25% (LIBOR03M+400bps), 9/17/28 (c)(d)	927,228	876,694
Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loans, First Lien, 6.25% (LIBOR03M+400bps), 9/17/28 (c)	6,508,674	6,153,951
Triton Water Holdings, Inc., Initial Term Loan, First Lien, 5.75% (LIBOR03M+350bps), 3/31/28 (c)	15,713,498	14,065,781
Truck Hero, Inc., Initial Term Loans, First Lien, 6.02% (LIBOR01M+350bps), 2/24/28 (c)	6,058,603	5,265,956
U.S. Renal Care, Inc., Initial Term Loan, First Lien, 7.56% (LIBOR01M+500bps), 7/26/26 (c)	22,598,519	16,182,573
United Airlines, Inc., Class B Term Loans, First Lien, 6.53% (LIBOR03M+375bps), 4/21/28 (c)	15,739,700	14,994,268
Univision Communications, Inc., 2021 Replacement New First-Lien Term, First Lien, 5.77% (LIBOR01M+325bps), 3/24/26 (c)	10,176,061	9,640,190
Univision Communications, Inc., Initial First-Lien Term Loans, First Lien, 5.77% (LIBOR01M+325bps), 5/7/28 (c)	8,457,500	8,068,962
Upstream Rehabilitation, August 2021 Incremental TL, First Lien, 6.82% (SOFR01M+425bps), 11/20/26 (c)	4,932,475	4,562,539
USI, Inc., 2017 New Term Loans, First Lien, 5.00% (LIBOR03M+275bps), 5/16/24 (c)	17,483,457	16,988,151
Verscend Holding Corp., New Term Loan B-1 Facility, First Lien, 6.52% (LIBOR01M+400bps), 8/27/25 (c)	9,763,347	9,446,038
Weber-Stephen Products LLC, Initial Term B Loans, First Lien, 5.77% (LIBOR01M+325bps), 10/30/27 (c)	7,275,545	5,877,258
WestJet Airlines Ltd., Initial Term Loan, First Lien, 5.99% (LIBOR01M+300bps), 12/11/26 (c)	23,693,364	20,796,850
White Cap Buyer LLC, Initial Closing Date Term Loan, First Lien, 6.21% (SOFR01M+375bps), 10/19/27 (c)	11,309,319	10,560,077
WireCo WorldGroup, Inc., Initial Term Loan, First Lien, 7.19% (LIBOR03M+425bps), 11/13/28 (c)	15,475,556	14,895,222
WP CPP Holdings LLC, Term Loan Second Lien, Second Lien, 10.56% (LIBOR03M+775bps), 4/30/26 (c)	2,000,000	1,665,000
WP CPP Holdings LLC, Term Loans, First Lien, 6.56% (LIBOR03M+375bps), 4/30/25 (c)	9,742,568	8,654,615
Total Senior Secured Loans (Cost $1,675,481,266)		1,514,134,353

Corporate Bonds (6.3%)
Communication Services (1.5%):
Audacy Capital Corp., 6.50%, 5/1/27, Callable 10/27/22 @ 104.88 (f)	2,000,000	504,560
CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88 (f)	2,250,000	1,600,020
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 11/14/22 @ 103.38 (f)	8,247,000	6,980,838

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value

iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 10/27/22 @ 104.19	$4,500,000	$3,789,675
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (f)	13,850,000	9,972,000
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5	2,000,000	1,845,960
		24,693,053
Consumer Discretionary (1.4%):
Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44 (f)	4,715,000	3,841,028
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 3/1/29, Callable 3/1/24 @ 102.69 (f)	2,000,000	1,642,600
Caesars Entertainment, Inc.
6.25%, 7/1/25, Callable 10/24/22 @ 103.13 (f)	400,000	385,500
8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (f)	1,800,000	1,721,628
Cinemark USA, Inc., 5.25%, 7/15/28, Callable 7/15/24 @ 102.63 (f)	1,000,000	768,540
Ford Motor Co., 6.10%, 8/19/32, Callable 5/19/32 @ 100	3,500,000	3,085,355
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 9/1/31, Callable 9/1/26 @ 102.98 (f)	4,000,000	2,699,080
Scientific Games Holdings LP/Scientific Games US FinCo., Inc., 6.63%, 3/1/30, Callable 3/1/25 @ 103.31 (f)	2,750,000	2,203,107
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5 (f)	2,000,000	1,487,720
The Michaels Cos., Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 103.94 (f)	1,070,000	617,240
Viking Cruises Ltd., 13.00%, 5/15/25, Callable 10/27/22 @ 109.75 (f)	4,000,000	4,153,640
		22,605,438
Energy (0.7%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69 (f)	2,334,000	2,055,227
Callon Petroleum Co., 8.00%, 8/1/28, Callable 8/1/24 @ 104 (f)	2,000,000	1,843,340
Comstock Resources, Inc., 5.88%, 1/15/30, Callable 1/15/25 @ 102.94 (f)	1,500,000	1,305,870
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28, Callable 2/15/23 @ 103	7,534,000	6,502,445
		11,706,882
Financials (0.3%):
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63 (f)	4,000,000	3,145,400
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69 (f)	2,000,000	1,568,020
SWF Escrow Issuer Corp., 6.50%, 10/1/29, Callable 10/1/24 @ 103.25 (f)	899,000	532,775
		5,246,195
Health Care (1.7%):
Air Methods Corp., 8.00%, 5/15/25, Callable 11/14/22 @ 100 (f)	14,250,000	7,222,755
Bausch Health Cos., Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63 (f)	10,466,000	3,959,288
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06 (f)	6,500,000	3,064,360
LifePoint Health, Inc., 5.38%, 1/15/29, Callable 1/15/24 @ 102.69 (f)	2,650,000	1,865,149
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63 (f)	3,200,000	2,093,920
Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 11/14/22 @ 105 (f)	2,000,000	1,944,440
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 10/27/22 @ 100 (f)	8,383,000	6,234,186
Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (f)	2,000,000	1,764,420
U.S. Renal Care, Inc., 10.63%, 7/15/27, Callable 11/14/22 @ 105.31 (f)	1,120,000	510,283
		28,658,801
Industrials (0.5%):
American Airlines, Inc., 11.75%, 7/15/25 (f)	5,820,000	6,083,879

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value

Wabash National Corp., 4.50%, 10/15/28, Callable 10/15/24 @ 102.25 (f)	$3,950,000	$3,082,817
		9,166,696
Information Technology (0.1%):
Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81 (f)	2,000,000	1,703,600

Utilities (0.1%):
Calpine Corp., 5.13%, 3/15/28, Callable 3/15/23 @ 102.56 (f)	1,500,000	1,297,110
Total Corporate Bonds (Cost $140,903,814)		105,077,775

Yankee Dollars (0.6%)
Communication Services (0.1%):
Telesat Canada/Telesat LLC, 5.63%, 12/6/26, Callable 12/6/23 @ 102.81 (f)	4,350,000	2,089,914

Industrials (0.4%):
Bombardier, Inc., 7.88%, 4/15/27, Callable 11/14/22 @ 103.94 (f)	7,000,000	6,440,700

Materials (0.1%):
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, 4/1/29, Callable 4/1/24 @ 102.56 (f)	2,000,000	1,180,060
Total Yankee Dollars (Cost $11,708,850)		9,710,674
Total Investments (Cost $1,828,286,301) — 98.1%		1,629,265,269
Other assets in excess of liabilities — 1.9%		32,237,151
NET ASSETS - 100.00%		$1,661,502,420

(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2022.
(d)	The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At September 30, 2022, the Fund held unfunded or partially unfunded loan commitments of $1,223,410, which included a $63,066 unrealized loss.
(e)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $99,565,014 and amounted to 6.0% of net assets.

bps—Basis points
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2022, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of September 30, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
SOFR—Secured Overnight Financing Rate
SOFR01M—1 Month SOFR, rate disclosed as of September 30, 2022.
SOFR03M—3 Month SOFR, rate disclosed as of September 30, 2022.
SOFR06M—6 Month SOFR, rate disclosed as of September 30, 2022.

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Established Value Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.6%)
Communication Services (1.2%):
Live Nation Entertainment, Inc. (a)	2,270,000	$172,611

Consumer Discretionary (8.2%):
Aptiv PLC (a)	2,020,000	157,984
BorgWarner, Inc.	7,115,000	223,411
Hilton Worldwide Holdings, Inc.	1,733,600	209,107
Newell Brands, Inc. (b)	10,241,000	142,247
Ross Stores, Inc.	2,476,500	208,695
Yum! Brands, Inc.	2,400,000	255,216
		1,196,660
Consumer Staples (4.9%):
Archer-Daniels-Midland Co.	1,980,000	159,291
Sysco Corp.	4,915,000	347,540
Tyson Foods, Inc., Class A	3,300,000	217,569
		724,400
Energy (2.9%):
Coterra Energy, Inc.	8,942,400	233,575
Devon Energy Corp.	3,250,000	195,423
		428,998
Financials (17.1%):
Alleghany Corp. (a)	425,001	356,733
American Financial Group, Inc.	1,880,000	231,108
Everest Re Group Ltd.	775,000	203,391
Huntington Bancshares, Inc. (b)	10,080,000	132,854
Old Republic International Corp.	8,930,000	186,905
Prosperity Bancshares, Inc. (b)	3,308,200	220,591
The Allstate Corp.	1,403,000	174,716
The Bank of New York Mellon Corp.	5,735,000	220,912
The Progressive Corp.	2,507,700	291,420
W.R. Berkley Corp.	3,355,000	216,666
Zions Bancorp NA	5,279,500	268,515
		2,503,811
Health Care (5.5%):
Hologic, Inc. (a)	2,820,000	181,946
Molina Healthcare, Inc. (a)	561,900	185,337
Quest Diagnostics, Inc.	2,090,000	256,422

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Established Value Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Cooper Cos., Inc.	705,000	$186,050
		809,755
Industrials (20.7%):
AGCO Corp.	2,230,000	214,459
Alaska Air Group, Inc. (a)	4,370,000	171,086
Hubbell, Inc. (b)	1,080,000	240,840
J.B. Hunt Transport Services, Inc.	845,000	132,175
Landstar System, Inc. (b)	1,085,000	156,642
Leidos Holdings, Inc.	2,790,000	244,041
Lincoln Electric Holdings, Inc.	1,230,000	154,636
ManpowerGroup, Inc.	1,730,000	111,914
Oshkosh Corp.	1,910,000	134,254
Owens Corning	1,845,000	145,035
Parker-Hannifin Corp.	795,500	192,758
Republic Services, Inc.	680,000	92,507
Textron, Inc.	4,446,300	259,041
The Middleby Corp. (a)	1,695,000	217,248
The Toro Co.	3,100,000	268,088
United Rentals, Inc. (a)	452,800	122,310
Xylem, Inc.	1,963,900	171,566
		3,028,600
Information Technology (12.7%):
Amphenol Corp., Class A	3,300,000	220,968
DXC Technology Co. (a)	6,020,000	147,369
Flex Ltd. (a)	14,750,000	245,735
Genpact Ltd.	6,038,900	264,323
Global Payments, Inc.	1,925,000	207,996
Hewlett Packard Enterprise Co.	10,765,000	128,965
Maximus, Inc. (c)	3,715,000	214,987
MKS Instruments, Inc. (b)	2,260,000	186,766
Motorola Solutions, Inc.	669,500	149,948
Skyworks Solutions, Inc.	1,170,000	99,766
		1,866,823
Materials (11.8%):
AptarGroup, Inc.	2,020,000	191,961
Avery Dennison Corp.	1,335,900	217,351
Corteva, Inc.	2,610,000	149,162
Crown Holdings, Inc.	2,180,000	176,645
Franco-Nevada Corp. (b)	1,300,000	155,324

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Established Value Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Packaging Corp. of America (b)	1,760,000	$197,630
Reliance Steel & Aluminum Co.	895,000	156,097
RPM International, Inc.	2,100,000	174,951
Steel Dynamics, Inc.	2,115,000	150,059
Westlake Corp.	1,937,000	168,287
		1,737,467
Real Estate (8.6%):
Alexandria Real Estate Equities, Inc.	2,120,000	297,203
American Homes 4 Rent, Class A (b)	4,730,000	155,191
Camden Property Trust	1,060,000	126,617
Equity LifeStyle Properties, Inc.	3,430,000	215,541
Lamar Advertising Co., Class A	2,880,000	237,571
National Retail Properties, Inc.	5,775,000	230,192
		1,262,315
Utilities (3.0%):
Alliant Energy Corp.	4,085,000	216,464
Xcel Energy, Inc.	3,505,000	224,320
		440,784

Total Common Stocks (Cost $12,834,433)		14,172,224

Exchange-Traded Funds (0.9%)
iShares Russell Mid-Cap Value ETF (b)	1,340,000	128,707
Total Exchange-Traded Funds (Cost $86,818)		128,707

Collateral for Securities Loaned (0.3%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (d)	841,537	842
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (d)	566,428	566
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (d)	419,969	420
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (d)	19,120,981	19,121
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (d)	838,507	839
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (d)	2,276,821	2,277
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (d)	15,056,408	15,056
Total Collateral for Securities Loaned (Cost $39,121)		39,121
Total Investments (Cost $12,960,372) — 97.8%		14,340,052
Other assets in excess of liabilities — 2.2%		322,458
NET ASSETS - 100.00%		$14,662,510

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Established Value Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliated security.
(d)	Rate disclosed is the daily yield on September 30, 2022.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Affiliated Holdings

Net Change
			Proceeds		Capital	in Unrealized
Victory Sycamore Established	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
Value Fund	6/30/2022	at Cost	Sales	Gains (Losses)	Distribution	Depreciation	9/30/2022	Income
MAXIMUS, Inc.	$218,785	$12,514	$-	$-	$-	$(16,312)	$214,987	$980

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Small Company Opportunity Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.1%)
Aerospace & Defense (1.9%):
Hexcel Corp. (a)	1,335,000	$69,046
Mercury Systems, Inc. (b)	927,000	37,636
		106,682
Air Freight & Logistics (1.7%):
Forward Air Corp.	473,800	42,765
Hub Group, Inc., Class A (b)	780,000	53,805
		96,570
Building Products (1.8%):
Gibraltar Industries, Inc. (b)	980,000	40,112
UFP Industries, Inc.	895,000	64,583
		104,695
Commercial Services & Supplies (2.7%):
ABM Industries, Inc.	1,225,000	46,832
UniFirst Corp.	305,000	51,310
Viad Corp. (b)(c)	1,800,000	56,844
		154,986
Communication Services (1.0%):
The EW Scripps Co., Class A (a)(b)(c)	5,145,000	57,984

Construction & Engineering (3.0%):
Comfort Systems USA, Inc.	440,000	42,825
EMCOR Group, Inc.	815,000	94,117
MYR Group, Inc. (b)	355,000	30,079
		167,021
Consumer Discretionary (8.8%):
Carter's, Inc. (a)	806,100	52,824
Choice Hotels International, Inc. (a)	435,000	47,641
Columbia Sportswear Co.	887,600	59,736
Helen of Troy Ltd. (b)	322,000	31,054
Hyatt Hotels Corp., Class A (a)(b)	661,600	53,563
LCI Industries	328,000	33,279
Mattel, Inc. (a)(b)	3,602,500	68,231

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Murphy USA, Inc.	110,000	$30,240
Signet Jewelers Ltd.	845,800	48,371
Visteon Corp. (b)	670,000	71,060
		495,999
Consumer Staples (5.4%):
Casey's General Stores, Inc.	328,000	66,426
Central Garden & Pet Co., Class A (b)	1,313,400	44,866
Ingredion, Inc.	825,000	66,429
Lancaster Colony Corp.	302,100	45,400
Performance Food Group Co. (b)	1,939,400	83,297
		306,418
Energy (3.5%):
Delek U.S. Holdings, Inc.	1,880,000	51,023
Magnolia Oil & Gas Corp., Class A (a)	3,345,000	66,265
PDC Energy, Inc.	1,357,300	78,438
		195,726
Financials (18.4%):
AMERISAFE, Inc. (c)	1,000,300	46,744
Bank of Hawaii Corp.	1,230,300	93,650
Cohen & Steers, Inc. (a)	855,000	53,549
Eagle Bancorp, Inc.	851,900	38,182
First American Financial Corp.	871,400	40,172
Independent Bank Corp.	1,295,000	96,516
Lakeland Financial Corp.	698,000	50,821
Pinnacle Financial Partners, Inc.	505,000	40,955
Primerica, Inc.	250,000	30,862
Renasant Corp. (a)	1,170,000	36,598
Ryan Specialty Holdings, Inc. (a)(b)	1,012,300	41,120
Safety Insurance Group, Inc.	469,600	38,301
Selective Insurance Group, Inc.	739,600	60,203
SouthState Corp.	1,309,500	103,608
Stewart Information Services Corp.	746,900	32,595
The Hanover Insurance Group, Inc.	497,100	63,698
UMB Financial Corp.	1,080,000	91,033
Wintrust Financial Corp.	1,003,000	81,795
		1,040,402
Health Care (3.9%):
AngioDynamics, Inc. (b)(c)	2,085,000	42,659
Charles River Laboratories International, Inc. (b)	155,000	30,504
Chemed Corp.	135,000	58,936

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Hanger, Inc. (b)(c)	2,570,000	$48,110
Integer Holdings Corp. (b)	635,000	39,516
		219,725
Information Technology (11.0%):
Advanced Energy Industries, Inc.	751,000	58,135
Avnet, Inc.	1,115,000	40,274
Belden, Inc.	1,127,300	67,661
Cognyte Software Ltd. (a)(b)	1,549,221	6,259
Cohu, Inc. (a)(b)	2,090,700	53,898
Fabrinet (b)	720,000	68,724
Kulicke & Soffa Industries, Inc. (a)	1,275,000	49,126
Littelfuse, Inc.	280,000	55,633
Maximus, Inc.	660,000	38,194
NETGEAR, Inc. (b)(c)	1,926,500	38,607
Plexus Corp. (b)	550,000	48,158
ScanSource, Inc. (b)(c)	1,310,000	34,597
Verint Systems, Inc. (b)	1,880,000	63,130
		622,396
Machinery (6.6%):
Alamo Group, Inc.	501,200	61,282
Altra Industrial Motion Corp.	1,208,100	40,616
Astec Industries, Inc.	1,065,000	33,217
Columbus McKinnon Corp.	940,000	24,591
Crane Holdings Co.	490,900	42,974
Hillenbrand, Inc.	1,010,000	37,087
Kennametal, Inc.	1,614,000	33,216
Mueller Industries, Inc.	717,300	42,636
Watts Water Technologies, Inc., Class A	455,000	57,207
		372,826
Materials (8.8%):
Cabot Corp.	305,000	19,487
Eagle Materials, Inc.	480,000	51,446
Innospec, Inc.	730,000	62,539
Kaiser Aluminum Corp. (a)(c)	1,005,000	61,657
Minerals Technologies, Inc.	780,000	38,540
Silgan Holdings, Inc.	1,830,000	76,933
Sonoco Products Co.	1,405,000	79,706
TriMas Corp. (a)(c)	2,364,900	59,288

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Worthington Industries, Inc. (a)	1,199,900	$45,764
		495,360
Professional Services (2.5%):
CBIZ, Inc. (b)	1,370,000	58,609
ICF International, Inc.	775,000	84,490
		143,099
Real Estate (7.0%):
Apple Hospitality REIT, Inc.	5,029,600	70,716
Colliers International Group, Inc.	414,000	37,947
Corporate Office Properties Trust	2,998,900	69,664
Cushman & Wakefield PLC (b)	3,040,000	34,808
First Industrial Realty Trust, Inc.	1,045,000	46,827
Four Corners Property Trust, Inc.	2,914,700	70,507
Rayonier, Inc.	2,125,000	63,686
		394,155
Road & Rail (2.7%):
Marten Transport Ltd.	3,691,400	70,727
Werner Enterprises, Inc.	2,185,000	82,156
		152,883
Trading Companies & Distributors (3.7%):
Applied Industrial Technologies, Inc.	855,000	87,877
Core & Main, Inc., Class A (a)(b)	2,450,000	55,713
McGrath RentCorp	810,000	67,926
		211,516
Utilities (2.7%):
ALLETE, Inc. (a)	758,600	37,968
MGE Energy, Inc.	522,900	34,318
NorthWestern Corp.	853,700	42,070
ONE Gas, Inc.	515,100	36,258
		150,614

Total Common Stocks (Cost $5,182,580)		5,489,057

Exchange-Traded Funds (0.7%)
iShares Russell 2000 Value ETF	320,000	41,258
Total Exchange-Traded Funds (Cost $36,379)		41,258

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (1.7%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (d)	2,015,907	$2,016
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (d)	1,356,880	1,357
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (d)	1,006,037	1,006
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (d)	45,804,400	45,804
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (d)	2,008,648	2,009
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (d)	5,454,135	5,454
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (d)	36,067,698	36,068
Total Collateral for Securities Loaned (Cost $93,714)		93,714
Total Investments (Cost $5,312,673) — 99.5%		5,624,029
Other assets in excess of liabilities — 0.5%		29,982
NET ASSETS - 100.00%		$5,654,011

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliated security
(d)	Rate disclosed is the daily yield on September 30, 2022.

ETF—Exchange-Traded Fund
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Affiliated Holdings

						Net Change
			Proceeds		Capital	in Unrealized
Sycamore Small Company	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
Opportunity Fund	6/30/2022	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	9/30/2022	Income
AMERISAFE, Inc.	$51,230	$714	$-	$-	$-	$(5,200)	$46,744	$305
AngioDynamics, Inc.	40,345	-	-	-	-	2,314	42,659	-
Hanger, Inc.	36,802	-	-	-	-	11,308	48,110	-
Kaiser Aluminium Corp.	56,945	21,157	-	-	-	(16,445)	61,657	554
NETGEAR, Inc.	39,262	-	(4,991)	(2,571)	-	6,907	38,607	-
ScanSource, Inc.	43,596	-	(2,874)	16	-	(6,141)	34,597	-
The E.W. Scripps Co., Class A	49,232	17,105	-	-	-	(8,353)	57,984	-
TriMas Corp.	61,887	3,759	-	-	-	(6,358)	59,288	92
Viad Corp.	48,891	884	-	-	-	7,069	56,844	-
	$428,190	$43,619	$(7,865)	$(2,555)	$-	$(14,899)	$446,490	$951

Victory Portfolios	Schedule of Portfolio Investments
Victory Diversified Stock Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.9%)
Communication Services (8.1%):
Alphabet, Inc., Class C (a)	103,991	$9,999
Meta Platforms, Inc., Class A (a)	7,839	1,063
Nexstar Media Group, Inc., Class A	19,795	3,303
The Walt Disney Co. (a)	29,844	2,815
World Wrestling Entertainment, Inc., Class A (b)	37,426	2,626
		19,806
Communications Equipment (1.1%):
Lumentum Holdings, Inc. (a)(b)	39,999	2,743

Consumer Discretionary (8.9%):
Amazon.com, Inc. (a)	37,956	4,289
Asbury Automotive Group, Inc. (a)	15,456	2,335
Brunswick Corp.	31,540	2,064
Crocs, Inc. (a)(b)	17,191	1,180
Group 1 Automotive, Inc.	14,411	2,059
Lithia Motors, Inc.	10,051	2,157
Meritage Homes Corp. (a)	16,582	1,165
Skyline Champion Corp. (a)	47,408	2,507
Tesla, Inc. (a)	15,694	4,163
		21,919
Consumer Staples (5.2%):
BJ's Wholesale Club Holdings, Inc. (a)	39,421	2,870
Darling Ingredients, Inc. (a)	55,693	3,684
PepsiCo, Inc.	8,988	1,468
Performance Food Group Co. (a)	53,366	2,292
Philip Morris International, Inc.	29,646	2,461
		12,775
Electronic Equipment, Instruments & Components (3.2%):
Fabrinet (a)	40,394	3,855
Jabil, Inc.	69,777	4,027
		7,882
Energy (8.8%):
Chevron Corp.	36,570	5,254
Diamondback Energy, Inc.	28,923	3,484
EOG Resources, Inc.	27,587	3,082

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Diversified Stock Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Magnolia Oil & Gas Corp., Class A	65,759	$1,303
Matador Resources Co.	43,273	2,117
Pioneer Natural Resources Co.	12,836	2,779
Schlumberger NV	101,780	3,654
		21,673
Financials (13.9%):
Ameriprise Financial, Inc.	9,854	2,483
Axos Financial, Inc. (a)	37,829	1,295
Bank of America Corp.	47,022	1,420
Chubb Ltd.	20,910	3,803
Customers Bancorp, Inc. (a)	33,879	999
Interactive Brokers Group, Inc.	56,167	3,590
JPMorgan Chase & Co.	18,297	1,912
Morgan Stanley	29,763	2,352
NMI Holdings, Inc., Class A (a)	144,737	2,948
ServisFirst Bancshares, Inc.	44,803	3,584
Signature Bank	12,423	1,876
The Bancorp, Inc. (a)	69,150	1,520
The Charles Schwab Corp. (b)	52,060	3,741
Western Alliance Bancorp	39,216	2,578
		34,101
Health Care (12.6%):
AmerisourceBergen Corp.	17,140	2,319
AMN Healthcare Services, Inc. (a)	27,082	2,870
Cigna Corp.	13,430	3,726
Elevance Health, Inc.	5,732	2,604
ICON PLC (a)	12,946	2,379
McKesson Corp.	10,592	3,600
Pfizer, Inc.	67,291	2,945
Regeneron Pharmaceuticals, Inc. (a)	2,633	1,814
Stryker Corp.	5,570	1,128
Thermo Fisher Scientific, Inc.	4,593	2,329
UnitedHealth Group, Inc.	10,252	5,178
		30,892
Industrials (7.5%):
Builders FirstSource, Inc. (a)(b)	26,689	1,573
Chart Industries, Inc. (a)	21,340	3,934
Clean Harbors, Inc. (a)	23,041	2,534
GXO Logistics, Inc. (a)	22,420	786
Huntington Ingalls Industries, Inc.	6,114	1,354

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Diversified Stock Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Marten Transport Ltd.	91,304	$1,749
Old Dominion Freight Line, Inc.	5,907	1,470
Raytheon Technologies Corp.	13,889	1,137
UFP Industries, Inc.	34,665	2,501
WESCO International, Inc. (a)	11,983	1,431
		18,469
IT Services (1.6%):
Verra Mobility Corp. (a)	165,683	2,547
Visa, Inc., Class A	7,353	1,306
		3,853
Materials (3.1%):
Commercial Metals Co.	40,384	1,433
Graphic Packaging Holding Co.	72,605	1,433
Greif, Inc., Class A	23,024	1,372
Materion Corp.	20,086	1,607
Summit Materials, Inc., Class A (a)	74,353	1,781
		7,626
Real Estate (1.8%):
American Tower Corp.	7,670	1,647
CBRE Group, Inc., Class A (a)	16,289	1,099
Simon Property Group, Inc.	19,343	1,736
		4,482
Semiconductors & Semiconductor Equipment (7.8%):
Advanced Micro Devices, Inc. (a)	43,400	2,750
Applied Materials, Inc.	24,449	2,003
Broadcom, Inc.	9,672	4,294
Microchip Technology, Inc. (b)	54,079	3,300
NVIDIA Corp.	17,445	2,118
ON Semiconductor Corp. (a)	22,983	1,433
QUALCOMM, Inc.	29,444	3,327
		19,225
Software (6.4%):
Cadence Design Systems, Inc. (a)	25,810	4,218
Microsoft Corp.	49,603	11,553
		15,771

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Diversified Stock Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Technology Hardware, Storage & Peripherals (5.9%):
Apple, Inc.	104,203	$14,401

Total Common Stocks (Cost $197,789)		235,618

Exchange-Traded Funds (2.5%)
SPDR S&P 500 ETF Trust (b)	17,001	6,072

Total Exchange-Traded Funds (Cost $6,233)		6,072
Collateral for Securities Loaned (4.5%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (c)	239,171	239
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (c)	160,983	161
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (c)	119,358	119
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (c)	5,434,326	5,435
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (c)	238,310	238
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (c)	647,089	647
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (c)	4,279,144	4,279
Total Collateral for Securities Loaned (Cost $11,118)		11,118
Total Investments (Cost $215,140) — 102.9%		252,808
Liabilities in excess of other assets — (2.9)%		(7,147)
NET ASSETS - 100.00%		$245,661

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2022.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory NewBridge Large Cap Growth Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.0%)
Communication Services (9.5%):
Alphabet, Inc., Class C (a)	5,220	$502
Meta Platforms, Inc., Class A (a)	727	98
The Trade Desk, Inc., Class A (a)	2,209	132
		732
Communications Equipment (5.8%):
Arista Networks, Inc. (a)	2,285	258
Motorola Solutions, Inc.	863	193
		451
Consumer Discretionary (21.6%):
Airbnb, Inc., Class A (a)	1,561	164
Amazon.com, Inc. (a)	4,322	488
Aptiv PLC (a)	1,527	119
Lululemon Athletica, Inc. (a)	674	188
NIKE, Inc., Class B	1,944	162
O'Reilly Automotive, Inc. (a)	470	331
Tractor Supply Co.	1,170	218
		1,670
Electronic Equipment, Instruments & Components (2.8%):
CDW Corp.	1,396	218

Financials (4.9%):
Blackstone, Inc.	2,051	172
MSCI, Inc.	489	206
		378
Health Care (14.2%):
Align Technology, Inc. (a)	339	70
Dexcom, Inc. (a)	2,820	227
Thermo Fisher Scientific, Inc.	576	292
Veeva Systems, Inc., Class A (a)	1,272	210
Zoetis, Inc.	2,003	297
		1,096
Industrials (6.5%):
CoStar Group, Inc. (a)	2,795	195
Generac Holdings, Inc. (a)	756	135
Uber Technologies, Inc. (a)	6,541	173
		503

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory NewBridge Large Cap Growth Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
IT Services (6.5%):
PayPal Holdings, Inc. (a)	1,204	$104
Visa, Inc., Class A	2,229	396
		500
Semiconductors & Semiconductor Equipment (6.1%):
Broadcom, Inc.	446	198
NVIDIA Corp.	2,234	271
		469
Software (19.1%):
Adobe, Inc. (a)	681	188
Cadence Design Systems, Inc. (a)	2,014	329
Crowdstrike Holdings, Inc., Class A (a)	1,072	177
Microsoft Corp.	1,358	316
Palo Alto Networks, Inc. (a)	1,026	168
ServiceNow, Inc. (a)	774	292
		1,470
Total Common Stocks (Cost $6,224)		7,487
Total Investments (Cost $6,224) — 97.0%		7,487
Other assets in excess of liabilities — 3.0%		230
NET ASSETS - 100.00%		$7,717

(a)	Non-income producing security.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Special Value Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.4%)
Communication Services (8.0%):
Alphabet, Inc., Class C (a)	15,549	$1,495
Meta Platforms, Inc., Class A (a)	1,177	160
Nexstar Media Group, Inc., Class A	2,973	496
The Walt Disney Co. (a)	4,483	423
World Wrestling Entertainment, Inc., Class A (b)	5,622	394
		2,968
Communications Equipment (1.1%):
Lumentum Holdings, Inc. (a)(b)	6,037	414

Consumer Discretionary (8.8%):
Amazon.com, Inc. (a)	5,718	646
Asbury Automotive Group, Inc. (a)	2,322	351
Brunswick Corp.	4,862	318
Crocs, Inc. (a)(b)	2,603	179
Group 1 Automotive, Inc.	2,097	299
Lithia Motors, Inc.	1,453	312
Meritage Homes Corp. (a)	2,476	174
Skyline Champion Corp. (a)	7,134	377
Tesla, Inc. (a)	2,345	622
		3,278
Consumer Staples (5.2%):
BJ's Wholesale Club Holdings, Inc. (a)	5,931	432
Darling Ingredients, Inc. (a)	8,380	554
PepsiCo, Inc.	1,353	221
Performance Food Group Co. (a)	8,081	347
Philip Morris International, Inc.	4,453	370
		1,924
Electronic Equipment, Instruments & Components (3.2%):
Fabrinet (a)	6,054	578
Jabil, Inc.	10,539	608
		1,186
Energy (8.8%):
Chevron Corp.	5,503	791
Diamondback Energy, Inc.	4,352	524
EOG Resources, Inc.	4,125	461

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Special Value Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Magnolia Oil & Gas Corp., Class A	9,891	$196
Matador Resources Co.	6,322	309
Pioneer Natural Resources Co.	1,918	415
Schlumberger NV	15,346	551
		3,247
Financials (13.8%):
Ameriprise Financial, Inc.	1,482	373
Axos Financial, Inc. (a)	5,686	195
Bank of America Corp.	7,094	214
Chubb Ltd.	3,086	561
Customers Bancorp, Inc. (a)	5,063	149
Interactive Brokers Group, Inc.	8,505	544
JPMorgan Chase & Co.	2,756	288
Morgan Stanley	4,484	354
NMI Holdings, Inc., Class A (a)	21,845	445
ServisFirst Bancshares, Inc.	6,705	536
Signature Bank	1,916	289
The Bancorp, Inc. (a)	10,393	229
The Charles Schwab Corp.	7,883	567
Western Alliance Bancorp	5,714	376
		5,120
Health Care (12.6%):
AmerisourceBergen Corp.	2,587	350
AMN Healthcare Services, Inc. (a)	4,085	433
Cigna Corp.	2,021	561
Elevance Health, Inc.	862	392
ICON PLC (a)	1,913	352
McKesson Corp.	1,595	542
Pfizer, Inc.	10,138	444
Regeneron Pharmaceuticals, Inc. (a)	394	271
Stryker Corp.	840	170
Thermo Fisher Scientific, Inc.	694	352
UnitedHealth Group, Inc.	1,581	798
		4,665
Industrials (7.5%):
Builders FirstSource, Inc. (a)	4,087	241
Chart Industries, Inc. (a)	3,219	593
Clean Harbors, Inc. (a)	3,468	381
GXO Logistics, Inc. (a)	3,331	117
Huntington Ingalls Industries, Inc.	910	202

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Special Value Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Marten Transport Ltd.	13,741	$263
Old Dominion Freight Line, Inc.	890	221
Raytheon Technologies Corp.	2,107	173
UFP Industries, Inc.	5,180	374
WESCO International, Inc. (a)	1,802	215
		2,780
IT Services (1.6%):
Verra Mobility Corp. (a)(b)	24,919	383
Visa, Inc., Class A	1,109	197
		580
Materials (3.1%):
Commercial Metals Co.	6,043	214
Graphic Packaging Holding Co.	10,850	214
Greif, Inc., Class A	3,440	205
Materion Corp.	3,020	242
Summit Materials, Inc., Class A (a)	10,751	258
		1,133
Real Estate (1.8%):
American Tower Corp.	1,144	246
CBRE Group, Inc., Class A (a)	2,409	163
Simon Property Group, Inc.	2,903	260
		669
Semiconductors & Semiconductor Equipment (7.8%):
Advanced Micro Devices, Inc. (a)	6,510	413
Applied Materials, Inc.	3,561	292
Broadcom, Inc.	1,449	643
Microchip Technology, Inc.	8,131	496
NVIDIA Corp.	2,624	319
ON Semiconductor Corp. (a)	3,454	215
QUALCOMM, Inc.	4,420	499
		2,877
Software (6.4%):
Cadence Design Systems, Inc. (a)	3,895	636
Microsoft Corp.	7,508	1,749
		2,385

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Special Value Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Technology Hardware, Storage & Peripherals (5.7%):
Apple, Inc.	15,416	$2,130

Total Common Stocks (Cost $29,991)		35,356

Exchange-Traded Funds (3.0%)
SPDR S&P 500 ETF Trust	3,092	1,105

Total Exchange-Traded Funds (Cost $1,218)		1,105

Collateral for Securities Loaned (3.4%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (c)	26,808	27
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (c)	18,044	18
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (c)	13,378	13
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (c)	609,111	608
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (c)	26,711	27
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (c)	72,530	73
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (c)	479,631	480
Total Collateral for Securities Loaned (Cost $1,246)		1,246
Total Investments (Cost $32,455) — 101.8%		37,707
Liabilities in excess of other assets — (1.8)%		(654)
NET ASSETS - 100.00%		$37,053

^	Purchased with cash collateral from securities on loan.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2022.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Strategic Allocation Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (6.9%)
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	44,300	$1,530

Total Affiliated Exchange-Traded Funds (Cost $1,124)		1,530

Affiliated Mutual Funds (92.9%)
Victory Global Energy Transition Fund, Class Y	49,394	1,455
Victory INCORE Investment Grade Convertible Fund, Class I	87,509	1,365
Victory INCORE Total Return Bond Fund, Class R6	917,588	7,543
Victory Integrity Discovery Fund, Class Y	17,912	712
Victory RS Global Fund, Class Y	388,861	5,806
Victory RS Partners Fund, Class Y	28,992	716
Victory Sophus Emerging Markets Fund Class R6	115,473	1,918
Victory Trivalent International Small-Cap Fund, Class I	110,274	1,226
Total Affiliated Mutual Funds (Cost $21,094)		20,741
Total Investments (Cost $22,218) — 99.8%		22,271
Other assets in excess of liabilities — 0.2%		47
NET ASSETS - 100.00%		$22,318

ETF—Exchange-Traded Fund

Affiliated Holdings

						Net Change
			Proceeds		Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
Strategic Allocation Fund	6/30/2022	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	9/30/2022	Income
Victory INCORE Total Return Bond Fund Class R6	$2,600	$5,064	$-	$-	$-	$(121)	$7,543	$17
Victory Integrity Discovery Fund Class Y	919	-	(196)	33	-	(44)	712	-
Victory Market Neutral Income Fund Class I	5,288	66	(5,165)	(305)	-	116	-	66
Victory RS Global Fund Class Y	6,484	-	(338)	90	-	(430)	5,806	-
Victory RS Partners Fund Class Y	926	-	(170)	45	-	(85)	716	-
Victory INCORE Investment Grade Convertible Fund Class I	1,524	10	(110)	(20)	-	(39)	1,365	10
Victory Sophus Emerging Markets Fund Class R6	2,166	-	-	-	-	(248)	1,918	-
Victory Global Energy Transition Fund Class Y	1,440	-	-	-	-	15	1,455	-
Victory Trivalent International Small-Cap Fund Class I	1,383	-	-	-	-	(157)	1,226	-
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	1,779	-	(155)	48	-	(142)	1,530	8
	$24,509	$5,140	$(6,134)	$(109)	$-	$(1,135)	$22,271	$101

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Fund for Income	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (77.2%)
Multi-family (0.3%):
Pass-throughs (0.3%):
Government National Mortgage Assoc.
7.92%, 7/15/23	$63	$63
8.00%, 1/15/31 - 11/15/33	971	973
7.75%, 9/15/33	363	363
		1,399
Collateralized Mortgage Obligations (2.9%):
Government National Mortgage Assoc.
Series 1999-4, Class ZB, 6.00%, 2/20/29	114	114
Series 2001-10, Class PE, 6.50%, 3/16/31	97	97
Series 2005-74, Class HB, 7.50%, 9/16/35	6	6
Series 2005-74, Class HC, 7.50%, 9/16/35	37	39
Series 2011-166, Class NT, 7.73%, 11/20/31 (a)	575	601
Series 2012-106, Class JM, 7.34%, 10/20/34 (a)	411	434
Series 2012-30, Class WB, 7.00%, 11/20/39 (a)	1,366	1,428
Series 2013-190, Class KT, 8.10%, 9/20/30 (a)	170	180
Series 2013-51, Class BL, 6.05%, 4/20/34 (a)	1,179	1,221
Series 2013-64, Class KY, 6.71%, 12/20/38 (a)	635	659
Series 2013-70, Class KP, 7.02%, 2/20/39 (a)	624	655
Series 2014-69, Class W, 7.21%, 11/20/34 (a)	81	86
Series 2014-74, Class PT, 7.87%, 5/16/44 (a)	105	109
Series 2015-77, Class PT, 7.24%, 6/20/39 (a)	218	229
Series 2019-22, Class PT, 7.93%, 2/20/49 (a)	3,990	4,208
Series 2021-1, Class WT, 7.83%, 1/20/51 (a)	4,317	4,589
		14,655
Single Family (74.0%):
Pass-throughs (74.0%):
Government National Mortgage Assoc.
8.00%, 11/15/22 - 4/15/38	24,814	26,331
7.00%, 12/20/22 - 1/15/39	65,450	68,783
8.50%, 2/15/23 - 7/15/32	3,087	3,252
7.13%, 3/15/23 - 7/15/25	26	26
6.50%, 6/15/23 - 2/20/41	101,005	105,284
5.50%, 7/15/23 - 11/15/45	22,648	23,825
7.50%, 7/15/23 - 12/20/38	41,142	43,161
6.00%, 9/20/23 - 2/20/49	63,742	67,514

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Fund for Income	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount		Value
9.00%, 4/15/25 - 9/15/30	$875		$920
10.00%, 4/15/25	—	(b)	–	(b)
6.13%, 6/20/28 - 11/20/28	217		211
6.28%, 10/20/28 - 9/20/29	439		441
6.10%, 5/20/29 - 7/20/31	365		365
7.30%, 4/20/30 - 2/20/31	162		163
6.49%, 5/20/31 - 3/20/32	639		642
4.50%, 12/15/33 - 5/15/41	8,037		7,975
5.00%, 1/20/34 - 2/20/42	18,482		18,464
4.00%, 8/15/41	521		510
			367,867
Total Government National Mortgage Association (Cost $417,747)			383,921

U.S. Treasury Obligations (22.1%)
U.S. Treasury Bills, 3.76%, 2/2/23 (c)	22,393		22,127
U.S. Treasury Bonds, 7.50%, 11/15/24	82,394		87,766
Total U.S. Treasury Obligations (Cost $114,809)			109,893

Investment Companies (0.0%)(d)
BlackRock Liquidity Funds Fedfund Portfolio, 1.19%(c)	100,333		100
Total Investment Companies (Cost $100)			100
Total Investments (Cost $532,656) — 99.3%			493,914
Other assets in excess of liabilities — 0.7%			3,542
NET ASSETS - 100.00%			$497,456

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2022.
(b)	Rounds to less than $1 thousand.
(c)	Rate represents the effective yield at September 30, 2022.
(d)	Amount represents less than 0.05% of net assets.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Investment Grade Convertible Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (67.7%)
Communication Services (0.3%):
Snap, Inc., 0.75%, 8/1/26	$1,595	$1,379

Consumer Discretionary (11.5%):
Booking Holdings, Inc., 0.75%, 5/1/25 (a)	17,485	21,030
Expedia Group, Inc., 2/15/26 (b)	22,016	19,202
Ford Motor Co., 3/15/26 (b)	9,785	8,992
		49,224
Energy (8.0%):
EQT Corp., 1.75%, 5/1/26	3,995	11,027
Pioneer Natural Resources Co., 0.25%, 5/15/25	10,641	23,098
		34,125
Financials (14.2%):
Ares Capital Corp., 4.63%, 3/1/24	17,903	18,291
Barclays Bank PLC
2/4/25 (b)	9,005	11,467
2/18/25 (b)	4,330	4,380
Blackstone Mortgage TR, 5.50%, 3/15/27	6,105	5,275
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 8/15/23 (b)	2,435	2,277
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (c)	12,505	12,742
MGIC Investment Corp., Convertible Subordinated Notes, 9.00%, 4/1/63	4,717	6,284
		60,716
Health Care (10.4%):
Anthem, Inc., 2.75%, 10/15/42	3,215	20,788
Bristol-Myers Squibb Co., 2.79% (LIBOR03M-50bps), 9/15/23, Callable 11/14/22 @ 100 (d)	2,651	5,083
Illumina, Inc., 8/15/23 (a)(b)	19,617	18,824
		44,695
Industrials (6.4%):
Parsons Corp., 0.25%, 8/15/25	6,300	6,487
Southwest Airlines Co., 1.25%, 5/1/25 (a)	18,255	20,901
		27,388

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Grade Convertible Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Information Technology (15.1%):
Akamai Technologies, Inc., 0.13%, 5/1/25	$5,399	$5,502
Block, Inc.
0.13%, 3/1/25	2,050	1,869
0.25%, 11/1/27	7,625	5,499
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (a)	24,700	22,270
Vishay Intertechnology, Inc., 2.25%, 6/15/25	8,530	7,920
Western Digital Corp., 1.50%, 2/1/24	22,713	21,611
		64,671
Real Estate (1.8%):
Kite Realty Group LP, 0.75%, 4/1/27 (c)	9,280	7,830
Total Convertible Corporate Bonds (Cost $298,848)		290,028

Convertible Preferred Stocks (30.3%)
Financials (14.1%):
Bank of America Corp., Series L, 7.25% (e)	16,050	18,827
KKR & Co., Inc., Series C, 6.00%, 9/15/23	314,910	17,137
New York Community Capital Trust, 6.00%, 11/1/51	53,619	2,391
Wells Fargo & Co., Series L, 7.50% (e)	18,124	21,821
		60,176
Industrials (2.5%):
Stanley Black & Decker, Inc., 5.25%, 11/15/22	217,390	10,722
Utilities (13.7%):
American Electric Power Co., Inc., 6.13%, 8/15/23 (a)	274,400	13,583
CenterPoint Energy, Inc., 3.37%, 9/15/29	55,000	1,739
DTE Energy Co., 6.25%, 11/1/22	144,998	7,270
NextEra Energy, Inc.
5.28%, 3/1/23	274,805	13,680
6.22%, 9/1/23	162,475	7,890
NiSource, Inc., 7.75%, 3/1/24 (a)	145,990	14,685
		58,847
Total Convertible Preferred Stocks (Cost $156,006)		129,745

Collateral for Securities Loaned (15.1%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (f)	1,387,722	1,388
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (f)	934,057	934
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (f)	692,542	693

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Grade Convertible Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (f)	31,531,107	$31,531
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (f)	1,382,725	1,383
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (f)	3,754,550	3,754
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (f)	24,828,498	24,828
Total Collateral for Securities Loaned (Cost $64,511)		64,511
Total Investments (Cost $519,365) — 113.1%		484,284
Liabilities in excess of other assets — (13.1)%		(56,103)
NET ASSETS - 100.00%		$428,181

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Zero-coupon bond.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $20,572 (thousands) and amounted to 4.8% of net assets.
(d)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2022.
(e)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f)	Rate disclosed is the daily yield on September 30, 2022.

bps—Basis points
LIBOR—London Interbank Offered Rate
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory THB US Small Opportunities Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Consumer Discretionary (15.2%):
Bassett Furniture Industries, Inc. (a)	53,190	$834
BJ's Restaurants, Inc. (b)	32,474	775
Century Communities, Inc.	15,640	669
Charles & Colvard Ltd. (b)	113,330	110
Chuy's Holdings, Inc. (b)	23,354	541
Holley, Inc. (a)(b)	68,420	277
Johnson Outdoors, Inc., Class A	13,510	693
Latham Group, Inc. (b)	100,360	360
Lazydays Holdings, Inc. (a)(b)	56,590	764
Liquidity Services, Inc. (b)	13,610	221
M/I Homes, Inc. (b)	17,445	632
MasterCraft Boat Holdings, Inc. (b)	25,980	490
Movado Group, Inc.	49,780	1,403
Overstock.com, Inc. (b)	29,640	722
Ruth's Hospitality Group, Inc.	66,610	1,123
Sleep Number Corp. (b)	4,980	169
Universal Technical Institute, Inc. (b)	171,930	935
		10,718
Consumer Staples (2.0%):
The Beauty Health Co. (b)	47,670	562
Vital Farms, Inc. (b)	70,780	847
		1,409
Energy (10.3%):
Clean Energy Fuels Corp. (b)	182,730	976
Expro Group Holdings NV (b)	58,416	744
Natural Gas Services Group, Inc. (b)	31,078	312
Profire Energy, Inc.	552,220	470
RPC, Inc. (a)	249,850	1,731
Select Energy Services, Inc., Class A (b)	94,210	657
Solaris Oilfield Infrastructure, Inc., Class A	38,590	361
TETRA Technologies, Inc. (b)	565,550	2,030
		7,281
Financials (9.8%):
BayCom Corp.	40,606	714
Coastal Financial Corp. (b)	13,760	547
Colony Bankcorp, Inc.	19,360	252
First Busey Corp.	77,331	1,700

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory THB US Small Opportunities Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Heritage Financial Corp.	62,995	$1,667
Old Second Bancorp, Inc.	82,132	1,072
P10, Inc., Class A (a)	36,050	379
The First Bancshares, Inc.	20,617	616
		6,947
Health Care (20.4%):
Addus HomeCare Corp. (b)	11,661	1,111
Apollo Medical Holdings, Inc. (a)(b)	19,220	750
Artivion, Inc. (b)	31,965	442
Atrion Corp.	1,194	675
Avanos Medical, Inc. (b)	27,680	603
BioLife Solutions, Inc. (b)	58,964	1,341
Catalyst Pharmaceuticals, Inc. (b)	40,330	518
CryoPort, Inc. (a)(b)	29,690	723
Dynavax Technologies Corp. (b)	52,210	545
Lantheus Holdings, Inc. (b)	12,891	907
LeMaitre Vascular, Inc. (a)	33,096	1,677
Mesa Laboratories, Inc.	2,723	384
OptimizeRx Corp. (b)	37,400	554
Organogenesis Holdings, Inc. (b)	13,690	44
Orthofix Medical, Inc. (b)	40,576	775
The Joint Corp. (b)	24,587	386
U.S. Physical Therapy, Inc.	8,350	635
UFP Technologies, Inc. (b)	15,720	1,349
Vanda Pharmaceuticals, Inc. (b)	27,820	275
Vericel Corp. (b)	28,570	663
		14,357
Industrials (19.4%):
Allied Motion Technologies, Inc.	36,637	1,049
ARC Document Solutions, Inc.	233,850	528
Argan, Inc.	9,560	307
Bowman Consulting Group Ltd. (b)	44,030	643
CIRCOR International, Inc. (b)	38,790	640
Concrete Pumping Holdings, Inc. (b)	92,450	596
Energy Recovery, Inc. (b)	26,350	573
Insteel Industries, Inc.	35,945	954
Karat Packaging, Inc. (b)	34,000	544
Limbach Holdings, Inc. (a)(b)	53,160	404
MYR Group, Inc. (b)	7,381	625
NN, Inc. (b)	26,660	46

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory THB US Small Opportunities Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Northwest Pipe Co. (b)	25,970	$730
Preformed Line Products Co.	11,290	803
Quest Resource Holding Corp. (b)	72,030	608
The Greenbrier Cos., Inc.	38,180	927
The Shyft Group, Inc.	17,216	352
Transcat, Inc. (b)	33,721	2,552
Twin Disc, Inc. (b)	47,460	544
Willdan Group, Inc. (b)	16,780	248
		13,673
Information Technology (18.3%):
CEVA, Inc. (b)	22,710	596
ePlus, Inc. (b)	37,722	1,567
Grid Dynamics Holdings, Inc. (b)	103,080	1,931
Ichor Holdings Ltd. (b)	50,990	1,234
Immersion Corp. (b)	239,910	1,317
Luna Innovations, Inc. (b)	151,430	672
Napco Security Technologies, Inc. (b)	67,730	1,970
NVE Corp.	10,510	490
PAR Technology Corp. (a)(b)	31,776	938
Perficient, Inc. (b)	10,460	680
Ultra Clean Holdings, Inc. (b)	36,063	929
Wayside Technology Group, Inc.	21,330	573
		12,897
Materials (2.2%):
Hawkins, Inc.	14,570	568
Koppers Holdings, Inc.	37,667	783
Ranpak Holdings Corp. (b)	48,930	167
		1,518
Real Estate (0.6%):
Gladstone Land Corp.	23,200	420

Utilities (1.1%):
The York Water Co.	20,610	792

Total Common Stocks (Cost $68,005)		70,012

Collateral for Securities Loaned (2.5%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (c)	37,834	38
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (c)	25,466	25

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory THB US Small Opportunities Fund	September 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (c)	18,881	$19
HSBC US Government Money Market Fund, I Shares, 2.91% (c)	859,653	860
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (c)	37,698	38
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (c)	102,363	102
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (c)	676,916	677
Total Collateral for Securities Loaned (Cost $1,759)		1,759
Total Investments (Cost $69,764) — 101.8%		71,771
Liabilities in excess of other assets — (1.8)%		(1,246)
NET ASSETS - 100.00%		$70,525

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate disclosed is the daily yield on September 30, 2022.